PAGE 1
                      Registration Nos. 033-32859/811-5986

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/


         Post-Effective Amendment No. 16                          /X/

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/


         Amendment No. 17                                         /X/

                        T. ROWE PRICE INDEX TRUST, INC.
                        -------------------------------
                Exact Name of Registrant as Specified in Charter

                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Address of Principal Executive Offices

                                  410-345-2000
                                  ------------
               Registrant's Telephone Number, Including Area Code

                                Henry H. Hopkins
                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Name and Address of Agent for Service


          Approximate Date of Proposed Public Offering May 1, 2002
                                                       ---------------

         It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)

/X/      On May 1, 2002, pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)

/ /      On (date), pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)

/ /      On (date), pursuant to paragraph (a)(2) of Rule 485
         If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
                                                                     May 1, 2002
  (Equity Index 500, Extended Equity Market Index, and Total Equity Market Index
                                                                          Funds)
                                                                   March 1, 2002
                                                     (International Equity Index
                                                      and U.S. Bond Index Funds)

T. ROWE PRICE INDEX FUNDS

   Equity Index 500
   Extended Equity Market Index
   Total Equity Market Index
   International Equity Index
   U.S. Bond Index

 Five funds seeking to match performance of broad indices of common stocks and bonds.
(R)
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

T. Rowe Price Index Trust, Inc.
  T. Rowe Price Equity Index 500 Fund
  T. Rowe Price Extended Equity Market Index Fund
  T. Rowe Price Total Equity Market Index Fund
T. Rowe Price International Index Fund, Inc.
  T. Rowe Price International Equity Index Fund
T. Rowe Price U.S. Bond Index Fund, Inc.
  T. Rowe Price U.S. Bond Index Fund
Prospectus

May 1, 2002
(Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds)
March 1, 2002
(International Equity Index
and U.S. Bond Index Funds)


1             ABOUT THE FUNDS
              Objective, Strategy, Risks, and Expenses      1
              -----------------------------------------------
              Other Information About the Funds            13
              -----------------------------------------------
              Some Basics of Fixed-Income Investing        14
              -----------------------------------------------

              T. ROWE PRICE ACCOUNT INFORMATION
2
              Pricing Shares and Receiving                 17
              Sale Proceeds
              -----------------------------------------------
              Useful Information on Distributions          20
              and Taxes
              -----------------------------------------------
              Transaction Procedures and                   24
              Special Requirements
              -----------------------------------------------

3             MORE ABOUT THE FUNDS
              Organization and Management                  27
              -----------------------------------------------
              Understanding Performance Information        29
              -----------------------------------------------
              Investment Policies and Practices            30
              -----------------------------------------------
              Financial Highlights                         38
              -----------------------------------------------

4             INVESTING WITH T. ROWE PRICE
              Account Requirements                         44
              and Transaction Information
              -----------------------------------------------
              Opening a New Account                        45
              -----------------------------------------------
              Purchasing Additional Shares                 46
              -----------------------------------------------
              Exchanging and Redeeming Shares              47
              -----------------------------------------------
              Rights Reserved by the Funds                 49
              -----------------------------------------------
              Information About Your Services              49
              -----------------------------------------------
              T. Rowe Price Brokerage                      52
              -----------------------------------------------
              Investment Information                       53
              -----------------------------------------------
              T. Rowe Price Privacy Policy                 54
              -----------------------------------------------



The U.S. Bond Index, Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds are managed by T. Rowe Price Associates, Inc., which was founded in 1937 and managed $156.3 billion as of December 31, 2001.

The International Equity Index Fund is managed by T. Rowe Price International, Inc., which managed over $24.4 billion in foreign stocks and bonds as of December 31, 2001, through its offices in Baltimore, London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.
 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUNDS
 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 ----------------------------------------------------------

 What is each fund's objective?

   Equity Index 500 Fund seeks to match the performance of the Standard & Poor's 500 Stock Index/(R)/. The S&P 500 is made up of primarily large-capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization. (Market capitalization is the number of a company's outstanding shares multiplied by the market price per share.)

   Extended Equity Market Index Fund seeks to match the performance of the U.S. stocks not included in the S&P 500. These are primarily small- and mid-capitalization stocks (market capitalization below the 1,000 largest companies in the U.S. stock market and between the 200 and 1,000 largest, respectively). We use the Wilshire 4500 Completion Index to represent this universe.

   Total Equity Market Index Fund seeks to match the performance of the entire U.S. stock market. We use the Wilshire 5000 Total Market Index to represent the market as a whole. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the Wilshire 5000's value.


   International Equity Index Fund seeks to provide long-term capital growth. We use the FTSE(TM) International Limited ("FTSE") Developed ex North America Index, an equity market index based on the market capitalization of over 1,000 predominately large companies listed in 21 countries, including Japan, the U.K., and developed countries in Continental Europe and the Pacific Rim.


   U.S. Bond Index Fund seeks to match the total return performance of the U.S. investment-grade bond market. We use the Lehman Brothers U.S. Aggregate Index, which typically includes more than 5,000 fixed-income securities with an overall intermediate to long average maturity. The range was 7.7 to 9.0 years for the last five years ending December 31, 2001, although it will vary with market conditions.

   The inclusion of a stock or bond in the S&P 500, the Wilshire, the FTSE(TM), or the Lehman Brothers indices is not an endorsement by Standard & Poor's, Wilshire Associates, FTSE(TM), or Lehman Brothers of the stock or bond as an investment, nor are S&P, Wilshire, FTSE(TM), and Lehman Brothers sponsors of the funds or in any way affiliated with them.

   Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500, and 500 are trademarks of McGraw-Hill, Inc. and have been licensed for use by the fund.

T. ROWE PRICE                                 2
   Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates Incorporated of Santa Monica, California.

   "FTSE(TM)" is a trademark jointly owned by the London Stock Exchange Limited and The Financial Times Limited and is used by FTSE International Limited under license.


 What is each fund's principal investment strategy?

   Equity Index 500 Fund invests substantially all of its assets in all of the stocks in the S&P 500 Index. We attempt to maintain holdings of each stock in proportion to its weight in the index. This is known as a full replication strategy.

   Standard & Poor's constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its total market value. For example, the 50 largest companies in the index may account for over 50% of its value.

   Extended Equity Market Index Fund uses a sampling strategy, investing substantially all of its assets in a group of stocks representative of the Wilshire 4500 Index. The fund does not attempt to fully replicate the index by owning each of the stocks in it. Despite its name, the Wilshire 4500 includes more than 5,500 stocks.

   Total Equity Market Index Fund also uses a sampling strategy, investing substantially all of its assets in a broad spectrum of small-, mid-, and large-capitalization stocks representative of the Wilshire 5000 Index. The Wilshire 5000 includes approximately 6,000 stocks.

   In an attempt to recreate the Wilshire indices, we select stocks in terms of industry, size, and other characteristics. For example, if technology stocks made up 15% of the Wilshire 4500 Index, the Extended Equity Market Index Fund would invest about 15% of its assets in technology stocks with similar characteristics. Several factors are considered in selecting representative stocks, including historical price movement, market capitalization, transaction costs, and others.

   International Equity Index Fund seeks to match the performance of the FTSE(TM) Developed ex North America Index by using a full replication strategy. This involves investing substantially all of its assets in all of the stocks in the index in proportion to each stock's weight in the index. The index is constructed by selecting the countries it covers, sorting the market by industry groups, and targeting a significant portion of them for inclusion in the index. Until the fund reaches a sufficient size, it will use a sampling strategy, investing in a group of stocks that is representative of the index.

                                             3
   U.S. Bond Index Fund also uses a sampling strategy, investing substantially all fund assets in bonds specifically represented in the Lehman Brothers U.S. Aggregate Index. Within each broad segment of the benchmark, such as government bonds, mortgages, and corporate issues, we will select a set of U.S. dollar-denominated bonds that represents key benchmark traits. The most important of these traits are interest rate sensitivity, credit quality, and sector diversification, although other characteristics will be reflected. The fund's holdings will normally include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, and U.S. dollar-denominated securities of foreign issuers.

   All funds

   T. Rowe Price continually compares the composition of all funds to that of the indices. If a misweighting develops, the portfolios are rebalanced in an effort to bring them into line with their respective indices. In addition to stocks, the stock funds may purchase exchange traded funds, stock index futures, or stock options in an effort to minimize any deviations in performance with their indices. In addition to its normal investments, the bond fund may purchase collateralized mortgage obligations (CMOs) and certain types of derivatives, provided they have similar characteristics to index securities but potentially offer more attractive prices, yields, or liquidity. Derivatives, such as futures and options, will not exceed 10% of the fund's total assets. This flexibility in investing is intended to help the manager keep the fund's composition in line with the index and minimize deviations in performance between the fund and the index.


 Table 1  Index Funds Comparison Guide
                         Investment               Principal types
  Fund                   emphasis                 of securities

  Equity Index 500       S&P 500 stocks           Large-cap
                         -------------------------------------------------
  Extended Equity        Broad market apart from  Small- and mid-cap
  Market Index           S&P 500 stocks           stocks
                         -------------------------------------------------
  Total Equity Market    Broad market including   Blend of small-,
  Index                  S&P 500 stocks           large-, and mid-cap
                                                  stocks
                         -------------------------------------------------
  International Equity   FTSE(TM) Developed ex    Large companies in 21
  Index                  North America Index      countries, including
                                                  Japan, the U.K., and
                                                  developed countries in
                                                  Continental Europe and
                                                  the Pacific Rim
                         -------------------------------------------------
  U.S. Bond Index        Lehman Brothers U.S.     U.S. investment-grade
                         Aggregate Index          bonds
 ------------------------------------------------------------------------------

T. ROWE PRICE                                 4
   While there is no guarantee, the investment manager expects the correlation between each fund and its index to be at least .95. A correlation of 1.00 means the returns of the fund and the index move in the same direction (but not necessarily by the same amount). A correlation of 0.00 means movements in the fund are unrelated to movements in the index.


   Each fund may sell securities to better align its portfolio with the characteristics of its benchmark or satisfy redemption requests. However, the funds are not required to sell specific issues that have been removed from their respective indices.


   3 For details about each fund's investment program, please see the Investment
     Policies and Practices section.


 What are the main risks of investing in the funds?

   Equity Index 500, Extended Equity Market Index, Total Equity Market Index, and International Equity Index Funds

   The funds are designed to track broad segments of the U.S. and foreign stock markets--whether they are rising or falling. Markets as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.

   Since each fund is passively managed and seeks to remain fully invested at all times, assets cannot be shifted from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. Therefore, actively managed funds may outperform these funds.

   Equity Index 500 Fund While there is no guarantee, this fund should tend to be less volatile than the other three stock portfolios because of its focus on U.S., larger-cap stocks. The fund emphasizes large-cap stocks, which may at times lag shares of smaller, faster-growing companies. It may also pay a modest dividend that can help offset losses in falling markets.

   Extended Equity Market Index Fund This fund will be subject to the greater risks associated with small- and mid-cap stocks. Smaller companies often have limited product lines, markets, or financial resources, and may depend on a small group of inexperienced managers. The securities of small companies may have limited marketability and liquidity and are often subject to more abrupt or erratic market movements than shares of larger companies or the major market averages. The very nature of investing in smaller companies involves greater risk than is customarily associated with large-cap companies.

                                             5
   Total Equity Market Index Fund While there is no guarantee, this fund is expected to have a risk level between the other two U.S. funds, and should have higher dividends than the Extended Equity Market Index Fund.


   International Equity Index Fund Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:


  . Currency risk This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant, unpredictable, and long-lasting depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Under normal conditions, the fund does not expect to hedge its currency exposure.

  . Geographic risk The economies and financial markets of various regions can be interdependent and may all decline at the same time.

  . Other risks of foreign investing Risks can result from the varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.


   3 While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

   All stock funds

   Tracking error The use of sampling for the Extended Equity Market Index and Total Equity Market Index Funds will likely result in some deviation from their respective indices. In addition, for all four index funds, returns are likely to be slightly below those of the indices because the funds have fees and transaction expenses while indices have none. The timing of cash flows and a fund's size can also influence returns. For example, a fund's failure to reach a certain asset size may limit its ability to purchase all the stocks in the index and achieve full replication.

   Futures/options risk To the extent the funds use futures and options, they are exposed to additional volatility and potential losses.

T. ROWE PRICE                                 6
   U.S. Bond Index Fund

   U.S. Bond Index Fund This fund is designed to track the performance of investment-grade bonds, regardless of whether they are rising or falling. Because index funds are passively managed and fully invested at all times, assets cannot be shifted from one bond or group of bonds to another based on their prospects in an attempt to cushion the impact of a market decline. Therefore, actively managed funds may outperform index funds. In addition, index funds carry the same overall risks as the indexes they are designed to track. The following are the principal risks of the fund:

  . Interest rate risk Investors should be concerned primarily with this risk because the Lehman Brothers U.S. Aggregate Index has typically had an intermediate to long weighted average maturity. An increase in interest rates will likely cause the fund's share price to fall, resulting in a loss of principal (see Table 4). That's because the bonds and fixed-income securities in the fund's portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities whose principal and interest payments are guaranteed can decline in price if rates rise. Generally speaking, the longer a bond's maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. Therefore, this fund carries more interest rate risk than short-term bond funds.

  . Credit risk This is the chance that any of the fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

   Investment-grade (AAA to BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics.


   3 The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.


  . Prepayment risk and extension risk A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall, because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio's total return, reduces its yield, and may even cause certain bonds' prices to fall below what the fund paid for them, resulting in a capital loss. Any of these developments could cause a decrease in the fund's income, share price, or total return.

                                             7
   Extension risk refers to a rise in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising rates and its potential for price declines.

  . Derivatives risk Shareholders are also exposed to derivatives risk, the potential that our investments in these complex and volatile instruments could affect the fund's share price. In addition to CMOs and better-known instruments such as swaps and futures, other derivatives that may be used in limited fashion by the fund include interest-only (IO) and principal-only
   (PO) securities known as "strips." The value of these instruments is derived from an underlying pool of mortgage-backed securities or a CMO. Some of these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.

  . Tracking error Differences between the composition of the fund and its index, as well as differences in pricing sources, will likely result in tracking error, or the risk that fund performance will not match that of the index. Tracking error will also result because the fund incurs fees and transaction expenses while indices have none. The timing of cash flows and the fund's size can also influence returns.


   All funds

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.


   3 Each fund's share price may decline, so when you sell your shares, you may lose money.


 How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The segments of the market to which you want exposure and the degree of volatility you can accept in pursuit of income or long-term capital gains can guide you in choosing among the funds. The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

   If you seek a relatively low-cost way of participating in the U.S. equity markets through a passively managed portfolio, the Equity Index 500, Extended Equity Market Index, or Total Equity Market Index Funds could be an appropriate part of your overall investment strategy.

T. ROWE PRICE                                 8
   The S&P 500 Index is one of the most widely tracked stock indices in the world. If you want to closely match the performance of the mostly large-cap stocks in this index, with the same level of risk, the Equity Index 500 Fund may be an appropriate choice.

   If you seek potentially higher returns, can assume greater risk, and want broad exposure to small- and mid-cap stocks, you may wish to invest in the Extended Equity Market Index Fund.

   If your risk profile is between that of the Equity Index 500 Fund and Extended Equity Market Index Fund, and you would like to participate in the entire U.S. stock market, you may want to consider the Total Equity Market Index Fund.


   If you want to diversify your domestic stock portfolio by adding exposure to an index of developed international stock markets and can accept the risks that accompany foreign investments, the International Equity Index Fund could be an appropriate part of your overall investment strategy.


   3 Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

   If you seek a low-cost way to participate in the U.S. investment-grade bond market through a fund that tracks a well-known benchmark, the U.S. Bond Index Fund may be an appropriate investment.

   Each fund can be used in both regular and tax-deferred accounts, such as IRAs.


 How has each fund performed in the past?

   The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

   The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

   In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor's situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.

                                             9

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T. ROWE PRICE                                 10
LOGO

 Table 2  Average Annual Total Returns
                                    Periods ended December 31, 2001
                                           Shorter of 10 years
                         1 year   5 years  or since inception    Inception date
 ------------------------
  Equity Index 500 Fund
  Returns before taxes   -12.17%  10.38%          12.56%            3/30/90
  Returns after taxes
  on distributions       -12.55    9.77           11.57
  Returns after taxes
  on distributions and
  sale of fund shares     -7.42    8.32           10.23
  S&P 500 Stock Index    -11.89   10.70           12.94
  Extended Equity Market Index Fund
  Returns before taxes    -9.55       -            3.55             1/30/98
  Returns after taxes
  on distributions       -10.35       -            2.24
  Returns after taxes
  on distributions and
  sale of fund shares     -5.62       -            2.44
  Wilshire 4500
  Completion Index*       -9.33       -            3.41
  Total Equity Market Index Fund
  Returns before taxes   -11.20       -            4.96             1/30/98
  Returns after taxes
  on distributions       -11.55       -            4.44
  Returns after taxes
  on distributions and
  sale of fund shares     -6.81       -            3.80
  Wilshire 5000 Total
  Market Index*          -10.97       -            4.84
  International Equity Index Fund
  Returns before taxes   -21.36       -          -18.03             11/30/00
  Returns after taxes
  on distributions       -21.54       -          -18.16
  Returns after taxes
  on distributions and
  sale of fund shares    -12.92       -          -14.40
  FTSE/TM/ Developed ex
  North America Index    -20.96       -          -17.12
  U.S. Bond Index Fund
  Returns before taxes     7.87       -            9.24             11/30/00
  Returns after taxes
  on distributions         5.49       -            6.79
  Returns after taxes
  on distributions and
  sale of fund shares      4.75       -            6.17
  Lehman Brothers U.S.     8.44       -            9.61
  Aggregate Index
 -------------------------------------------------------------------------------




 Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period end, and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

 *Wilshire data calculated as of 1/9/02.

T. ROWE PRICE                                 12
 What fees or expenses will I pay?

   The funds are 100% no load. However, the funds charge a redemption fee, payable to the funds, on shares held less than six months. The fee is 1% for International Equity Index Fund and 0.50% for the other funds. The purpose of the fee is to discourage short-term trading, which increases transaction costs for the funds.


   The Extended Equity Market Index, Total Equity Market Index, International Equity Index, and U.S. Bond Index Funds each have a single fee covering investment management and ordinary recurring operating expenses (other than fees and expenses for the funds' independent directors). In contrast, most mutual funds have a fixed management fee plus a fee for operating expenses.


   There are no other fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.


 Table 3  Fees and Expenses of the Funds*
                    Shareholder fees (fees
                    paid directly from your                  Annual fund operating expenses
                          investment)                (expenses that are deducted from fund assets)
                                  Account                           Total annual    Fee waiver/
                    Redemption  maintenance  Management   Other    fund operating     expense        Net
       Fund           fee/a/      fee/b/        fee      expenses     expenses     reimbursement  expenses

  Equity Index 500   0.50%       $10           0.15%      0.25%        0.40%          0.05%/c/     0.35%/c/
                    -----------------------------------------------------------------------------------------
  Extended Equity    0.50        10            0.40///d/    --         0.40             --         0.40///d/
  Market Index
                    -----------------------------------------------------------------------------------------
  Total Equity       0.50        10            0.40///d/    --         0.40             --         0.40///d/
  Market Index
                    -----------------------------------------------------------------------------------------
  International      1.00        10            0.50///d/    --         0.50             --         0.50///d/
  Equity Index
                    -----------------------------------------------------------------------------------------
  U.S. Bond Index    0.50        10            0.30///d/    --         0.30             --         0.30///d/
 ------------------------------------------------------------------------------------------------------------




 *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Transaction Procedures and Special

  Requirements - Account Maintenance and Small Account Fees.

 /a/       On shares purchased and held for less than six months.

 /b/A $2.50 quarterly fee is charged for accounts with balances less than $10,000.


 /c/Effective January 1, 2001, T. Rowe Price contractually obligated itself to waive its fees and bear any expenses through December 31, 2003, to the extent such fees or expenses would cause the fund's ratio of expenses to average net assets to exceed 0.35%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the fund's expense ratio is below 0.35%; however, no reimbursement will be made after December 31, 2005, or if it would result in the expense ratio exceeding 0.35%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.

 /d/       The management fee includes operating expenses.

                                             13
   Example. The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed (if applica ble), you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:


     Fund                          1 year  3 years  5 years  10 years
    ------------------------------------------------------------------------
     Equity Index 500               $36     $118     $214      $495
                                   ------------------------------------
     Extended Equity Market Index    41      128      224       505
                                   ------------------------------------
     Total Equity Market Index       41      128      224       505
                                   ------------------------------------
     International Equity Index      51      160      279       628
                                   ------------------------------------
     U.S. Bond Index                 31       97      169       381
    ------------------------------------------------------------------------





 OTHER INFORMATION ABOUT THE FUNDS
 ----------------------------------------------------------

 How does a stock or bond index mutual fund differ from the typical stock or bond mutual fund?

   Both types of index funds are passively managed, attempting to deviate as little as possible from a particular benchmark. Since fewer resources are devoted to researching stocks or bonds, and portfolio turnover (the buying and selling of securities) is low, an index fund incurs lower costs than the average equity or bond fund. The typical equity or bond fund is actively managed, meaning the manager makes purchase and sell decisions based on a particular security's prospects in pursuit of the fund's investment objective. In addition, index funds are almost entirely invested in stocks or bonds while actively managed funds often hold cash for strategic and defensive purposes.

   International Equity Index Fund


 What specific markets are included in the FTSE(TM) Developed ex North America Index?

   The countries in the index as of January 1, 2002, were: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and United Kingdom.

   Countries may be removed or added to the index at any time. The index's performance reflects the reinvestment of all dividends and capital gains.

T. ROWE PRICE                                 14
   U.S. Bond Index Fund


 What types of securities are included in the Lehman Brothers U.S. Aggregate Index?

   The index represents the U.S. investment-grade fixed-rate bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. To be included in the index, a security must be U.S. dollar-denominated; have at least one year to final maturity; have a $150 million par amount outstanding; and be rated investment grade by a major rating service.

   All funds


 What are some of the funds' potential rewards?

  . Index investing provides investors with a convenient and relatively low-cost way to approximate the performance of a particular market.

  . Because the funds are passively managed, their expenses are lower than the average actively managed fund. Assuming all other factors are equal, lower expenses can increase a fund's total return.

  . Lower turnover should mean smaller capital gain distributions, which can raise a fund's after-tax returns.


 Is there other information I can review before making a decision?

   Investment Policies and Practices in Section 3 discusses various types of portfolio securities the funds may purchase as well as types of management practices the funds may use.



 SOME BASICS OF FIXED-INCOME INVESTING
 ----------------------------------------------------------
   U.S. Bond Index Fund


 Is a fund's yield fixed or will it vary?

   It will vary. The yield is calculated every day by dividing a fund's net income per share, expressed at annual rates, by the share price. Since both income and share price will fluctuate, a fund's yield will also vary. (Although money fund prices are stable, income is variable.)


 Is yield the same as total return?

   Not for bond funds. A fund's total return is the result of reinvested distributions from income and capital gains and the change in share price for a given period. Income is always a positive contributor to total return and can either enhance a rise in share price or help offset a price decline.

                                             15
 What is credit quality and how does it affect yield?

   Credit quality refers to a bond issuer's expected ability to make all required interest and principal payments on time. Because highly rated issuers represent less risk, they can borrow at lower interest rates than less creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.


 What is meant by a bond fund's maturity?

   Every bond has a stated maturity date when the issuer must repay the bond's entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond's "effective maturity" is usually its nearest call date. For example, the rate at which homeowners pay down their mortgage principal determines the effective maturity of mortgage-backed bonds.

   A bond mutual fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets it represents. Some funds target effective maturities rather than stated maturities when computing the average. This provides additional flexibility in portfolio management.


 What is meant by a bond fund's duration?

   Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond's life. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years - the duration. "Effective" duration takes into account call features and sinking fund payments that may shorten a bond's life.

   Since duration can also be computed for bond funds, you can estimate the effect of interest rates on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. (T. Rowe Price shareholder reports show duration.)


 How is a bond's price affected by changes in interest rates?

   When interest rates rise, a bond's price usually falls, and vice versa. In general, the longer a bond's maturity, the greater the price increase or decrease in response to a given change in rates, as shown in Table 4.

T. ROWE PRICE                                 16

 Table 4  How Interest Rates May Affect Bond Prices
                                         Price of a $1,000 face value bond if interest rates:
  Bond maturity   Coupon                         Increase                                  Decrease
                                  1 percent                   2 percent            1 percent     2 percent

  1 year         2.07%               $990                        $981                $1,010        $1,020
  5 years        4.30                 957                         915                 1,046         1,094
  10 years       5.05                 926                         858                 1,082         1,171
  30 years       5.47                 868                         762                 1,164         1,371
 ------------------------------------------------------------------------------------------------------------------


 Coupons reflect yields on Treasury securities as of December 31, 2001. The table may not be representative of price changes for mortgage-backed securities because of prepayments. This is an illustration and does not represent expected yields or share price changes of any T. Rowe Price fund.

 T. ROWE PRICE ACCOUNT INFORMATION
   Here are some procedures you should know when investing in the T. Rowe Price family of taxable stock, bond, and money market funds.



 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------

 How and when shares are priced


   The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

   The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.


   3 The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.


 How your purchase, sale, or exchange price is determined

   If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV.

   We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

T. ROWE PRICE                                 18
   Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

   Japan Fund: Pricing and Transactions
   The Japan Fund's share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes an NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

   The Tokyo Stock Exchange is scheduled to be closed on the following weekdays:
   In 2002 -January 1, 2, 3, and 14; February 11; March 21; April 29; May 3 and 6; September 16 and 23; October 14; November 4; and December 23 and 31. In 2003-January 1, 2, 3, and 13; February 11; March 21; April 29; May 3 and 5; July 21; September 15 and 23; October 13; November 4 and 24; December 23 and
   31. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.


 How you can receive the proceeds from a sale


   3 When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

   If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

                                             19
  . Exception: Under certain circumstances and when deemed to be in a fund's best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.


   3 If for some reason we cannot accept your request to sell shares, we will contact you.

   Contingent Redemption Fee
   Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the time period shown:

  Fund                             Holding period  Redemption fee
  Diversified Small-Cap Growth        6 months     1.00%
                                   --------------------------------
  Developing Technologies              1 year      1.00%
                                   --------------------------------
  Emerging Europe & Mediterranean      1 year      2.00%
                                   --------------------------------
  Emerging Markets Stock               1 year      2.00%
                                   --------------------------------
  Equity Index 500                    6 months     0.50%
                                   --------------------------------
  Extended Equity Market Index        6 months     0.50%
                                   --------------------------------
  High Yield                           1 year      1.00%
                                   --------------------------------
  International Discovery              1 year      2.00%
                                   --------------------------------
  International Equity Index           6 months    1.00%
                                   --------------------------------
  Latin America                        1 year      2.00%
                                   --------------------------------
  Real Estate                         6 months     1.00%
                                   --------------------------------
  Small-Cap Value                      1 year      1.00%
                                   --------------------------------
  Tax-Efficient Balanced               1 year      1.00%
                                   --------------------------------
  Tax-Efficient Growth                2 years      1.00%
                                   --------------------------------
  Tax-Efficient Multi-Cap Growth      2 years      1.00%
                                   --------------------------------
  Total Equity Market Index           6 months     0.50%
                                   --------------------------------
  U.S. Bond Index                     6 months     0.50%
 -----------------------------------------------------------------------



   Redemption fees are paid to a fund to help offset transaction costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.

T. ROWE PRICE                                 20
   In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.

   The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or to shares redeemed through designated systematic withdrawal plans. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.



 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------

   3 All net investment income and realized capital gains are distributed to shareholders.


 Dividends and Other Distributions

   Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

   Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   The following chart provides details on dividend payments.

 Table 5  Dividend Payment Schedule
  Fund                                               Dividends
  Money market funds                 .Declared daily to shareholders of record
                                      as of 12 noon ET on that day. Purchases
                                      made after 12 noon ET receive the dividend
                                      on the next business day after payment has
                                      been received.

                                     .Paid on the first business day of each
                                      month.
 ---------------------------------------------------------------------------------
  Bond funds                         .Declared daily to shareholders of record
                                      as of 4 p.m. ET the previous business day.
                                      Purchases made after 4 p.m. ET receive the
                                      dividend on the next business day after
                                      payment has been received.

                                     .Paid on the first business day of each
                                      month.
 --------------------------------------------------------------------------------------
  These stock funds only:*           .Declared quarterly, if any, in March,
   .Balanced                          June, September, and December.

   . Dividend Growth                 .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
   . Equity Income

   . Equity Index 500

   . Growth & Income

   . Personal Strategy Balanced

   . Personal Strategy Income

   . Real Estate
 ---------------------------------------------------------------------------------
  All other stock funds*             .Declared annually, if any, generally in
                                      December.

                                     .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
 ---------------------------------------------------------------------------------
  Tax-Efficient Balanced*           Municipal Portion
                                     .Declared daily, paid on the last business
                                      day of March, June, September, and
                                      December.

                                    Equity Portion
                                     .Declared annually, if any, usually in
                                      December.

                                     .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
 --------------------------------------------------------------------------------------

 * Mutual fund dividends are eligible for the 70% deduction for dividends received by corporations to the extent the fund's income consists of dividends paid by U.S. corporations.


   Bond or money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.


 Capital gain payments

   If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

T. ROWE PRICE                                 22
   Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.


   3 A capital gain or loss is the difference between the purchase and sale price of a security.

   Tax Information

   3 You will be sent timely information for your tax filing needs.

   You need to be aware of the possible tax consequences when:

  . You sell fund shares, including an exchange from one fund to another. . A fund makes a distribution to your account.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

   In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the "average cost" single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

   To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

   Taxes on fund distributions

   In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they are paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes.

   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain

                                             23
   distribution received during the period you held the shares. Gains and losses from the sale of foreign currencies and the foreign currency gain or loss resulting from the sale of a foreign debt security can increase or decrease an ordinary income dividend. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

   If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

   Tax consequences of hedging
   For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital. Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.


   3 Distributions are taxable whether reinvested in additional shares or received in cash.

   Tax effect of buying shares before a capital gain distribution
   If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund's record date before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.


   3 The preceding tax information summary does not apply to retirement accounts, such as IRAs, which are not subject to current tax.

T. ROWE PRICE                                 24
 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 ----------------------------------------------------------

   3 Following these procedures helps assure timely and accurate transactions.


 Purchase Conditions

   Nonpayment

   If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars
   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.


 Sale (Redemption) Conditions

   Holds on immediate redemptions: 10-day hold

   If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

   Telephone, Tele*Access/(R)/, and online account transactions
   You may access your account or conduct transactions using the telephone or Tele*Access, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

   Redemptions over $250,000
   Large redemptions can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem
   (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

                                             25
 Excessive Trading


   3 T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades or market timing in your account or accounts controlled by you can disrupt management of a fund and raise its expenses. To deter such activity, each fund has adopted an excessive trading policy. If you violate this policy, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds.

  . Trades placed directly with T. Rowe Price If you trade directly with T. Rowe
   Price, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit, or if your trading activity involves market timing, you are in violation of our excessive trading policy.

   Two types of transactions are exempt from this policy: 1) Trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).


  . Trades placed through intermediaries If you purchase fund shares through an intermediary including a broker, bank, investment adviser, recordkeeper, or other third party, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you are in violation of our excessive trading policy. Systematic purchases and redemptions are exempt from this policy. Transactions accepted by intermediaries in violation of this excessive trading policy or from persons believed to be market timers are subject to rejection or cancellation by the funds.


 Keeping Your Account Open

   Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.


 Account Maintenance and Small Account Fees


  . Small Account Fee (all funds except Index Funds) Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds' transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the

T. ROWE PRICE                                 26
   minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.

  . Account Maintenance Fee (Index Funds only) The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC/(R)/Networking.


 Signature Guarantees


   3 A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

   You may need to have your signature guaranteed in certain situations, such as:

  . Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.
  . Remitting redemption proceeds to any person, address, or bank account not on record.
  . Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.
  . Establishing certain services after the account is opened.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

 MORE ABOUT THE FUNDS
 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How are the funds organized?

   T. Rowe Price Index Trust, Inc. was incorporated in Maryland in 1989. It consists of three series and each is an open-end investment company, or mutual fund. The Equity Index 500 Fund was established in 1990, and the Extended Equity Market Index and Total Equity Market Index Funds were established in 1997. The Equity Index 500 Fund was originally established as the Equity Index Fund but changed its name effective January 30, 1998. The International Equity Index and the U.S. Bond Index Funds were incorporated in Maryland in 2000 as open-end investment companies. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.


   3 Shareholders benefit from T. Rowe Price's 65 years of investment management experience.


 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:


  . Receive a proportional interest in income and capital gain distributions.

  . Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
   If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

T. ROWE PRICE                                 28
 Who runs the funds?

   General Oversight

   Each fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The majority of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price) and T. Rowe Price International, Inc. (T. Rowe Price International).


   3 All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price or, for the International Equity Index Fund, T. Rowe Price International - specifically by each fund's portfolio managers.

   Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds

   Portfolio Management

   Each fund has an Investment Advisory Committee with the following members:
   Richard T. Whitney, Chairman, Eugene F. Bair, Ann M. Holcomb, Raymond A. Mills, Ph.D., and M. Christine Munoz. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing each fund's investment program. Mr. Whitney has been a member of each fund's committee since the funds' inceptions. He joined T. Rowe

   Price in 1985 and has been managing investments since 1986.

   International Equity Index Fund

   Investment Manager
   T. Rowe Price International is responsible for the selection and management of each fund's portfolio investments. The company, a wholly owned subsidiary of T. Rowe Price Associates, is the successor to Rowe Price-Fleming International. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202. Offices are also located in London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   Raymond A. Mills, Ph.D., Chairman, Jeanne M. Aldave, M. Christine Munoz, and Richard T. Whitney. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. Mr. Mills has been chairman of the fund's committee since its inception. He has been managing investments since 1998. From 1994 until joining T. Rowe Price in 1997 as an investment analyst, Mr. Mills was a Principal Systems Engineer with The Analytic Sciences Corporation.

                                             29
   U.S. Bond Index Fund

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   Edmund M. Notzon III, Chairman, Connice A. Bavely, Patrick S. Cassidy, Peter
   D. Leiser, Jr., Mary J. Miller, Vernon A. Reid, Jr., and Charles M. Shriver. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. Mr. Notzon has been chairman of the fund's committee since its inception. He has been managing investments since joining T. Rowe Price in 1989.

   All funds

   The Management Fee
   Each fund's fee is as follows: 0.15% for the Equity Index 500 Fund, 0.30% for the U.S. Bond Index Fund, 0.40% for the Extended Equity Market Index and Total Equity Market Index Funds, and 0.50% for the International Equity Index Fund, based on average daily net assets. The funds calculate and accrue the fees daily. For the Extended Equity Market Index, Total Equity Market Index, International Equity Index, and U.S. Bond Index Funds, the management fee includes ordinary recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the funds' independent directors.



 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us; in our education and informational materials; in T. Rowe Price advertisements;
   and

   in the media.


 Total Return

   This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

T. ROWE PRICE                                 30
 Cumulative Total Return

   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, provided you held it for the entire period.


 Yield

   The current or "dividend" yield on a fund or any investment tells you the relationship between the investment's current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized, and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

   The advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the per share price on the last day of the base period. The SEC yield-also called the standardized yield-may differ from the dividend yield.



 INVESTMENT POLICIES AND PRACTICES
 ----------------------------------------------------------
   This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

   Shareholder approval is required to substantively change fund objectives and certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

                                             31
   Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.


   3 Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.


 Types of Portfolio Securities

   All funds

   In seeking to meet their investment objectives, the funds may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with their investment programs. The following pages describe various types of fund securities and investment management practices.

   Each fund must invest at least 80% of its net assets in securities that make up its respective index.


   Fundamental policy Each fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer, or if more than 10% of the outstanding voting securities of the issuer would be held by the funds. These limitations do not apply to each fund's purchase of securities issued or guaranteed by the U.S.

   government, its agencies, or instrumentalities.

   All funds except U.S. Bond Index Fund

   Hybrid Instruments
   These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero.


   3 Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

   Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

   U.S. Bond Index and International Equity Index Funds

   Fundamental policy The funds will not invest more than 25% of their total assets (concentrate) in any single industry except to the extent the index concentrates in that industry.

T. ROWE PRICE                                 32
   U.S. Bond Index Fund

   Bonds
   A bond is an interest-bearing security. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem or "call" a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates.

   A bond's annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond's price usually rises when interest rates fall, and vice versa, so its yield stays consistent with current market conditions.

   Bonds may be unsecured (backed by the issuer's general creditworthiness only) or secured (also backed by specified collateral). Bonds include asset- and mortgage-backed securities.

   Certain bonds have interest rates that are adjusted periodically. These interest rate adjustments tend to minimize fluctuations in the bonds' principal values. The maturity of those securities may be shortened under certain specified conditions.

   Bonds may be designated as senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt.

   Foreign Securities
   Investments may be made in U.S. dollar-denominated foreign securities. Such investments increase a portfolio's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting and disclosure, settlement, and regulatory practices that differ from U.S. standards.

   Asset-Backed Securities
   An underlying pool of assets, such as credit card or automobile trade receivables or corporate loans or bonds, backs these bonds and provides the interest and principal payments to investors. On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty,

                                             33
   if any. The underlying assets (i.e., loans) are sometimes subject to prepayments, which can shorten the security's weighted average life and may lower its return. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the swap counterparty.

   Mortgage-Backed Securities
   The fund may invest in a variety of mortgage-backed securities. Mortgage lenders pool individual home mortgages with similar characteristics to back a certificate or bond, which is sold to investors such as the fund. Interest and principal payments generated by the underlying mortgages are passed through to the investors. The "big three" issuers are the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). GNMA certificates are backed by the full faith and credit of the U.S. government, while others, such as Fannie Mae and Freddie Mac certificates, are only supported by the ability to borrow from the U.S. Treasury or by the credit of the agency. Private mortgage bankers and other institutions also issue mortgage-backed securities.

   Mortgage-backed securities are subject to scheduled and unscheduled principal payments as homeowners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. Therefore, these securities are not an effective means of locking in long-term interest rates. In addition, when interest rates fall, the pace of mortgage prepayments picks up. These refinanced mortgages are paid off at face value (par), causing a loss for any investor who may have purchased the security at a price above par. In such an environment, this risk limits the potential price appreciation of these securities and can negatively affect the fund's net asset value. When rates rise, the prices of mortgage-backed securities can be expected to decline, although historically these securities have experienced smaller price declines than comparable quality bonds. In addition, when rates rise and prepayments slow, the effective duration of mortgage-backed securities extends, resulting in increased volatility.

   Additional mortgage-backed securities in which the fund may invest include:


  . Collateralized Mortgage Obligations CMOs are debt securities that are fully collateralized by a portfolio of mortgages or mortgage-backed securities. All interest and principal payments from the underlying mortgages are passed through to the CMOs in such a way as to create some classes with more stable average lives than the underlying mortgages and other classes with more volatile average lives. CMO classes may pay fixed or variable rates of interest, and certain classes have priority over others with respect to the receipt of prepayments.

T. ROWE PRICE                                 34

  . Stripped Mortgage Securities Stripped mortgage securities (a type of potentially high-risk derivative) are created by separating the interest and principal payments generated by a pool of mortgage-backed securities or a CMO to create additional classes of securities. Generally, one class receives only interest payments (IOs), and another receives principal payments (POs). Unlike with other mortgage-backed securities and POs, the value of IOs tends to move in the same direction as interest rates. The fund can use IOs as a hedge against falling prepayment rates (interest rates are rising) and/or a bear market environment. POs can be used as a hedge against rising prepayment rates (interest rates are falling) and/or a bull market environment. IOs and POs are acutely sensitive to interest rate changes and to the rate of principal prepayments.

   A rapid or unexpected increase in prepayments can severely depress the price of IOs, while a rapid or unexpected decrease in prepayments could have the same effect on POs. Of course, under the opposite conditions these securities may appreciate in value. These securities can be very volatile in price and may have lower liquidity than most other mortgage-backed securities. Certain non-stripped CMO classes may also exhibit these qualities, especially those that pay variable rates of interest that adjust inversely with, and more rapidly than, short-term interest rates. In addition, if interest rates rise rapidly and prepayment rates slow more than expected, certain CMO classes, in addition to losing value, can exhibit characteristics of longer-term securities and become more volatile. There is no guarantee that fund investments in CMOs, IOs, or POs will be successful, and fund total return could be adversely affected as a result.

  . Commercial Mortgage-Backed Securities (CMBS) CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, etc. Interest and principal payments from the loans are passed on to the investor according to a schedule of payments. Credit quality depends primarily on the quality of the loans themselves and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. The amount of subordination is determined by the rating agencies who rate the individual classes of the structure. Commercial mortgages are generally structured with prepayment penalties, which greatly reduces prepayment risk to the investor. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate. There is no limit on fund investments in these securities.

   Hybrid Instruments

   These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate

                                             35
   (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including duration management and increased total return. Hybrids may or may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the fund.

   One type of hybrid the fund may purchase is the bond index swap. The fund would purchase these in an effort to mimic all or a portion of the index. An index swap can help the fund replicate the index when the fund is small or when investing cash flow.


   3 Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

   Private Placements
   These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

   Operating policy Fund investments in illiquid securities are limited to 15% of net assets.


 Types of Investment Management Practices

   All funds

   Reserve Position
   Each fund will hold a certain portion of its assets in cash or cash equivalents. Each fund's reserve position can consist of shares of a T. Rowe Price internal money market fund and U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments.

T. ROWE PRICE                                 36
   Borrowing Money and Transferring Assets
   Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

   Fundamental policy Borrowings may not exceed 33/1//\\/3/\\% of total fund assets.

   Operating policy Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33/1//\\/3/\\% of fund total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

   Futures and Options
   The funds may make such investments to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading or to reduce transaction costs. The funds may also purchase call options on stock indices or bonds (U.S. Bond Index Fund). Such options would be used in a manner similar to the funds' use of futures.

   Futures contracts and options prices can be highly volatile; using them could lower the funds' total returns and the potential loss from the use of futures can exceed the funds' initial investment in such contracts.

   Operating policies Futures: Initial margin deposits and premiums on options used for non-hedging purposes will not exceed 5% of each fund's net asset value. Options on bonds or indices: The funds will not commit more than 5% of total assets to premiums when purchasing call options.

   Lending of Portfolio Securities

   Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities.

   Fundamental policy The value of loaned securities may not exceed 33/1//\\/3/\\% of total fund assets.

   All funds except U.S. Bond Index Fund

   Exchange Traded Funds (ETFs)
   These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting

                                             37
   purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

   U.S. Bond Index Fund

   When-Issued Securities and Forward Commitment Contracts

   The fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. There is no limit on fund investments in these securities. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment can take place a month or more later. During the interim period, the market value of the securities can fluctuate, and no interest accrues to the purchaser. At the time of delivery, the value of the securities may be more or less than the purchase or sale price. To the extent fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund's net asset value than if the fund did not purchase them.

   All funds

   Portfolio Turnover
   Turnover is an indication of frequency of trading. Each fund will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. A high turnover rate may increase transaction costs, result in additional capital gain distributions, and reduce fund total return. The portfolio turnover rates for the funds are shown in the Financial Highlights table.

   Standard & Poor's (Equity Index 500 Fund)
   Although S&P obtains information for inclusion in or for use in the calculation of the S&P 500 Index from sources which S&P considers reliable, S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500 Index or any data included therein. . The fund is not sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.

T. ROWE PRICE                                 38
   Wilshire Associates, Incorporated (Extended Equity Market Index and Total Equity Market Index Funds)
   These funds are not sponsored, endorsed, sold, or promoted by Wilshire, and Wilshire makes no representation regarding the advisability of investing in these funds.

   Because of the challenges of compiling data for very large indices, Wilshire may frequently revise or restate the historical performance data of the Wilshire 4500 Completion Index and the Wilshire 5000 Total Market Index. As a result, the performance of the Extended Equity Market Index Fund or the Total Equity Market Index Fund over short-term periods may appear to differ from the results of its benchmark.

   FTSE(TM) (International Equity Index Fund)
   The shares of the fund are not in any way sponsored, endorsed, sold, or promoted by FTSE(TM) or by the London Stock Exchange Limited (the "Exchange") or by the Financial Times Limited ("FT"), and FTSE(TM), the Exchange and FT do not make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE(TM) Developed ex North America Index ("the Index") and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE(TM).

   FTSE(TM), the Exchange, and FT shall not be liable (whether in negligence or otherwise) to any person for any error in the Index and FTSE(TM), the Exchange, and FT shall not be under any obligation to advise any person of any error therein.

   Lehman Brothers (U.S. Bond Index Fund)
   The inclusion of a bond in the Lehman Brothers U.S. Aggregate Index is in no way an endorsement by Lehman Brothers of the bond as an investment, nor is Lehman Brothers a sponsor of the fund or in any way affiliated with it.



 FINANCIAL HIGHLIGHTS
 ----------------------------------------------------------

   Table 6, which provides information about each fund's financial history, is based on a single share outstanding throughout the periods shown. Each fund's section of the table is part of the fund's financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions and no payment of

                                             39
   account or (if applicable) redemption fees). The financial statements in the annual report were audited by the funds' independent accountants, PricewaterhouseCoopers LLP.


 Table 6  Financial Highlights
                                              Year ended December 31

  Equity Index 500             1997       1998       1999       2000         2001
 --------------------------------------------------------------------------------------------

  Net asset value,
  beginning of period         $20.34     $26.38     $33.38     $39.56      $ 35.50
  Income From Investment Operations
  Net investment income        0.35/a/    0.33/a/    0.34/a/    0.33/a/      0.32/a/
                              ---------------------------------------------------------------
  Net gains or losses on
  securities (both realized     6.28       7.10       6.49      (3.98)       (4.65)
  and unrealized)
                              ----------------------------------------------------------
  Total from investment
  operations                    6.63       7.43       6.83      (3.65)       (4.33)
  Less Distributions
  Dividends (from net          (0.34)     (0.34)     (0.34)     (0.33)       (0.33)
  investment income)
                              ----------------------------------------------------------
  Distributions (from          (0.25)     (0.09)     (0.31)     (0.08)          --
  capital gains)
                              ----------------------------------------------------------
  Returns of capital              --         --         --         --           --
                              ----------------------------------------------------------
  Total distributions          (0.59)     (0.43)     (0.65)     (0.41)       (0.33)
                              ----------------------------------------------------------
  Net asset value,            $26.38     $33.38     $39.56     $35.50      $ 30.84
  end of period
                              ----------------------------------------------------------
  Total return                 32.87%/a/  28.31%/a/  20.64%/a/  (9.30)%/a/  (12.17)%/a/
  Ratios/Supplemental Data
  Net assets, end of period   $1,908     $3,347     $5,049     $4,045      $ 3,473
  (in millions)
                              ----------------------------------------------------------
  Ratio of expenses to          0.40%/a/   0.40%/a/   0.40%/a/   0.35%/a/     0.35%/a/
  average net assets
                              ----------------------------------------------------------
  Ratio of net income to        1.49%/a/   1.17%/a/   0.98%/a/   0.85%/a/     1.00%/a/
  average net assets
                              ----------------------------------------------------------
  Portfolio turnover rate        0.7%       4.7%       5.2%       9.1%         4.0%
 --------------------------------------------------------------------------------------------


 /a/
   Excludes expenses in excess of a 0.40% voluntary expense limitation in effect through December 31, 1999, and a 0.35% voluntary expense limitation in effect through December 31, 2001.

T. ROWE PRICE                                 40

 Table 6  Financial Highlights (continued)
                              1/30/98/*/     Year ended December 31
                               through
  Extended Equity              12/31/98
  Market Index                ------------ 1999      2000       2001
 -----------------------------            -------------------------------------

  Net asset value,
  beginning of period         $ 10.00     $ 11.02   $ 14.05    $ 11.12
  Income From Investment Operations
  Net investment income          0.08        0.10      0.09       0.10
                              --------------------------------------------
  Net gains or losses on
  securities (both realized      1.13        3.56     (2.26)     (1.17)
  and unrealized)
                              --------------------------------------------
  Total from investment
  operations                     1.21        3.66     (2.17)     (1.07)
  Less Distributions
  Dividends (from net           (0.08)      (0.10)    (0.09)     (0.10)
  investment income)
                              --------------------------------------------
  Distributions (from           (0.11)      (0.53)    (0.67)     (0.18)
  capital gains)
                              --------------------------------------------
  Returns of capital               --          --        --         --
                              --------------------------------------------
  Total distributions           (0.19)      (0.63)    (0.76)     (0.28)
                              --------------------------------------------
  Net asset value,            $ 11.02     $ 14.05   $ 11.12    $  9.77
  end of period
                              --------------------------------------------
  Total return                  12.29%      33.72%   (15.58)%    (9.55)%
  Ratios/Supplemental Data
  Net assets, end of period   $20,743     $54,219   $86,322    $77,331
  (in thousands)
                              --------------------------------------------
  Ratio of expenses to           0.40%/a/    0.40%     0.40%      0.40%
  average net assets
                              --------------------------------------------
  Ratio of net income to         1.15%/a/    1.04%     0.78%      0.96%
  average net assets
                              --------------------------------------------
  Portfolio turnover rate        26.3%/a/    23.4%     30.5%      31.3%
 ------------------------------------------------------------------------------


 /*/       Inception date.

 /a/      Annualized.

                                             41

 Table 6  Financial Highlights (continued)
                           1/30/98/*/       Year ended December 31
                            through
  Total Equity              12/31/98
  Market Index             ------------  1999       2000        2001
 --------------------------            ----------------------------------------

  Net asset value,
  beginning of period      $ 10.00     $  12.19   $  14.77    $  13.02
  Income From Investment Operations
  Net investment income       0.11         0.12       0.12        0.11
                           -----------------------------------------------
  Net gains or losses on
  securities (both
  realized and                2.20         2.69      (1.64)      (1.57)
  unrealized)
                           -----------------------------------------------
  Total from investment
  operations                  2.31         2.81      (1.52)      (1.46)
  Less Distributions
  Dividends (from net        (0.12)       (0.11)     (0.11)      (0.11)
  investment income)
                           -----------------------------------------------
  Distributions (from           --        (0.12)     (0.12)      (0.01)
  capital gains)
                           -----------------------------------------------
  Returns of capital            --           --         --          --
                           -----------------------------------------------
  Total distributions        (0.12)       (0.23)     (0.23)      (0.12)
                           -----------------------------------------------
  Net asset value,         $ 12.19     $  14.77   $  13.02    $  11.44
  end of period
                           -----------------------------------------------
  Total return               23.19%       23.25%    (10.33)%    (11.20)%
  Ratios/Supplemental Data
  Net assets, end of
  period                   $61,210     $199,427   $206,058    $197,775
  (in thousands)
                           -----------------------------------------------
  Ratio of expenses to        0.40%/a/     0.40%      0.40%       0.40%
  average net assets
                           -----------------------------------------------
  Ratio of net income to      1.33%/a/     0.98%      0.85%       0.98%
  average net assets
                           -----------------------------------------------
  Portfolio turnover rate      1.9%/a/      3.2%       7.6%        8.6%
 ------------------------------------------------------------------------------


 /*/       Inception date.

 /a/      Annualized.

T. ROWE PRICE                                 42

 Table 6  Financial Highlights (continued)
                                                     11/30/00/*/
                                                       through
  International Equity                                10/31/01
   Index                                        -----------------------
 -----------------------------------------------                       -----

  Net asset value,
  beginning of period                                 $ 10.00
  Income From Investment Operations
  Net investment income                                  0.10
                                                -----------------------
  Net gains or losses on
  securities (both realized                             (2.32)
  and unrealized)
                                                -----------------------
  Total from investment
  operations                                            (2.22)
  Less Distributions
  Dividends (from net                                      --
  investment income)
                                                -----------------------
  Distributions (from                                      --
  capital gains)
                                                -----------------------
  Returns of capital                                       --
                                                -----------------------
  Total distributions                                      --
                                                -----------------------
  Net asset value,                                    $  7.78
  end of period
                                                -----------------------
  Total return                                         (22.20)%
  Ratios/Supplemental Data
  Net assets, end of period                           $ 7,502
  (in thousands)
                                                -----------------------
  Ratio of expenses to                                   0.50%/a/
  average net assets
                                                -----------------------
  Ratio of net income to                                 1.51%/a/
  average net assets
                                                -----------------------
  Portfolio turnover rate                                63.1%/a/
 ---------------------------------------------------------------------------


 /*/       Inception date.

 /a/      Annualized.

                                             43

 Table 6  Financial Highlights (continued)
                                                     11/30/00/*/
                                                       through
                                                      10/31/01
  U.S. Bond Index                               -----------------------
 -----------------------------------------------                       -----

  Net asset value,
  beginning of period                                 $ 10.00
  Income From Investment Operations
  Net investment income                                  0.55
                                                -----------------------
  Net gains or losses on
  securities (both realized                              0.63
  and unrealized)
                                                -----------------------
  Total from investment
  operations                                             1.18
  Less Distributions
  Dividends (from net                                   (0.55)
  investment income)
                                                -----------------------
  Distributions (from                                      --
  capital gains)
                                                -----------------------
  Returns of capital                                       --
                                                -----------------------
  Total distributions                                   (0.55)
                                                -----------------------
  Net asset value,                                    $ 10.63
  end of period
                                                -----------------------
  Total return                                          12.11%
  Ratios/Supplemental Data
  Net assets, end of period                           $48,814
  (in thousands)
                                                -----------------------
  Ratio of expenses to                                   0.30%/a/
  average net assets
                                                -----------------------
  Ratio of net income to                                 5.74%/a/
  average net assets
                                                -----------------------
  Portfolio turnover rate                                83.9%/a/
 ---------------------------------------------------------------------------


 /*/       Inception date.

 /a/      Annualized.

 INVESTING WITH T. ROWE PRICE
 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
                                                              Tax Identification
                                                                          Number
We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 30%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund's NAV on the redemption date.

                                                       Transaction Confirmations
We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.

                  Employer-Sponsored Retirement Plans and Institutional Accounts
                                                                   T. Rowe Price
                                                                   Trust Company
                                                                  1-800-492-7670
Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

We do not accept third-party checks, except for IRA Rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.

                                             45
 OPENING A NEW ACCOUNT
 ----------------------------------------------------------
$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

                                                            Account Registration
If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

                                                                         By Mail
Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:


via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services
T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

                                                                         By Wire
Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

T. ROWE PRICE                                 46
Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

Note: Investment will be made, but no services will be established and IRS penalty withholding may occur until we receive a signed New Account Form.

                                                                     By Exchange
Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

                                                                       In Person
Drop off your New Account Form at any location listed on the back cover and obtain a receipt.



 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------
$100 minimum additional purchase ($1,000 for Summit Funds). For retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts $50, except $100 for Summit Funds.

                                                                 By ACH Transfer
Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

                                                                         By Wire
Call Shareholder Services or use the wire instructions listed in Opening a New Account.

                                                                         By Mail
 1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

 2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

 3. Remember to provide your account number and the fund name on the memo line of your check.

                                             47
via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

/(For //mail via private carriers and overnight services//, see previous / /section.)/

                                                                    By Automatic
                                                                   Asset Builder
Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
                                                                Exchange Service
You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

                                                                     Redemptions
Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers-By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

                                                                        By Phone
Call Shareholder Services
If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or

T. ROWE PRICE                                 48
express mail. For exchange policies, please see Transaction Procedures and Special Requirements - Excessive Trading.

                                                                         By Mail
For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (see Transaction Procedures and Special Requirements - Signature Guarantees). Please use the appropriate address below:

For nonretirement and IRA accounts:
via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services
T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:
via U.S. Postal Service
T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services
T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

Requests for redemptions from employer-sponsored retirement accounts must be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.

                                             49
 RIGHTS RESERVED BY THE FUNDS
 ----------------------------------------------------------
T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; (7) to waive any redemption, small account, maintenance or other fees charged to a group of shareholders; (8) to act on instructions reasonably believed to be genuine; and
(9) to involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund's management.



 INFORMATION ABOUT YOUR SERVICES
 ----------------------------------------------------------
                                                            Shareholder Services
                                                                  1-800-225-5132
                                                               Investor Services
                                                                  1-800-638-5660
Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the

T. ROWE PRICE                                 50
services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

Note: Corporate and other institutional accounts require an original or certified resolution to establish services and to redeem by mail. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust or power of attorney to establish services and to redeem by mail. For more information, call Investor Services.

                                                                Retirement Plans
We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 1-800-492-7670.

                                                  Investing for College Expenses
We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)
Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans
The T. Rowe Price College Savings Plan (for any U.S. resident), the Maryland College Investment Plan (for any U.S. resident), and the University of Alaska College Savings Plan (for Alaska residents) allow you to contribute on a tax-deferred basis toward a student's higher education. For more information on tax-related features and the plans' investment approaches, risks, and expenses, call toll-free 1-866-521-1894.

                                                              Automated Services
                                                                     Tele*Access
                                                                  1-800-638-2587
                                                                24 hours, 7 days
Tele*Access
24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, dupli-

                                             51
cate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).

                                                                     Web Address
                                                              www.troweprice.com
Online Account Access
You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online/(R)/, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

                                                               Plan Account Line
                                                                  1-800-401-3279
This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

                                                                By Telephone and
                                                                       In Person
Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

                                                            Electronic Transfers
By ACH
With no charges to pay, you can move as little as $100 or as much as $100,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.

By Wire
Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

                                                                    Checkwriting
(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

                                                             Automatic Investing
Automatic Asset Builder
You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

T. ROWE PRICE                                 52
Automatic Exchange
You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.



 T. ROWE PRICE BROKERAGE
 ----------------------------------------------------------
                                                              To Open an Account
                                                                  1-800-638-5660
                                                                    For Existing
                                                             Brokerage Customers
                                                                  1-800-225-7720

Investments available through our brokerage service include stocks, options, bonds, and others at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services
You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. Any trades entered through Tele-Trader save you an additional 10% on commissions. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage save you 10% over our standard commission schedule. All trades are subject to a $35 minimum commission except stock trades placed through Account Access-Brokerage.

Investor Information
A variety of informative reports, such as our Brokerage Insights series and S&P Market Month newsletter, as well as access to online research tools can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service
If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.

/*Services //v//ary //b//y //f//irm./

/T. Rowe Price //Brokerage is a division of //T. Rowe Price// Investment / /Services, Inc., Member NASD/SIPC./

                                             53
 INVESTMENT INFORMATION
 ----------------------------------------------------------
To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at www.troweprice.com.

A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, Maryland 21297-1630.

Shareholder Reports
Fund managers' annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report
A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights
Educational reports on investment strategies and financial markets.

Investment Guides
Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Personal Strategy Planner, Retirement Readiness Guide, Retirement Planning Kit, and Tax Considerations for Investors.

T. ROWE PRICE                                 54
 T. ROWE PRICE PRIVACY POLICY
 ----------------------------------------------------------
 In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

 You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

 We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with whom we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

 We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

 This Privacy Policy applies to the following T. Rowe Price family of companies:
 T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.
A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.
 For mutual fund or T. Rowe Price Brokerage information
 Investor Services
 1-800-638-5660

For existing accounts
 Shareholder Services
 1-800-225-5132

For the hearing impaired
 1-800-367-0763

For performance, prices,
account information, or
to conduct transactions
 Tele*Access/(R)/
 24 hours, 7 days
 1-800-638-2587

Internet address
 www.troweprice.com

Plan Account Line
 For retirement plan
 investors: The
 appropriate 800
 number appears on your retirement account statement.
Investor Centers
 For directions, call
 1-800-225-5132 or
 visit our Web site

Baltimore Area
Downtown
 105 East Lombard Street

Owings Mills
 Three Financial Center
 4515 Painters Mill Road

Boston Area
 386 Washington Street
 Wellesley

Chicago Area
 1900 Spring Road
 Suite 104
 Oak Brook

Colorado Springs
 2260 Briargate Parkway

Los Angeles Area
 Warner Center
 21800 Oxnard Street
 Suite 270
 Woodland Hills

New Jersey/New York Area
 51 JFK Parkway, 1st Floor
 Short Hills, New Jersey

San Francisco Area
 1990 N. California Blvd.
 Suite 100
 Walnut Creek

Tampa
 4200 West Cypress Street
 10th Floor

Washington, D.C. Area
Downtown
 900 17th Street, N.W.
 Farragut Square

Tysons Corner
 1600 Tysons Boulevard
 Suite 150
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
                                                                  C50-040 5/1/02
                                                      1940 Act File No. 811-5986

  STATEMENT OF ADDITIONAL INFORMATION

   The date of this Statement of Additional Information is May 1, 2002.

         T. ROWE PRICE BALANCED FUND, INC.
         T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
              T. Rowe Price Blue Chip Growth Fund-Advisor Class
         T. ROWE PRICE CAPITAL APPRECIATION FUND
         T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
         T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.
         T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.
         T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
         T. ROWE PRICE EQUITY INCOME FUND
              T. Rowe Price Equity Income Fund-Advisor Class
         T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
         T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.
         T. ROWE PRICE GROWTH & INCOME FUND, INC.
         T. ROWE PRICE GROWTH STOCK FUND, INC.
              T. Rowe Price Growth Stock Fund-Advisor Class
         T. ROWE PRICE HEALTH SCIENCES FUND, INC.
         T. ROWE PRICE INDEX TRUST, INC.
              T. Rowe Price Equity Index 500 Fund
              T. Rowe Price Extended Equity Market Index Fund
              T. Rowe Price Total Equity Market Index Fund
         T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC.
              T. Rowe Price Institutional Large-Cap Growth Fund
              T. Rowe Price Institutional Large-Cap Value Fund
              T. Rowe Price Institutional Mid-Cap Equity Growth Fund
              T. Rowe Price Institutional Small-Cap Stock Fund
         T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.
         T. ROWE PRICE MID-CAP GROWTH FUND, INC.
              T. Rowe Price Mid-Cap Growth Fund-Advisor Class
         T. ROWE PRICE MID-CAP VALUE FUND, INC.
         T. ROWE PRICE NEW AMERICA GROWTH FUND
         T. ROWE PRICE NEW ERA FUND, INC.
         T. ROWE PRICE NEW HORIZONS FUND, INC.
         T. ROWE PRICE REAL ESTATE FUND, INC.
         T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
              T. Rowe Price Science & Technology Fund-Advisor Class
         T. ROWE PRICE SMALL-CAP STOCK FUND, INC.
              T. Rowe Price Small-Cap Stock Fund-Advisor Class
         T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
              T. Rowe Price Small-Cap Value Fund-Advisor Class
                                       and
         T. ROWE PRICE VALUE FUND, INC.

              T. Rowe Price Value Fund-Advisor Class
 -------------------------------------------------------------------------------

   Mailing Address:
   T. Rowe Price Investment Services, Inc.
   100 East Pratt Street
   Baltimore, Maryland 21202
   1-800-638-5660



                                                              C20-043 5/1/02

   Throughout this Statement of Additional Information, "the fund" is intended to refer to each fund listed on the cover page, unless otherwise indicated.

   For convenience, the term "director" is used to refer to both directors of funds that are corporations and to trustees of funds that are Massachusetts business trusts.

   This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated May 1, 2002, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

   Each fund's financial statements for the fiscal period ended December 31, 2001, and the report of independent accountants are included in each fund's Annual Report and incorporated by reference into this Statement of Additional Information.

   If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660 and they will be sent to you at no charge. Please read them carefully.


                              TABLE OF CONTENTS
                              -----------------
                              Page                                       Page
                              ----                                       ----
Capital Stock                   82       Legal Counsel                       84
------------------------------------     --------------------------------------
Code of Ethics                  69       Management of the Funds             30
------------------------------------     --------------------------------------
Custodian                       68       Net Asset Value per Share           77
------------------------------------     --------------------------------------
Distributor for the Funds       67       Organization of the Funds           83
------------------------------------     --------------------------------------
Dividends and Distributions     77       Portfolio Management Practices      15
------------------------------------     --------------------------------------
Federal Registration of         84       Portfolio Transactions              69
Shares
------------------------------------     --------------------------------------
Independent Accountants         84       Pricing of Securities               76
------------------------------------     --------------------------------------
Investment Management           58       Principal Holders of                57
Services                                 Securities
------------------------------------     --------------------------------------
Investment Objectives and        2       Ratings of Corporate Debt           90
Policies                                 Securities
------------------------------------     --------------------------------------
Investment Performance          78       Risk Factors                         3
------------------------------------     --------------------------------------
Investment Program               6       Services by Outside Parties         66
------------------------------------     --------------------------------------
Investment Restrictions         28       Tax Status                          77
------------------------------------     --------------------------------------






 INVESTMENT OBJECTIVES AND POLICIES
 -------------------------------------------------------------------------------
   The following information supplements the discussion of each fund's investment objectives and policies discussed in each fund's prospectus.


   Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund's operating policies are subject to change by each Board of Directors without shareholder approval. However, shareholders will be notified of a material change in an operating policy. Each fund's fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:

                  Investment Company Act of 1940 ("1940 Act")
                  Securities and Exchange Commission ("SEC")

                  T. Rowe Price Associates, Inc. ("T. Rowe Price") Moody's Investors Service, Inc. ("Moody's")
                  Standard & Poor's Corporation ("S&P")
                  Internal Revenue Code of 1986 ("Code")
                  T. Rowe Price International, Inc. ("T. Rowe Price International")



 RISK FACTORS
 -------------------------------------------------------------------------------
   Reference is also made to the sections entitled "Investment Program" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the fund.

   Because of its investment policy, the fund may or may not be suitable or appropriate for any particular investor. The fund is not a money market fund and is not an appropriate investment for those whose primary objective is principal stability. The fund will normally have substantially all  (for the

   Balanced Fund 50-70% and for the Capital Appreciation Fund at least 50%) of its assets in equity securities (e.g., common stocks). This portion of the fund's assets will be subject to all of the risks of investing in the stock market. There is risk in every investment. The value of the portfolio securities of the fund will fluctuate based upon market conditions. Although the fund seeks to reduce risk by investing in a diversified portfolio, such diversification does not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.

   Foreign securities (All funds other than Equity Index 500, Extended Equity Market, and Total Equity Market
   Index Funds)
   The fund may invest in U.S. dollar-denominated and non-U.S.
   dollar-denominated securities of foreign issuers.

  . Risk Factors of Foreign Investing There are special risks in foreign investing. Certain of these risks are inherent in any mutual fund while others relate more to the countries in which the fund will invest. Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.


  . Political and Economic Factors Individual foreign economies of some countries differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. The internal politics of some foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1994-1995, the Mexican peso plunged in value, setting off a severe crisis in the Mexican economy. Asia is still coming to terms with its own crisis and recessionary conditions sparked by widespread currency weakness in late 1997. In 1998, there was substantial turmoil in markets throughout the world. In 1999, the democratically elected government of Pakistan was overthrown by a military coup. The Russian government also defaulted on all its domestic debt. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border and hostile relations between North and South Korea. In 2001, Argentina defaulted on its foreign-owned debt and had the peso devalued, resulting in the resignation of its president and deadly riots in December in response to government-mandated austerity measures.

   Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

  . Currency Fluctuations The fund invests in securities denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the fund's assets denominated in that currency. Such changes will also affect the fund's income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of the fund's securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of the fund's securities denominated in that currency would be expected to decline.

  . Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and at times preclude investment in certain of such countries and increase the cost and expenses of the fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year. In 1998, the government of Malaysia imposed currency controls which effectively made it impossible for foreign investors to convert Malaysian ringgits to foreign currencies.

  . Market Characteristics It is contemplated that most foreign securities will be purchased in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") traded in the United States or on foreign exchanges. Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the fund's portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on United States exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the fund.

  . Investment Funds The fund may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The fund's investment in these funds is subject to the provisions of the 1940 Act. If the fund invests in such investment funds, the fund's shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.


  . Information and Supervision There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to United States companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

  . Taxes The dividends and interest payable on certain of the fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the fund's shareholders.

  . Other With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the fund, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.


  . Eastern Europe and Russia Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in most countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country's national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the fund's assets invested in such countries, and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors which result in significant risks and uncertainties when investing in Eastern Europe and Russia.

  . Latin America

   Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

   Political Instability The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

   Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the fund to engage in foreign currency transactions designed to protect the value of the fund's interests in securities denominated in such currencies.

   Sovereign Debt A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

  . Japan

   Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan also has one of the world's highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya.

   Economy The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan's economic problems. The yen has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

   Energy Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.


   Foreign Trade Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the U.S. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.



 INVESTMENT PROGRAM
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                               Types of Securities

   Set forth below is additional information about certain of the investments described in each fund's prospectus.


                               Hybrid Instruments


   Hybrid instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "hybrid instruments"). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively "underlying assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

   Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

   The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

   Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

   Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

   Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

   The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the fund. Accordingly, the fund will limit its investments in hybrid instruments to 10% of total assets. However, because of their volatility, it is possible that the fund's investment in hybrid instruments will account for more than 10% of the fund's return (positive or negative).


                        Illiquid or Restricted Securities


   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the fund's Board of Directors. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to protect liquidity.

   Notwithstanding the above, the fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. T. Rowe Price, under the supervision of the fund's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, T. Rowe Price will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, T. Rowe Price could consider the following: (1) frequency of trades and quotes;
   (2) number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


                                    Warrants

   The fund may acquire warrants. Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.


                                 Debt Securities

   Balanced, Blue Chip Growth, Capital Appreciation, Capital Opportunity, Dividend Growth, Equity Income, Financial Services, Global Technology, Growth & Income, Health Sciences, Institutional Large-Cap Value, Institutional Small-Cap Stock, Media & Telecommunications, Mid-Cap Value, New Era, Real Estate, Small-Cap Stock, Small-Cap Value, and Value Funds

   Debt Obligations Although a majority of the fund's assets are invested in common stocks, the fund may invest in convertible securities, corporate and government debt securities, and preferred stocks which hold the prospect of contributing to the achievement of the fund's objectives. Yields on short-, intermediate-, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the credit quality and rating of the issuer. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which the fund invests to meet their obligations for the payment of interest and principal when due. The fund's investment program permits it to purchase below investment-grade securities. Since investors generally perceive that there are greater risks associated with investment in lower-quality securities, the yields from such securities normally exceed those obtainable from higher-quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher-quality securities. Lower-quality investments entail a higher risk of default-the nonpayment of interest or principal by the issuer-than higher-quality investments. Such securities are also subject to special risks, discussed below. Although the fund seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.

   After purchase by the fund, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require a sale of such security by the fund. However, T. Rowe Price will consider such events in its determination of whether the fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus.

   Special Risks of High-Yield Investing The fund may invest in low-quality bonds commonly referred to as "junk bonds." Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the fund invests in such bonds, achievement of its investment objective will be more dependent on T. Rowe Price's credit analysis than would be the case if the fund was investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn, or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of a fund to dispose of its portfolio securities. Bonds for which there is only a "thin" market can be more difficult to value inasmuch as objective pricing data may be less available and judgment may play a greater role in the valuation process.

   Fixed-income securities in which the fund may invest include, but are not limited to, those described below.

  . U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

  . U.S. Government Agency Securities  Issued or guaranteed by U.S.
   government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association ("Fannie Mae" or "FNMA"), Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

  . Bank Obligations Certificates of deposit, banker's acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.


  . Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

  . Commercial Paper and Commercial Notes Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

  . Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

  . Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

  . Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.


             When-Issued Securities and Forward Commitment Contracts

   The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The fund will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC with its custodian bank equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the fund (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

   To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund's net asset value than if the fund did not purchase them.


                           Mortgage-Related Securities

   Balanced Fund

   Mortgage-related securities in which the fund may invest include, but are not limited to, those described below.

  . Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year fixed rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the fund. This principal is returned to the fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

  . U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the United States government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), and the Federal Agricultural Mortgage Corporation ("Farmer Mac" or "FAMC"). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality's right to borrow from the United States Treasury. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA,

   FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

  . Ginnie Mae Certificates Ginnie Mae is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the United States Treasury with no limitations as to amount.

  . Fannie Mae Certificates Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by Fannie Mae. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

  . Freddie Mac Certificates Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended ("FHLMC Act"). Freddie Mac Certificates represent a pro-rata interest in a group of mortgage loans purchased by Freddie Mac. Freddie Mac guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

  . Farmer Mac Certificates Farmer Mac is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended ("Charter Act"). Farmer Mac was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. Farmer Mac provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to Fannie Mae and Freddie Mac, Farmer Mac Certificates are not supported by the full faith and credit of the U.S. government; rather, Farmer Mac may borrow from the U.S. Treasury to meet its guaranty obligations.

   As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the fund. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of Ginnie Mae Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats Ginnie Mae Certificates as 30-year securities which prepay in full in the 12th year. FNMA and Freddie Mac Certificates may have differing prepayment characteristics.


   Fixed-rate mortgage-backed securities bear a stated "coupon rate" which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

   Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

   Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.


  . Collateralized Mortgage Obligations ("CMOs") CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

   In recent years, new types of CMO tranches have evolved. These include floating-rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

   The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.


  . U.S. Government Agency Multi-Class Pass-Through Securities Unlike CMOs, U.S.
   Government Agency Multi-Class Pass-Through Securities, which include FNMA Guaranteed REMIC Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

  . Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

  . Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the fund's quality standards. The fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the fund's quality standards.

  . Stripped Mortgage-Backed Securities These instruments are a type of potentially high-risk derivative. They represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest only securities ("IOs") receive the interest portion of the cash flow while principal only securities ("POs") receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped Mortgage-Backed Securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the fund.

   The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount, but not the timing, of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing, but not the amount, of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup his/her initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

   The staff of the SEC has advised the fund that it believes the fund should treat IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, as illiquid securities and, accordingly, limit its investments in such securities, together with all other illiquid securities, to 15% of the fund's net assets. Under the staff's position, the determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the fund's Board of Directors/Trustees. The fund's Board of Directors/Trustees has delegated to
   T. Rowe Price the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; and size of the issue and the number of dealers who make a market in the IO or PO.


                             Asset-Backed Securities

   The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

   Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.


   Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

   Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card, or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.



                            Real Estate and REIT Risk

   Primarily Real Estate Fund (but also any other fund investing in REITs) Investors in the fund may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values, risks related to local or general economic conditions, particularly lack of demand, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, heavy cash flow dependency, possible lack of availability of mortgage funds, obsolescence, losses due to natural disasters, condemnation of properties, regulatory limitations on rents and fluctuations in rental income, variations in market rental rates, and possible environmental liabilities. Real Estate Investment Trusts ("REITs") may own real estate properties (Equity REITs) and be subject to these risks directly, or may make or purchase mortgages (Mortgage REITs) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

   Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the fund invests to decline.

   Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates, which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due, which could have a negative effect on the fund.

   Some REITs have relatively small market capitalizations which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the fund invests in REITs, a shareholder will bear his proportionate share of fund expenses and indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. In addition, both Equity and Mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Code or failing to maintain exemption from the 1940 Act.

 PORTFOLIO MANAGEMENT PRACTICES
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                         Lending of Portfolio Securities


   Securities loans are made to broker-dealers, institutional investors, or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under its investment program. The collateral, in turn, is invested in short-term securities. While the securities are being lent, the fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the fund employs an agent to implement its securities lending program and the agent receives a fee from the fund for its services. The fund has a right to call each loan and obtain the securities, within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by T. Rowe Price to be of good standing and will not be made unless, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the fund bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.


                         Interfund Borrowing and Lending


   The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from and/or lend money to other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Directors of the Price Funds.


                              Repurchase Agreements


   The fund may enter into a repurchase agreement through which an investor (such as the fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price's approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The fund will only enter into repurchase agreements where (1) the underlying securities are of the type (excluding maturity limitations) which the fund's investment guidelines would allow it to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.


                          Reverse Repurchase Agreements

   Although the fund has no current intention of engaging in reverse repurchase agreements, the fund reserves the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities, and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the fund, subject to Investment Restriction (1). (See "Investment Restrictions.")


                              Money Market Reserves


   It is expected that the fund will invest its cash reserves primarily in one or more money market funds established for the exclusive use of the T. Rowe

   Price family of mutual funds and other clients of T. Rowe . Price. Currently, two such money market funds are in operation: T. Rowe Price Reserve Investment Fund ("RIF") and T. Rowe Price Government Reserve Investment Fund

   ("GRF"), each a series of the T. Rowe Price Reserve Investment Funds, Inc. . Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-22770, July 29, 1997).

   Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.


   The RIF and GRF provide a very efficient means of managing the cash reserves of the fund. While neither RIF nor GRF pays an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The fund will only invest in RIF or GRF to the extent it is consistent with its objective and program.

   Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

   All funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds


                                     Options

   Options are a type of potentially high-risk derivative.


                          Writing Covered Call Options

   The fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by the fund. In writing covered call options, the fund expects to generate additional premium income which should serve to enhance the fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

   A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.


   The fund generally will write only covered call options. This means that the fund will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the "covered" option. From time to time, the fund will write a call option that is not covered as indicated above but where the fund will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the fund to the risks of writing uncovered options.

   Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the fund generally will not do), but capable of enhancing the fund's total return. When writing a covered call option, a fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the fund's policy which limits the pledging or mortgaging of its assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the fund's loss could be significant.


   The premium received is the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability of the fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

   Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the fund will be able to effect such closing transactions at favorable prices. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

   Call options written by the fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

   The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

   The fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the fund's total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.


                           Writing Covered Put Options

   The fund may write American or European style covered put options and purchase options to close out options previously written by the fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

   The fund would write put options only on a covered basis. This means that the fund would maintain in a segregated account cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price. Alternatively, the fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

   The fund would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the fund's portfolio at a price lower than the current market price of the security or currency. In such event the fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, the fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.


   The fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the fund's total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

   The premium received by the fund for writing covered put options will be recorded as a liability of the fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of the closing bid and ask prices.


                             Purchasing Put Options

   The fund may purchase American or European style put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided next.

   The fund may purchase a put option on an underlying security or currency (a "protective put") owned by the fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

   The fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.


   The fund will not commit more than 5% of its assets to premiums when purchasing put and call options. The premium paid by the fund when purchasing a put option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.


                             Purchasing Call Options

   The fund may purchase American or European style call options. As the holder of a call option, the fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

   Call options may be purchased by the fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.


   The fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

   The fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The premium paid by the fund when purchasing a call option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.


                        Dealer (Over-the-Counter) Options

   The fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the fund would look to a clearing corporation to exercise exchange-traded options, if the fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the fund as well as loss of the expected benefit of the transaction.

   Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. While the fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counter party, the fund may be unable to liquidate a dealer option. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, since the fund must maintain a secured position with respect to any call option on a security it writes, the fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a fund's ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

   The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The fund may treat the cover used for written Over-the-Counter ("OTC") options as liquid if the dealer agrees that the fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

   Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds


                                     Options

   Options are a type of potentially high-risk derivative.

   The only option activity the funds currently may engage in is the purchase of S&P 500 call options for the Equity Index 500 Fund, or the purchases of call options on any indices that may be consistent with the investment programs for the Extended Equity Market Index and Total Equity Market Index Funds. Such activity is subject to the same risks described above under "Purchasing Call Options." However, the funds reserve the right to engage in other options activity.

   All funds


                                Futures Contracts

   Futures contracts are a type of potentially high-risk derivative.

   Transactions in Futures

   The fund may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts").

   The New Era Fund may also enter into futures contracts on commodities related to the types of companies in which it invests, such as oil and gold futures. The Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds may only enter into stock index futures which are appropriate for their investment programs to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. They will not use futures for hedging purposes. Otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

   Stock index futures contracts may be used to provide a hedge for a portion of the fund's portfolio, as a cash management tool, or as an efficient way for
   T. Rowe Price to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the fund's portfolio successfully, the fund must sell futures contracts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the fund's portfolio securities.

   Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the fund. In this regard, the fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.


   The fund will enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the fund's objectives in these areas.

   Regulatory Limitations

   If the fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board of Directors without a shareholder vote and does not limit the percentage of the fund's assets at risk to 5%.

   In instances involving the purchase of futures contracts or the writing of call or put options thereon by the fund, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the fund to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a fund's assets to cover or identified accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

   If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the fund would comply with such new restrictions.

   Trading in Futures Contracts
   A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

   Unlike when the fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund's open positions in futures contracts, the fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid assets known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.


   Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require a payment by the fund ("variation margin") to restore the margin account to the amount of the initial margin.



   Subsequent payments ("mark-to-market payments") to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the fund will pay the amount of the daily change in value to the broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the broker will pay the amount of the daily change in value to the fund.

   Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

   For example, the S&P 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the fund will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).


               Special Risks of Transactions in Futures Contracts

  . Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

   Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

   Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

  . Liquidity The fund may elect to close some or all of its futures positions at any time prior to their expiration. The fund would do so to reduce exposure represented by long futures positions or short futures positions. The fund may close its positions by taking opposite positions which would operate to terminate the fund's position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the fund, and the fund would realize a loss or a gain.

   Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the fund would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

  . Hedging Risk A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events.

   There are several risks in connection with the use by the fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the fund's underlying instruments sought to be hedged.


   Successful use of futures contracts by the fund for hedging purposes is also subject to T. Rowe Price's ability to correctly predict movements in the direction of the market. It is possible that, when the fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the fund's portfolio might decline. If this were to occur, the fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the fund would lose part or all of the benefit of increased value of those underlying instruments that it had hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

   In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.


                          Options on Futures Contracts

   The fund may purchase and sell options on the same types of futures in which it may invest.


   Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time of which the net asset value per share of the fund is computed (close of New York Stock Exchange), or in the absence of such sale, the mean of closing bid and ask prices.

   As an alternative to writing or purchasing call and put options on stock index futures, the fund may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the funds and the other T. Rowe Price funds in a fair and nondiscriminatory manner.


          Special Risks of Transactions in Options on Futures Contracts


   The risks described under "Special Risks of Transactions in Futures Contracts" are substantially the same as the risks of using options on futures. If the fund were to write an option on a futures contract, it would be required to deposit and maintain initial and variation margin in the same manner as a regular futures contract. In addition, where the fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


                    Additional Futures and Options Contracts

   Although the fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.


                           Foreign Futures and Options

   Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the fund for foreign futures or foreign options transactions may not be provided the same protections as funds received for transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the fund's order is placed and the time it is liquidated, offset, or exercised.

   All funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds


                          Foreign Currency Transactions


   A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.



   The fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The fund's use of such contracts would include, but not be limited to, the following:

   First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.


   Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the fund will be served.

   The fund may enter into forward contacts for any other purpose consistent with the fund's investment objective and program. However, the fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the fund's holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the fund may net offsetting positions.

   At the maturity of a forward contract, the fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

   If the fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

   The fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

   Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.


    Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign
                               Exchange Contracts


   The fund may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

   Transactions considered Section 1256 contracts will be considered to have been closed at the end of the fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

   Options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

   Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than 12 months prior to the writing of the option.

   In order for the fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from options, futures, or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

   Entering into certain options, futures contracts, swaps, or foreign forward contracts may result in the "constructive sale" of offsetting stocks or debt securities of the fund.

   The Internal Revenue Service has issued a notice proposing alternative methods for the inclusion or deduction of certain payments made under swap contracts. Although not anticipated, it is possible that final rules could result in changes to the amounts recorded by the fund, potentially impacting the tax results of the fund.



 INVESTMENT RESTRICTIONS
 -------------------------------------------------------------------------------

   Fundamental policies may not be changed without the approval of the lesser of
   (1) 67% of the fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund's outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund's Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund's total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.


                              Fundamental Policies

   As a matter of fundamental policy, the fund may not:

   (1) Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33/1//\\/3/\\% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;


   (2) Commodities Purchase or sell physical commodities, except that it may enter into futures contracts and options thereon;

   (3) (a)
       Industry Concentration (All funds except Health Sciences, Financial Services, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

       (b)
       Industry Concentration (Health Sciences, Financial Services, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that (i) the Health Sciences Fund will invest more than 25% of its total assets in the health sciences industry as defined in the fund's prospectus; (ii) the Financial Services Fund will invest more than 25% of its total assets in the financial services industry as defined in the fund's prospectus; (iii) the Real Estate Fund will invest more than 25% of its total assets in the real estate industry as defined in the fund's prospectus.

   (4) Loans Make loans, although the fund may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33/1//\\/3/\\% of the value of the fund's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;


   (5)

   All funds except Institutional Large-Cap Growth Fund

   (6) Percent Limit on Assets Invested in Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the fund's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

   (7) Percent Limit on Share Ownership of Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 10% of the outstanding voting securities of any issuer would be held by the fund (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

   All funds

   (8) Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

   (9) Senior Securities Issue senior securities except in compliance with the 1940 Act; or

   (10) Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.


                                      NOTES

       The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

       With respect to investment restriction (2), the fund does not consider currency contracts or hybrid investments to be commodities.


       . For purposes of investment restriction (3): U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

       . Industries are determined by reference to the classifications of industries set forth in the fund's semiannual and annual reports.

       . It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction.

       For purposes of investment restriction (4), the fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.


                                  Operating Policies

   As a matter of operating policy, the fund may not:

   (1) Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

   (2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

   (3) Futures Contracts Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund's net asset value;


   (4) Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;

   (5) Investment Companies Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds;

   (6) Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and
       (ii) it may make margin deposits in connection with futures contracts or other permissible investments;

   (7) Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33/1//\\/3/\\% of the fund's total assets at the time of borrowing or investment;

   (8) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

   (9) Options, etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

   (10) Short Sales Effect short sales of securities; or


   (11) Warrants Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the fund would be invested in warrants.


   For Blue Chip Growth, Capital Opportunity, Developing Technologies, Diversified Small-Cap Growth, Financial Services, Global Technology, Health Sciences, Media & Telecommunications, Mid-Cap Value, Real Estate, and Value
   Funds:

   Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the fund may invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the fund (a "Feeder"), and one or more other funds with the same investment objective and program as the fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the fund. The fund would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.



 MANAGEMENT OF THE FUNDS
 -------------------------------------------------------------------------------

   The officers and directors of the fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years.

   The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The majority of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Each Board currently has three committees, described in the following paragraphs.

   The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund's Board.
   F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held no formal meetings during the last fiscal year.

   The Joint Audit Committee is comprised of David K. Fagin, F. Pierce Linaweaver, John G. Schreiber, and Paul M. Wythes, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the T. Rowe Price funds to review: (1) the services provided; (2) the findings of the most recent audit; (3) management's response to the findings of the most recent audit; (4) the scope of the audit to be performed; (5) the accountants' fees; and (6) any accounting or other questions relating to particular areas of the
   T. Rowe Price funds' operations or the operations of parties dealing with the
   T. Rowe Price funds, as circumstances indicate. The Audit Committee for the funds met three times in 2001. All members of the committee participated in the meetings.

   The fund's Executive Committee, consisting of the fund's interested directors, has been authorized by its respective Board of Directors to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.

   All funds


                           Independent Directors*


                                                                                     Number of
                                      Term of Office(a)                              Portfolios
                                      and Length of Time                              in Fund
                        Position(s)         Served        Principal Occupation(s)     Complex      Other Directorships of
  Name, Address, and     Held with                         During Past 5 Years(b)   Overseen by       Public Companies
    Date of Birth           Fund                                                      Director
---------------------------------------------------------------------------------------------------------------------------
 Calvin W. Burnett,     Director      Director since      President, Coppin              97       Provident Bank of
 Ph.D.                                later of            State College                           Maryland
 100 East Pratt Street                2001
 Baltimore, MD 21202                   or
 3/16/32                              inception of
                                      fund(c)
---------------------------------------------------------------------------------------------------------------------------
 Anthony W. Deering     Director      Director since      Director, Chairman             97       The Rouse Company
 100 East Pratt Street                later of            of the Board,
 Baltimore, MD 21202                  2001                President, and Chief
 1/28/45                               or                 Executive Officer,
                                      inception of        The Rouse
                                      fund(c)             Company, real estate
                                                          developers
---------------------------------------------------------------------------------------------------------------------------
 Donald W. Dick, Jr.    Director      Director since      Principal,                     97       None
 100 East Pratt Street                later of            EuroCapital
 Baltimore, MD 21202                  1982                Advisors, LLC, an
 1/27/43                               or                 acquisition and
                                      inception of        management
                                      fund(c)             advisory firm
---------------------------------------------------------------------------------------------------------------------------
 David K. Fagin         Director      Director since      Director, Dayton               97       Dayton Mining
 100 East Pratt Street                later of            Mining Corporation                      Corporation, Golden
 Baltimore, MD 21202                  1988                (6/98 to present),                      Star Resources Ltd.,
 4/9/38                                or                 Golden Star                             and Canyon
                                      inception of        Resources Ltd., and                     Resources, Corp.
                                      fund(c)             Canyon Resources,
                                                          Corp. (5/00 to
                                                          present); Chairman
                                                          and President, Nye
                                                          Corporation
---------------------------------------------------------------------------------------------------------------------------
 F. Pierce Linaweaver   Director      Director since      President, F. Pierce           97       None
 100 East Pratt Street                later of            Linaweaver &
 Baltimore, MD 21202                  2001                Associates, Inc.,
 8/22/34                               or                 consulting
                                      inception of        environmental &
                                      fund(c)             civil engineers
---------------------------------------------------------------------------------------------------------------------------
 Hanne M. Merriman      Director      Director since      Retail Business                97       Ann Taylor Stores
 100 East Pratt Street                later of            Consultant                              Corporation,
 Baltimore, MD 21202                  1994                                                        Ameren Corp.,
 11/16/41                              or                                                         Finlay Enterprises,
                                      inception of                                                Inc., The Rouse
                                      fund(c)                                                     Company, and US
                                                                                                  Airways Group, Inc.
---------------------------------------------------------------------------------------------------------------------------
 John G. Schreiber      Director      Director since      Owner/President,               97       AMLI Residential
 100 East Pratt Street                later of            Centaur Capital                         Properties Trust,
 Baltimore, MD 21202                  2001                Partners, Inc., a real                  Host Marriott
 10/21/46                              or                 estate investment                       Corporation, and
                                      inception of        company; Senior                         The Rouse Company,
                                      fund(c)             Advisor and Partner,                    real estate developers
                                                          Blackstone Real
                                                          Estate Advisors, L.P.
---------------------------------------------------------------------------------------------------------------------------
 Hubert D. Vos          Director      Director since      Owner/President,               97       None
 100 East Pratt Street                later of            Stonington Capital
 Baltimore, MD 21202                  1986                Corporation, a
 8/2/33                                or                 private investment
                                      inception of        company
                                      fund(c)
---------------------------------------------------------------------------------------------------------------------------
 Paul M. Wythes         Director      Director since      Founding Partner of            97        Teltone Corporation
 100 East Pratt Street                later of            Sutter Hill Ventures,
 Baltimore, MD 21202                  1982                a venture capital
 6/23/33                               or                 limited partnership,
                                      inception of        providing equity
                                      fund(c)             capital to young
                                                          high technology
                                                          companies
                                                          throughout the
                                                          United States
---------------------------------------------------------------------------------------------------------------------------

 * All information about the directors was current as of December 31, 2001.

 (a) Each director serves until election of a successor.

 (b) Unless otherwise indicated, the Independent Directors have been engaged in their respective principal occupations for at least five years.

 (c) See fund inception dates in the chart below.



                 Fund Inception Dates
Fund                                      Inception Date
----                                      --------------
Balanced                                     12/31/39
Blue Chip Growth                             06/30/93
Blue Chip Growth Fund-Advisor Class          03/31/00
Capital Appreciation                         06/30/86
Capital Opportunity                          11/30/94
Developing Technologies                      08/31/00
Diversified Small-Cap Growth                 06/30/97
Dividend Growth                              12/30/92
Equity Income                                10/31/85
Equity Income Fund-Advisor Class             03/31/00
Equity Index 500                             03/30/90
Extended Equity Market Index                 01/30/98
Financial Services                           09/30/96
Global Technology                            09/29/00
Growth & Income                              12/21/82
Growth Stock                                 04/11/50
Growth Stock Fund-Advisor Class              12/31/01
Health Sciences                              12/29/95
Institutional Large-Cap Growth               10/31/01
Institutional Large-Cap Value                03/31/00
Institutional Mid-Cap Equity Growth          07/31/96
Institutional Small-Cap Stock                03/31/00
Media & Telecommunications                   10/13/93
Mid-Cap Growth                               06/30/92
Mid-Cap Growth Fund-Advisor Class            03/31/00
Mid-Cap Value                                06/28/96
New America Growth                           09/30/85
New Era                                      01/20/69
New Horizons                                 06/03/60
Real Estate                                  10/31/97
Science & Technology                         09/30/87
Science & Technology Fund-Advisor Class      03/31/00
Small-Cap Stock                              06/01/56
Small-Cap Stock Fund-Advisor Class           03/31/00
Small-Cap Value                              06/30/88
Small-Cap Value Fund-Advisor Class           03/31/00
Total Equity Market Index                    01/30/98
Value                                        09/30/94
Value Fund-Advisor Class                     03/31/00
---------------------------------------------------------

                              Inside Directors*


                                   Term of                                Number of    O
                                   Office(                                Portfolios   ther
                                   a                                      in Fund      Director
                     Position(s)   )            Principal Occupation(s)   Complex      ships of
Name, Address, and   Held with     and Length   During Past 5 Years       Overseen     Public
Date of Birth        Fund          of Time      (b)                       by Director  Companies
                                   Served
--------------------------------------------------------------------------------------------------





 James A. C. Kennedy     Director   Director since    Managing Director and     32     None
 100 East Pratt Street              later of 1992     Director, T. Rowe
 Baltimore, MD 21202                or inception of   Price Associates,
 8/15/53                            fund(c)           Inc. and T. Rowe
                                                      Price Group, Inc.

                                                      Vice President,
                                                      Balanced
                                                      Fund, Institutional
                                                      Equity
                                                      Funds, Mid-Cap Value
                                                      Fund,
                                                      New Era Fund, and
                                                      Small-Cap
                                                      Stock Fund
-----------------------------------------------------------------------------------------------

 John H. Laporte        Director   Director since    Managing Director, T. Rowe          15     None
 100 East Pratt Street             later of          Price Associates, Inc.;
 Baltimore, MD 21202               1985              Managing Director and
 7/26/45                                             Director, T. Rowe Price Group,
                                   or inception
                                   of fund(          Inc.
                                   c                 President, New Horizons
                                   )                 Fund; Vice President,
                                                     Diversified Small-Cap Growth
                                                     Fund, Health Sciences Fund,
                                                     and New America Growth
                                                     Fund
---------------------------------------------------------------------------------------------------------




 James S. Riepe         Director   Director since    Vice Chairman of the Board,          97     None
 100 East Pratt Street             later of          Director and Managing
 Baltimore, MD 21202               1982              Director, T. Rowe Price
 6/25/43                                             Associates, Inc.
                                   or inception      and T. Rowe
                                   of fund(          Price Group, Inc.; Chairman
                                   c                 of the Board and Director,
                                   )                 T. Rowe Price Investment
                                                     Services, Inc., T. Rowe Price
                                                     Retirement Plan Services, Inc.,
                                                     and T. Rowe Price Services,
                                                     Inc.; Chairman of the Board,
                                                     Director, President, and Trust
                                                     Officer, T. Rowe Price Trust
                                                     Company; Director, T. Rowe
                                                     Price International, Inc.,
                                                     T. Rowe Price Global Asset
                                                     Management Limited, and
                                                     T. Rowe Price Global

                                                     Investment Services Limited
                                                     Chairman of the Board,
                                                     Institutional Equity Funds;
                                                     Vice President, all funds
----------------------------------------------------------------------------------------------------------

 M. David Testa         Director   Director since    Vice Chairman of the Board,          97     None
 100 East Pratt Street             later of          Chief Investment Officer,
 Baltimore, MD 21202               1991              Director, and Managing
 4/22/44                                             Director, T. Rowe Price Group,
                                   or inception      Inc.; Chief Investment Officer,
                                   of fund(          Director, and Managing
                                   c                 Director, T. Rowe Price
                                   )                 Associates, Inc.
                                                     ; Chairman,
                                                     T. Rowe Price Global Asset
                                                     Management Limited; Vice
                                                     President and Director,
                                                     T. Rowe Price Trust Company;
                                                     Director, T. Rowe Price Global
                                                     Investment Services Limited
                                                     and T. Rowe Price

                                                     International, Inc.
                                                     President, Institutional Equity
                                                     Funds; Vice President,
                                                     Balanced Fund and Capital
                                                     Appreciation Fund
----------------------------------------------------------------------------------------------------------




 * All information about the directors was current as of December 31, 2001.

 (a) Each director serves until election of a successor.

 (b) Unless otherwise indicated, the Independent Directors have been engaged in their respective principal occupations for at least five years.

 (c) See fund inception dates in the chart above.


                                  Officers/(a)/



Name, Date of Birth, Address, and
Principal Occupations                       Position(s) Held With Fund
-------------------------------------------------------------------------------
Marcy L. Arnold, 8/5/59                     Vice President, Institutional
Vice President, T. Rowe Price Associates,   Equity Funds, Mid-Cap Value Fund,
Inc. and T. Rowe Price Group, Inc.          New Era Fund, and Small-Cap Stock
                                            Fund
-------------------------------------------------------------------------------
Preston G. Athey, 7/17/49                   President, Small-Cap Value Fund;
Managing Director, T. Rowe Price            Vice President, Institutional
Associates, Inc. and T. Rowe Price Group,   Equity Funds, Mid-Cap Value Fund,
Inc.; Vice President, T. Rowe Price Trust   and Small-Cap Stock Fund
Company
-------------------------------------------------------------------------------
Eugene F. Bair, 12/11/69                    Vice President, Index Trust

-------------------------------------------------------------------------------
Carol G. Bartha, 1/4/42                     Assistant Vice President, Growth
                                            Stock Fund
-------------------------------------------------------------------------------
Marc L. Baylin, 11/17/67                    President, New America Growth Fund;
Vice President, T. Rowe Price Associates,   Vice President, Institutional
Inc. and T. Rowe Price Group, Inc.          Equity Funds, Mid-Cap Growth Fund,
                                            and New Horizons Fund
-------------------------------------------------------------------------------
Brian W.H. Berghuis, 10/12/58               President, Mid-Cap Growth Fund;
Managing Director, T. Rowe Price            Executive Vice President,
Associates, Inc. and T. Rowe Price Group,   Institutional Equity Funds; Vice
Inc.                                        President, Blue Chip Growth Fund,
                                            Growth Stock Fund, New America
                                            Growth Fund, and New Horizons Fund
-------------------------------------------------------------------------------
Stephen W. Boesel, 12/28/44                 President, Capital Appreciation
Managing Director, T. Rowe Price            Fund; Vice President, Balanced
Associates, Inc. and T. Rowe Price Group,   Fund, Equity Income Fund, Financial
Inc.; Vice President, T. Rowe Price Trust   Services Fund, Growth & Income
Company                                     Fund, Institutional Equity Funds,
                                            Real Estate Fund, and Value Fund
-------------------------------------------------------------------------------
Andrew M. Brooks, 2/16/56                   Vice President, Equity Income Fund
Vice President, T. Rowe Price Associates,   and Value Fund
Inc. and T. Rowe Price Group, Inc.
-------------------------------------------------------------------------------
Brace C. Brooks, 1/10/67                    Vice President, Mid-Cap Value Fund

-------------------------------------------------------------------------------
Joseph A. Carrier, 12/30/60                 Treasurer, all funds
Vice President, T. Rowe Price Associates,
Inc., T. Rowe Price Group, Inc., and T.
Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------
Arthur B. Cecil III, 9/15/42                Vice President, Capital
Vice President, T. Rowe Price Associates,   Appreciation Fund, Dividend Growth
Inc. and T. Rowe Price Group, Inc.          Fund, Equity Income Fund, and
                                            Growth & Income Fund
-------------------------------------------------------------------------------
Kara Cheseby, 10/9/63                       Vice President, Institutional
Vice President, T. Rowe Price Associates,   Equity Funds, Mid-Cap Value Fund,
Inc. and T. Rowe Price Group, Inc.          and Value Fund
-------------------------------------------------------------------------------
Stephanie C. Clancy, 12/19/64               Vice President, Capital
Vice President, T. Rowe Price Associates,   Appreciation Fund, Dividend Growth
Inc. and T. Rowe Price Group, Inc.          Fund, Global Technology Fund, and
                                            Institutional Equity Funds
-------------------------------------------------------------------------------
                                            Vice President, Developing
Giri Devulapally, 11/18/67                  Technologies Fund, Dividend Growth
Vice President, T. Rowe Price Associates,   Fund, Equity Income Fund, Global
Inc. and T. Rowe Price Group, Inc.          Technology Fund, Growth & Income
                                            Fund, Media & Telecommunications
                                            Fund, New America Growth Fund, and
                                            Science & Technology Fund
-------------------------------------------------------------------------------
Wendy R. Diffenbaugh, 10/2/53               Vice President, Balanced Fund and
Assistant Vice President, T. Rowe Price     Index Trust
Associates, Inc.
-------------------------------------------------------------------------------
Anna M. Dopkin, 9/5/67                      President, Financial Services Fund;
Vice President, T. Rowe Price Associates,   Vice President, Growth Stock Fund,
Inc. and T. Rowe Price Group, Inc.          Institutional Equity Funds, Mid-Cap
                                            Growth Fund, New Horizons Fund, and
                                            Real Estate Fund
-------------------------------------------------------------------------------
Donald J. Easley, 11/28/71                  Vice President, Blue Chip Growth
                                            Fund, Dividend Growth Fund, and
                                            Science & Technology Fund
-------------------------------------------------------------------------------
Hugh M. Evans III, 5/17/66                  Vice President, Institutional
Vice President, T. Rowe Price Associates,   Equity Funds, New Era Fund,
Inc. and T. Rowe Price Group, Inc.          Small-Cap Stock Fund, and Small-Cap
                                            Value Fund
-------------------------------------------------------------------------------
John R. Ford, 11/25/57                      Vice President, Growth Stock Fund
Managing Director, T. Rowe Price
Associates, Inc. and T. Rowe Price Group,
Inc.; Chief Investment Officer, Director,
and Vice President, T. Rowe Price
International, Inc.
-------------------------------------------------------------------------------
Abigail J. Fulton, 12/19/69                 Vice President, Financial Services
Vice President, T. Rowe Price Group, Inc.   Fund
-------------------------------------------------------------------------------
                                            President, Global Technology Fund
Robert N. Gensler, 10/18/57                 and Media & Telecommunications
Vice President, T. Rowe Price Associates,   Fund; Vice President, Blue Chip
Inc. and T. Rowe Price Group, Inc.          Growth Fund, Developing
                                            Technologies Fund, Growth Stock
                                            Fund, Institutional Equity Funds,
                                            Mid-Cap Growth Fund, New Horizons
                                            Fund, and Science & Technology Fund
-------------------------------------------------------------------------------
                                            Vice President, Blue Chip Growth
Eric M. Gerster, 3/23/71                    Fund, Developing Technologies Fund,
Vice President, T. Rowe Price Associates,   Global Technology Fund, Growth
Inc. and T. Rowe Price Group, Inc.          Stock Fund, Media &
                                            Telecommunications Fund, Mid-Cap
                                            Growth Fund, New America Growth
                                            Fund, New Horizons Fund, and
                                            Science & Technology Fund
-------------------------------------------------------------------------------
David R. Giroux, 6/8/75                     Vice President, Mid-Cap Value Fund
Assistant Vice President, T. Rowe Price     and Value Fund
Associates, Inc.
-------------------------------------------------------------------------------
Jill L. Hauser, 6/23/58                     Vice President, Blue Chip Growth
Vice President, T. Rowe Price Associates,   Fund, Developing Technologies Fund,
Inc. and T. Rowe Price Group, Inc.          Global Technology Fund, Growth
                                            Stock Fund, New Horizons Fund, and
                                            Science & Technology Fund
-------------------------------------------------------------------------------
Francies W. Hawks, 2/2/44                   Assistant Vice President, New
Assistant Vice President, T. Rowe Price     Horizons Fund and Small-Cap Value
Associates, Inc.                            Fund
-------------------------------------------------------------------------------
Ann M. Holcomb, 1/16/72                     Vice President, Index Trust
Assistant Vice President, T. Rowe Price
Associates, Inc.
-------------------------------------------------------------------------------
Michael W. Holton, 9/25/68                  Vice President, Capital Opportunity
Vice President, T. Rowe Price Associates,   Fund, Dividend Growth Fund,
Inc. and T. Rowe Price Group, Inc.          Financial Services Fund, Growth &
                                            Income Fund, Institutional Equity
                                            Funds, and Value Fund
-------------------------------------------------------------------------------
Henry H. Hopkins, 12/23/42                  Vice President, all funds
Managing Director, T. Rowe Price
Associates, Inc.; Director and Managing
Director, T. Rowe Price Group, Inc.; Vice
President, T. Rowe Price International,
Inc. and T. Rowe Price Retirement Plan
Services, Inc.; Vice President and
Director, T. Rowe Price Investment
Services, Inc., T. Rowe Price Services,
Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------
Thomas J. Huber, 9/23/66                    President, Dividend Growth Fund;
Vice President, T. Rowe Price Associates,   Vice President, Institutional
Inc. and T. Rowe Price Group, Inc.          Equity Funds
-------------------------------------------------------------------------------
Stephen C. Jansen, 12/12/68                 Vice President, Blue Chip Growth
Vice President, T. Rowe Price Associates,   Fund, Dividend Growth Fund, Global
Inc. and T. Rowe Price Group, Inc.          Technology Fund, Growth & Income
                                            Fund, Growth Stock Fund, and Media
                                            & Telecommunications Fund
-------------------------------------------------------------------------------
                                            President, Health Sciences Fund;
Kris H. Jenner, 2/5/62                      Vice President, Blue Chip Growth
Vice President, T. Rowe Price Associates,   Fund, Growth Stock Fund,
Inc. and T. Rowe Price Group, Inc.          Institutional Equity Funds, Mid-Cap
                                            Growth Fund, New Horizons Fund, and
                                            Small-Cap Stock Fund
-------------------------------------------------------------------------------
Lewis Johnson, 9/20/69                      Vice President, New Era Fund

-------------------------------------------------------------------------------
Terral M. Jordan, 8/13/45                   Vice President, Developing
Vice President, T. Rowe Price Associates,   Technologies Fund and Science &
Inc. and T. Rowe Price Group, Inc.          Technology Fund
-------------------------------------------------------------------------------
Susan J. Klein, 4/18/50                     Vice President, Financial Services
Assistant Vice President, T. Rowe Price     Fund and Small-Cap Value Fund
Associates, Inc.
-------------------------------------------------------------------------------
J. Jeffrey Lang, 1/10/62                    Vice President, all funds
Vice President, T. Rowe Price Associates,
Inc. and T. Rowe Price Trust Company
-------------------------------------------------------------------------------
David M. Lee, 11/13/62                      President, Real Estate Fund; Vice
Vice President, T. Rowe Price Associates,   President, Dividend Growth Fund and
Inc. and T. Rowe Price Group, Inc.          New Era Fund
-------------------------------------------------------------------------------
Christopher R. Leonard, 1/11/73             Vice President, Blue Chip Growth
                                            Fund and Health Sciences Fund
-------------------------------------------------------------------------------
Nathaniel S. Levy, 7/13/62                  Vice President, Balanced Fund
Vice President, T. Rowe Price Associates,
Inc. and T. Rowe Price Group, Inc.
-------------------------------------------------------------------------------
John D. Linehan, 1/21/65                    Vice President, Equity Income Fund,
Vice President, T. Rowe Price Associates,   Institutional Equity Funds, New Era
Inc., T. Rowe Price Group, Inc., and T.     Fund, and Value Fund
Rowe Price International, Inc.
-------------------------------------------------------------------------------
Patricia B. Lippert, 1/12/53                Secretary, all funds
Assistant Vice President, T. Rowe Price
Associates, Inc. and T. Rowe Price
Investment Services, Inc.
-------------------------------------------------------------------------------
Robert J. Marcotte, 3/6/62                  Vice President, Institutional
Vice President, T. Rowe Price Associates,   Equity Funds, Mid-Cap Growth Fund,
Inc. and T. Rowe Price Group, Inc.          and New America Growth Fund
-------------------------------------------------------------------------------
Gregory A. McCrickard, 10/19/58             President, Mid-Cap Value Fund and
Managing Director, T. Rowe Price            Small-Cap Stock Fund; Executive
Associates, Inc. and T. Rowe Price Group,   Vice President, Institutional
Inc.; Vice President, T. Rowe Price Trust   Equity Funds; Vice President,
Company                                     Small-Cap Value Fund
-------------------------------------------------------------------------------
David S. Middleton, 1/18/56                 Controller, all funds
Vice President, T. Rowe Price Associates,
Inc., T. Rowe Price Group, Inc., and T.
Rowe Price Trust Company
-------------------------------------------------------------------------------
                                            Vice President, Institutional
Joseph M. Milano, 9/14/72                   Equity Funds, Mid-Cap Growth Fund,
Vice President, T. Rowe Price Associates,   Mid-Cap Value Fund, New America
Inc. and T. Rowe Price Group, Inc.          Growth Fund, New Horizons Fund,
                                            Small-Cap Stock Fund, and Small-Cap
                                            Value Fund
-------------------------------------------------------------------------------
Raymond A. Mills, 12/3/60                   Vice President, Balanced Fund and
Vice President, T. Rowe Price Associates,   Index Trust
Inc. and T. Rowe Price Group, Inc.
-------------------------------------------------------------------------------
Mary C. Munoz, 12/2/62                      Vice President, Index Trust
Assistant Vice President, T. Rowe Price
Associates, Inc.
-------------------------------------------------------------------------------
Edmund M. Notzon III, 10/1/45               Vice President, Balanced Fund
Managing Director, T. Rowe Price
Associates, Inc. and T. Rowe Price Group,
Inc.; Vice President, T. Rowe Price
Investment Services, Inc. and T. Rowe
Price Trust Company
-------------------------------------------------------------------------------
Charles M. Ober, 4/20/50                    President, New Era Fund; Vice
Vice President, T. Rowe Price Associates,   President, Capital Appreciation
Inc. and T. Rowe Price Group, Inc.          Fund and Real Estate Fund
-------------------------------------------------------------------------------
Curt J. Organt, 1/5/68                      Vice President, Small-Cap Stock
                                            Fund
-------------------------------------------------------------------------------
Charles G. Pepin, 4/23/66                   Vice President, Health Sciences
 Vice President, T. Rowe Price              Fund, Institutional Equity Funds,
Associates, Inc. and T. Rowe Price Group,   Mid-Cap Value Fund, New Horizons
Inc.                                        Fund, Small-Cap Stock Fund, and
                                            Small-Cap Value Fund
-------------------------------------------------------------------------------
Donald J. Peters, 7/3/59                    Vice President, Diversified
Vice President, T. Rowe Price Associates,   Small-Cap Growth Fund and Dividend
Inc. and T. Rowe Price Group, Inc.          Growth Fund
-------------------------------------------------------------------------------
D. James Prey III, 11/26/59                 Vice President, Global Technology
Vice President, T. Rowe Price Associates,   Fund, Media & Telecommunications
Inc. and T. Rowe Price Group, Inc.          Fund, and Science & Technology Fund
-------------------------------------------------------------------------------
Larry J. Puglia, 8/25/60                    President, Blue Chip Growth Fund;
Managing Director, T. Rowe Price            Vice President, Dividend Growth
Associates, Inc. and T. Rowe Price Group,   Fund, Financial Services Fund, and
Inc.                                        Growth Stock Fund
-------------------------------------------------------------------------------
Karen M. Regan, 4/16/67                     Vice President, Growth & Income
                                            Fund and Real Estate Fund
-------------------------------------------------------------------------------
Brian C. Rogers, 6/27/55                    President, Equity Income Fund and
Managing Director, T. Rowe Price;           Value Fund; Executive Vice
Director and Managing Director, T. Rowe     President, Institutional Equity
Price Group, Inc.; Vice President, T.       Funds; Vice President, Capital
Rowe Price Trust Company                    Appreciation Fund and Real Estate
                                            Fund
-------------------------------------------------------------------------------
Philip W. Ruedi, 7/2/71                     Vice President, New Horizons Fund
Vice President, T. Rowe Price Associates,
Inc. and T. Rowe Price Group, Inc.
-------------------------------------------------------------------------------
Robert W. Sharps, 6/10/71                   President, Growth & Income Fund,
Vice President, T. Rowe Price Associates,   Growth & Income Fund; Vice
Inc. and T. Rowe Price Group, Inc.          President, Blue Chip Growth Fund,
                                            Financial Services Fund, and
                                            Institutional Equity Funds
-------------------------------------------------------------------------------
Robert W. Smith, 4/11/61                    President, Growth Stock Fund;
Managing Director, T. Rowe Price and T.     Executive Vice President,
Rowe Price Group, Inc.; Vice President,     Institutional Equity Funds; Vice
T. Rowe Price International, Inc.           President, Blue Chip Growth Fund,
                                            Growth & Income Fund, Media &
                                            Telecommunications Fund, and New
                                            America Growth Fund
-------------------------------------------------------------------------------
Michael F. Sola, 7/21/69                    President, Developing Technologies
Vice President, T. Rowe Price and T. Rowe   Fund and Science & Technology Fund;
Price Group, Inc.                           Vice President, Institutional
                                            Equity Funds, Mid-Cap Growth Fund,
                                            New Horizons Fund, and Small-Cap
                                            Stock Fund
-------------------------------------------------------------------------------
William J. Stromberg, 3/10/60               President, Capital Opportunity
Managing Director, T. Rowe Price and T.     Fund; Vice President, Blue Chip
Rowe Price Group, Inc.                      Growth Fund, Dividend Growth Fund,
                                            Equity Income Fund, Financial
                                            Services Fund, and Real Estate Fund
-------------------------------------------------------------------------------
Dean Tenerelli, 12/7/64                     Vice President, Media &
Vice President, T. Rowe Price Group, Inc.   Telecommunications Fund
and T. Rowe Price International, Inc.
-------------------------------------------------------------------------------
Justin Thomson, 1/14/68                     Vice President, Developing
Vice President, T. Rowe Price Group, Inc.   Technologies Fund
-------------------------------------------------------------------------------
Mark J. Vaselkiv, 7/22/58                   Vice President, Balanced Fund
Managing Director, T. Rowe Price
Associates, Inc. and T. Rowe Price Group,
Inc.
-------------------------------------------------------------------------------
J. David Wagner, 2/25/74                    Vice President, Financial Services
                                            Fund, Mid-Cap Value Fund, and New
                                            Horizons Fund
-------------------------------------------------------------------------------
John F. Wakeman, 11/25/62                   Executive Vice President, Mid-Cap
Vice President, T. Rowe Price and T. Rowe   Growth Fund; Vice President,
Price Group, Inc.                           Institutional Equity Funds and New
                                            Horizons Fund
-------------------------------------------------------------------------------
                                            Executive Vice President, Mid-Cap
                                            Value Fund and New Era Fund; Vice
David J. Wallack, 7/2/60                    President, Capital Appreciation
Vice President, T. Rowe Price Associates,   Fund, Dividend Growth Fund,
Inc. and T. Rowe Price Group, Inc.          Institutional Equity Funds,
                                            Small-Cap Value Fund, and Value
                                            Fund
-------------------------------------------------------------------------------
Dale E. West, 1/21/69                       Vice President, Media &
Vice President, T. Rowe Price Group, Inc.   Telecommunications Fund
and T. Rowe Price International, Inc.
-------------------------------------------------------------------------------
Richard T. Whitney, 5/7/58                  President, Balanced Fund,
Managing Director, T. Rowe Price and T.     Diversified Small-Cap Growth Fund,
Rowe Price Group, Inc.; Vice President,     and Index Trust; Vice President,
T. Rowe Price Trust Company and             Capital Opportunity Fund,
T. Rowe Price International, Inc.           Institutional Equity Funds, and
                                            Small-Cap Stock Fund
-------------------------------------------------------------------------------
Paul W. Wojcik, 11/28/70                    Executive Vice President,
Vice President, T. Rowe Price Associates,   Diversified Small-Cap Growth Fund
Inc. and T. Rowe Price Group, Inc.
-------------------------------------------------------------------------------
R. Candler Young, 9/28/71                   Vice President, Growth & Income
Assistant Vice President, T. Rowe Price     Fund, Mid-Cap Growth Fund, and New
Associates, Inc.                            America Growth Fund
-------------------------------------------------------------------------------

(a)
  Unless otherwise indicated, the officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


                           Director Compensation Table

   The fund does not pay pension or retirement benefits to its officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.

Name of Person,                   Aggregate Compensation From                   Total Compensation From Fund and
Position                          Fund(a)                                       Fund Complex Paid to Directors(b)
--------------------------------  --------------------------------------------  ---------------------------------
-------------------------------------------------------------------------------------------------------------------
Balanced Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                262                           $110,000
Anthony W. Deering/c/                                                      262                            110,000
Donald W. Dick, Jr.                                                 1,803                              110,000
David K. Fagin                                                      2,553                              112,000
F. Pierce Linaweaver/c/                                                    311                            113,000
Hannes M. Merriman                                                       2,521                            110,000
John G. Schreiber/c/                                                       311                            113,000
Hubert D. Vos                                                       2,594                              111,000
Paul M. Wythes                                                      1,742                              113,000
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                715                           $110,000
Anthony W. Deering/c/                                                      715                            110,000
Donald W. Dick, Jr.                                                 3,973                              110,000
David K. Fagin                                                      7,057                              112,000
F. Pierce Linaweaver/c/                                                    911                            113,000
Hannes M. Merriman                                                       6,925                            110,000
John G. Schreiber/c/                                                       911                            113,000
Hubert D. Vos                                                       7,186                              111,000
Paul M. Wythes                                                      4,324                              113,000
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                223                           $110,000
Anthony W. Deering/c/                                                      223                            110,000
Donald W. Dick, Jr.                                                 1,499                              110,000
David K. Fagin                                                      1,974                              112,000
F. Pierce Linaweaver/c/                                                    263                            113,000
Hannes M. Merriman                                                       1,947                            110,000
John G. Schreiber/c/                                                       263                            113,000
Hubert D. Vos                                                       1,986                              111,000
Paul M. Wythes                                                      1,558                              113,000
-------------------------------------------------------------------------------------------------------------------
Capital Opportunity Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                100                           $110,000
Anthony W. Deering/c/                                                      100                            110,000
Donald W. Dick, Jr.                                                   863                              110,000
David K. Fagin                                                        998                              112,000
F. Pierce Linaweaver/c/                                                    102                            113,000
Hannes M. Merriman                                                         997                            110,000
John G. Schreiber/c/                                                       102                            113,000
Hubert D. Vos                                                       1,000                              111,000
Paul M. Wythes                                                        867                              113,000
-------------------------------------------------------------------------------------------------------------------
Developing Technologies Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                 95                           $110,000
Anthony W. Deering/c/                                                       95                            110,000
Donald W. Dick, Jr.                                                   932                              110,000
David K. Fagin                                                        940                              112,000
F. Pierce Linaweaver/c/                                                     96                            113,000
Hannes M. Merriman                                                         940                            110,000
John G. Schreiber/c/                                                        96                            113,000
Hubert D. Vos                                                         940                              111,000
Paul M. Wythes                                                        933                              113,000
-------------------------------------------------------------------------------------------------------------------
Diversified Small-Cap Growth Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                 99                           $110,000
Anthony W. Deering/c/                                                       99                            110,000
Donald W. Dick, Jr.                                                   958                              110,000
David K. Fagin                                                        987                              112,000
F. Pierce Linaweaver/c/                                                    101                            113,000
Hannes M. Merriman                                                         986                            110,000
John G. Schreiber/c/                                                       101                            113,000
Hubert D. Vos                                                         987                              111,000
Paul M. Wythes                                                        961                              113,000
-------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                158                           $110,000
Anthony W. Deering/c/                                                      158                            110,000
Donald W. Dick, Jr.                                                 1,263                              110,000
David K. Fagin                                                      1,553                              112,000
F. Pierce Linaweaver/c/                                                    178                            113,000
Hannes M. Merriman                                                       1,541                            110,000
John G. Schreiber/c/                                                       178                            113,000
Hubert D. Vos                                                       1,566                              111,000
Paul M. Wythes                                                      1,299                              113,000
-------------------------------------------------------------------------------------------------------------------
Equity Income Fund
Calvin W. Burnett, Ph.D./c/                                                833                           $110,000
Anthony W. Deering/c/                                                      833                            110,000
Donald W. Dick, Jr.                                                 5,351                              110,000
David K. Fagin                                                      8,666                              112,000
F. Pierce Linaweaver/c/                                                    931                            113,000
Hannes M. Merriman                                                       8,601                            110,000
John G. Schreiber/c/                                                       931                            113,000
Hubert D. Vos                                                       8,921                              111,000
Paul M. Wythes                                                      5,682                              113,000
-------------------------------------------------------------------------------------------------------------------
Equity Index 500 Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                416                           $110,000
Anthony W. Deering/c/                                                      416                            110,000
Donald W. Dick, Jr.                                                 2,656                              110,000
David K. Fagin                                                      4,128                              112,000
F. Pierce Linaweaver/c/                                                    485                            113,000
Hannes M. Merriman                                                       4,082                            110,000
John G. Schreiber/c/                                                       485                            113,000
Hubert D. Vos                                                       4,215                              111,000
Paul M. Wythes                                                      2,813                              113,000
-------------------------------------------------------------------------------------------------------------------
Extended Equity Market Index Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                 99                           $110,000
Anthony W. Deering/c/                                                       99                            110,000
Donald W. Dick, Jr.                                                   959                              110,000
David K. Fagin                                                        991                              112,000
F. Pierce Linaweaver/c/                                                    101                            113,000
Hannes M. Merriman                                                         989                            110,000
John G. Schreiber/c/                                                       101                            113,000
Hubert D. Vos                                                         992                              111,000
Paul M. Wythes                                                        963                              113,000
-------------------------------------------------------------------------------------------------------------------
Financial Services Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                121                           $110,000
Anthony W. Deering/c/                                                      121                            110,000
Donald W. Dick, Jr.                                                 1,074                              110,000
David K. Fagin                                                      1,202                              112,000
F. Pierce Linaweaver/c/                                                    127                            113,000
Hannes M. Merriman                                                       1,198                            110,000
John G. Schreiber/c/                                                       127                            113,000
Hubert D. Vos                                                       1,210                              111,000
Paul M. Wythes                                                      1,087                              113,000
-------------------------------------------------------------------------------------------------------------------
Global Technology Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                100                           $110,000
Anthony W. Deering/c/                                                      100                            110,000
Donald W. Dick, Jr.                                                 1,530                              110,000
David K. Fagin                                                      1,043                              112,000
F. Pierce Linaweaver/c/                                                    148                            113,000
Hannes M. Merriman                                                       1,011                            110,000
John G. Schreiber/c/                                                       148                            113,000
Hubert D. Vos                                                       1,030                              111,000
Paul M. Wythes                                                      1,581                              113,000
-------------------------------------------------------------------------------------------------------------------
Growth & Income Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                317                           $110,000
Anthony W. Deering/c/                                                      317                            110,000
Donald W. Dick, Jr.                                                 2,179                              110,000
David K. Fagin                                                      3,259                              112,000
F. Pierce Linaweaver/c/                                                    367                            113,000
Hannes M. Merriman                                                       3,225                            110,000
John G. Schreiber/c/                                                       367                            113,000
Hubert D. Vos                                                       3,329                              111,000
Paul M. Wythes                                                      2,299                              113,000
-------------------------------------------------------------------------------------------------------------------
Growth Stock Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                528                           $110,000
Anthony W. Deering/c/                                                      528                            110,000
Donald W. Dick, Jr.                                                 3,245                              110,000
David K. Fagin                                                      5,230                              112,000
F. Pierce Linaweaver/c/                                                    643                            113,000
Hannes M. Merriman                                                       5,153                            110,000
John G. Schreiber/c/                                                       643                            113,000
Hubert D. Vos                                                       5,336                              111,000
Paul M. Wythes                                                      3,476                              113,000
-------------------------------------------------------------------------------------------------------------------
Health Sciences Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                180                           $110,000
Anthony W. Deering/c/                                                      180                            110,000
Donald W. Dick, Jr.                                                 1,333                              110,000
David K. Fagin                                                      1,671                              112,000
F. Pierce Linaweaver/c/                                                    199                            113,000
Hannes M. Merriman                                                       1,659                            110,000
John G. Schreiber/c/                                                       199                            113,000
Hubert D. Vos                                                       1,689                              111,000
Paul M. Wythes                                                      1,371                              113,000
-------------------------------------------------------------------------------------------------------------------
Institutional Large-Cap Growth Fund(d)
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                 93                           $110,000
Anthony W. Deering/c/                                                       93                            110,000
Donald W. Dick, Jr.                                                    93                              110,000
David K. Fagin                                                         96                              112,000
F. Pierce Linaweaver/c/                                                     98                            113,000
Hannes M. Merriman                                                          92                            110,000
John G. Schreiber/c/                                                        98                            113,000
Hubert D. Vos                                                          95                              111,000
Paul M. Wythes                                                         98                              113,000
-------------------------------------------------------------------------------------------------------------------
Institutional Large-Cap Value Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                 93                           $110,000
Anthony W. Deering/c/                                                       93                            110,000
Donald W. Dick, Jr.                                                   923                              110,000
David K. Fagin                                                        925                              112,000
F. Pierce Linaweaver/c/                                                     93                            113,000
Hannes M. Merriman                                                         925                            110,000
John G. Schreiber/c/                                                        93                            113,000
Hubert D. Vos                                                         925                              111,000
Paul M. Wythes                                                        924                              113,000
-------------------------------------------------------------------------------------------------------------------
Institutional Mid-Cap Equity Growth Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                120                           $110,000
Anthony W. Deering/c/                                                      120                            110,000
Donald W. Dick, Jr.                                                 1,059                              110,000
David K. Fagin                                                      1,174                              112,000
F. Pierce Linaweaver/c/                                                    126                            113,000
Hannes M. Merriman                                                       1,170                            110,000
John G. Schreiber/c/                                                       126                            113,000
Hubert D. Vos                                                       1,180                              111,000
Paul M. Wythes                                                      1,072                              113,000
-------------------------------------------------------------------------------------------------------------------
Institutional Small-Cap Stock Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                117                           $110,000
Anthony W. Deering/c/                                                      117                            110,000
Donald W. Dick, Jr.                                                 1,038                              110,000
David K. Fagin                                                      1,132                              112,000
F. Pierce Linaweaver/c/                                                    122                            113,000
Hannes M. Merriman                                                       1,129                            110,000
John G. Schreiber/c/                                                       122                            113,000
Hubert D. Vos                                                       1,137                              111,000
Paul M. Wythes                                                      1,047                              113,000
-------------------------------------------------------------------------------------------------------------------
Media & Telecommunications Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                154                           $110,000
Anthony W. Deering/c/                                                      154                            110,000
Donald W. Dick, Jr.                                                 1,271                              110,000
David K. Fagin                                                      1,571                              112,000
F. Pierce Linaweaver/c/                                                    170                            113,000
Hannes M. Merriman                                                       1,560                            110,000
John G. Schreiber/c/                                                       170                            113,000
Hubert D. Vos                                                       1,588                              111,000
Paul M. Wythes                                                      1,304                              113,000
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                698                           $110,000
Anthony W. Deering/c/                                                      698                            110,000
Donald W. Dick, Jr.                                                 3,808                              110,000
David K. Fagin                                                      6,670                              112,000
F. Pierce Linaweaver/c/                                                    824                            113,000
Hannes M. Merriman                                                       6,586                            110,000
John G. Schreiber/c/                                                       824                            113,000
Hubert D. Vos                                                       6,790                              111,000
Paul M. Wythes                                                      4,067                              113,000
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                135                           $110,000
Anthony W. Deering/c/                                                      135                            110,000
Donald W. Dick, Jr.                                                 1,096                              110,000
David K. Fagin                                                      1,277                              112,000
F. Pierce Linaweaver/c/                                                    206                            113,000
Hannes M. Merriman                                                       1,228                            110,000
John G. Schreiber/c/                                                       206                            113,000
Hubert D. Vos                                                       1,259                              111,000
Paul M. Wythes                                                      1,173                              113,000
-------------------------------------------------------------------------------------------------------------------
New America Growth Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                201                           $110,000
Anthony W. Deering/c/                                                      201                            110,000
Donald W. Dick, Jr.                                                 1,544                              110,000
David K. Fagin                                                      2,082                              112,000
F. Pierce Linaweaver/c/                                                    230                            113,000
Hannes M. Merriman                                                       2,063                            110,000
John G. Schreiber/c/                                                       230                            113,000
Hubert D. Vos                                                       2,113                              111,000
Paul M. Wythes                                                      1,606                              113,000
-------------------------------------------------------------------------------------------------------------------
New Era Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                194                           $110,000
Anthony W. Deering/c/                                                      194                            110,000
Donald W. Dick, Jr.                                                 1,465                              110,000
David K. Fagin                                                      1,924                              112,000
F. Pierce Linaweaver/c/                                                    215                            113,000
Hannes M. Merriman                                                       1,910                            110,000
John G. Schreiber/c/                                                       215                            113,000
Hubert D. Vos                                                       1,948                              111,000
Paul M. Wythes                                                      1,511                              113,000
-------------------------------------------------------------------------------------------------------------------
New Horizons Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                585                           $110,000
Anthony W. Deering/c/                                                      585                            110,000
Donald W. Dick, Jr.                                                 3,530                              110,000
David K. Fagin                                                      5,742                              112,000
F. Pierce Linaweaver/c/                                                    696                            113,000
Hannes M. Merriman                                                       5,668                            110,000
John G. Schreiber/c/                                                       696                            113,000
Hubert D. Vos                                                       5,868                              111,000
Paul M. Wythes                                                      3,771                              113,000
-------------------------------------------------------------------------------------------------------------------
Real Estate Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                 99                           $110,000
Anthony W. Deering/c/                                                       99                            110,000
Donald W. Dick, Jr.                                                   949                              110,000
David K. Fagin                                                        972                              112,000
F. Pierce Linaweaver/c/                                                    101                            113,000
Hannes M. Merriman                                                         970                            110,000
John G. Schreiber/c/                                                       101                            113,000
Hubert D. Vos                                                         972                              111,000
Paul M. Wythes                                                        953                              113,000
-------------------------------------------------------------------------------------------------------------------
Science & Technology Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                623                           $110,000
Anthony W. Deering/c/                                                      623                            110,000
Donald W. Dick, Jr.                                                 4,163                              110,000
David K. Fagin                                                      7,457                              112,000
F. Pierce Linaweaver/c/                                                    793                            113,000
Hannes M. Merriman                                                       7,343                            110,000
John G. Schreiber/c/                                                       793                            113,000
Hubert D. Vos                                                       7,650                              111,000
Paul M. Wythes                                                      4,532                              113,000
-------------------------------------------------------------------------------------------------------------------
Small-Cap Stock Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                368                           $110,000
Anthony W. Deering/c/                                                      368                            110,000
Donald W. Dick, Jr.                                                 2,177                              110,000
David K. Fagin                                                      3,203                              112,000
F. Pierce Linaweaver/c/                                                    427                            113,000
Hannes M. Merriman                                                       3,164                            110,000
John G. Schreiber/c/                                                       427                            113,000
Hubert D. Vos                                                       3,243                              111,000
Paul M. Wythes                                                      2,283                              113,000
-------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                274                           $110,000
Anthony W. Deering/c/                                                      274                            110,000
Donald W. Dick, Jr.                                                 1,726                              110,000
David K. Fagin                                                      2,397                              112,000
F. Pierce Linaweaver/c/                                                    339                            113,000
Hannes M. Merriman                                                       2,353                            110,000
John G. Schreiber/c/                                                       339                            113,000
Hubert D. Vos                                                       2,411                              111,000
Paul M. Wythes                                                      1,820                              113,000
-------------------------------------------------------------------------------------------------------------------
Total Equity Market Index Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                111                           $110,000
Anthony W. Deering/c/                                                      111                            110,000
Donald W. Dick, Jr.                                                 1,015                              110,000
David K. Fagin                                                      1,094                              112,000
F. Pierce Linaweaver/c/                                                    116                            113,000
Hannes M. Merriman                                                       1,090                            110,000
John G. Schreiber/c/                                                       116                            113,000
Hubert D. Vos                                                       1,097                              111,000
Paul M. Wythes                                                      1,025                              113,000
-------------------------------------------------------------------------------------------------------------------
Value Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                213                           $110,000
Anthony W. Deering/c/                                                      213                            110,000
Donald W. Dick, Jr.                                                 1,502                              110,000
David K. Fagin                                                      1,991                              112,000
F. Pierce Linaweaver/c/                                                    251                            113,000
Hannes M. Merriman                                                       1,965                            110,000
John G. Schreiber/c/                                                       251                            113,000
Hubert D. Vos                                                       2,004                              111,000
Paul M. Wythes                                                      1,560                              113,000
-------------------------------------------------------------------------------------------------------------------

 (a) Amounts in this column are based on accrued compensation for fiscal year 2001.

 (b) Amounts in this column are based on compensation received for fiscal year 2001. The T. Rowe Price complex included 97 funds as of December 31, 2001.

 (c) Newly elected to fund Board as of October 24, 2001.
 (d) Expenses estimated for the period October 31, 2001 through December 31,
   2001.


                 Directors' Holdings in the T. Rowe Price Funds

   The following table sets forth the T. Rowe Price fund holdings of the independent and inside directors, as of December 31, 2001.



                              Burnett  Deering     Dick     Fagin    Linaweaver  Merriman  Schreiber    Vos       Wythes
-----------------------------------------------------------                                                     ----------
    Aggregate Holdings,
    -------------------         $1-     over      over      over       over       over       over      over      over
         All Funds            $10,000  $100,000  $100,000  $100,000   $100,000   $100,000  $100,000   $100,000  $100,000
         ---------
--------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                 None      None      None      None $50,001-$100,000 None      None       None       None

--------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Fund         None      None   $1-$10,0$10,001-$50,000   None         over      None       None       None
                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth              None      None      None        None            None         None      None       None       None
 Fund-Advisor Class
-----------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio    None      None      None        None            None         None      None       None       None
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Bond      None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Money     None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund     None      None      over        None            None      $10,001-$50,000   None       None     None
                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Capital Opportunity Fund      None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Corporate Income Fund         None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Developing Technologies       None      None      None        None            None           None         None       None     None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Diversified Small-Cap         None      None      None        None            None           None         None       None     None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Dividend Growth Fund          None      None      None   $10,001-$50,000      None      $10,001-$50,000   None       None     None

------------------------------------------------------------------------------------------------------------------------------------
 Emerging Europe &             None      None      None        None            None           None         None       None     None
 Mediterranean Fund
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond Fund    None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Stock Fund   None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund            None      None$50,001-$100,$50,001-$100,000     None      $50,001-$100,000  None  $10,001-$50,00None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund-Advisor    None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Portfolio       None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Fund         None      None         None            None            None       over $100,000     None       None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Portfolio    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 European Stock Fund           None      over    $10,001-$50,000 $10,001-$50,000      None            None         None       None
                                       $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Extended Equity Market        None      None         None            None            None            None         None       None
 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
 Financial Services Fund       None      None    $10,001-$50,000      None            None            None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Florida Intermediate          None      None         None            None            None            None         None       None
 Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
 Georgia Tax-Free Bond Fund    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Stock Fund             None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Technology Fund        None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 GNMA Fund                     None      None         None            None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Government Reserve            None      None         None            None            None            None         None       None
 Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
 Growth & Income Fund          None      None      $1-$10,000         None            None            None         over       No$10,
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund             None      None    $10,001-$50,000      None       $10,001-$50,000      None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund-Advisor     None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Fund          None      None    $10,001-$50,000      None            None            None         None $50,001-$100

------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Portfolio     None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund             $1-$10,000  None    $10,001-$50,000      None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund-Advisor        None      None         None            None            None            None         None      None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Foreign          None      None         None            None            None            None         None      None
 Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Value Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Mid-Cap          None      None         None            None            None            None         None      None
 Equity Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Small-Cap        None      None         None            None            None            None         None      None
 Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund        None      None   $50,001-$100,000      None            None            None         None      None

------------------------------------------------------------------------------------------------------------------------------------
 International Bond             None      None         None            None            None            None         None      None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Discovery        None$50,001-$100,0$10,001-$50,000      None       over $100,000        None         None      None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Equity Index     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Growth &         None         None            None            None            None            None         None    No
 Income Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Stock Fund    $1-$10,000 over $100,000        None       over $100,000        None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Japan Fund                     None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Latin America Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Limited-Term Bond Portfolio    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Short-Term            None         None            None            None            None            None         None    No
 Tax-Free Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Media & Telecommunications     None    $10,001-$50,000      None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund            None         None         $1-$10,000    $10,001-$50,000      None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund-Advisor    None         None            None            None            None            None         None    No
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio       None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth Fund        None         None            None            None       over $100,000   $10,001-$50,000   None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth             None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 New Asia Fund                  None         None            None       $10,001-$50,000      None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 New Era Fund                   None         None            None            None            None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Horizons Fund           $1-$10,000      None       $10,001-$50,000   $1-$10,000    over $100,000   $10,001-$50,000   No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Income Fund                None         None      $50,001-$100,000      None            None            None         over    No
                                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 New Jersey Tax-Free Bond       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Growth       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Income       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund          $1-$10,000      None       over $100,000        None         $1-$10,000   $50,001-$100,0$10,001-$50,0No

------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund-PLUS        None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Portfolio        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Reserve Investment Fund        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology Fund      None    over $100,000        None            None            None       $10,001-$50,000     No$10,00
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology           None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Fund           None         None            None      $50,001-$100,000      None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock Fund           None         None         $1-$10,000    $10,001-$50,000      None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value Fund           None         None            None            None            None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Growth Fund           None         None            None            None            None       over $100,000       None

------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Income Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum International Fund    None         None            None            None            None       $10,001-$50,000     None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Cash Reserves Fund      None         None            None       over $100,000        None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit GNMA Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Income        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal               None         None            None            None            None            None           over
 Intermediate Fund                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Money         None         None            None            None            None      $50,001-$100,000     None
 Market Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Balanced Fund    None         None            None      $50,001-$100,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Growth Fund      None         None            None       $10,001-$50,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Multi-Cap        None         None            None            None            None            None           None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund          None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund-PLUS     None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free High Yield Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Income Fund           None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Intermediate Bond     None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Short-Intermediate    None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Total Equity Market Index      None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond Index Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Intermediate     None         None       over $100,000        None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Long-Term        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Money Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund                     None         None       $10,001-$50,000      None            None      $50,001-$100,000     over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund-Advisor Class       None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Virginia Tax-Free Bond Fund    None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------

                            Kennedy           Laporte           Riepe            Testa
--------------------------------------------------------------------------------------------
 Aggregate Holdings,
 -------------------
      All Funds          over $100,000     over $100,000    over $100,000   over $100,000
      ---------
--------------------------------------------------------------------------------------------
 Balanced Fund                None              None        over $100,000        None
--------------------------------------------------------------------------------------------
 Blue Chip Growth Fund        None              None            None             None
--------------------------------------------------------------------------------------------
 Blue Chip Growth             None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Blue Chip Growth             None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 California Tax-Free          None              None            None             None
 Bond Fund
--------------------------------------------------------------------------------------------
 California Tax-Free          None              None            None             None
 Money Fund
--------------------------------------------------------------------------------------------
 Capital Appreciation    over $100,000     over $100,000    over $100,000        None
 Fund
--------------------------------------------------------------------------------------------
 Capital Opportunity    $10,001-$50,000   $50,001-$100,000      None             None
 Fund
--------------------------------------------------------------------------------------------
 Corporate Income Fund        None              None            None             None
--------------------------------------------------------------------------------------------
 Developing                   None         over $100,000        None             None
 Technologies Fund
--------------------------------------------------------------------------------------------
 Diversified Small-Cap        None              None            None             None
 Growth Fund
--------------------------------------------------------------------------------------------
 Dividend Growth Fund    over $100,000          None            None             None
--------------------------------------------------------------------------------------------
 Emerging Europe &            None              None            None             None
 Mediterranean Fund
--------------------------------------------------------------------------------------------
 Emerging Markets Bond        None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Emerging Markets             None              None            None         over $100,000
 Stock Fund
--------------------------------------------------------------------------------------------
 Equity Income Fund     $10,001-$50,000         None        over $100,000        None
--------------------------------------------------------------------------------------------
 Equity Income                None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Equity Income                None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 Equity Index 500 Fund        None              None            None             None
--------------------------------------------------------------------------------------------
 Equity Index 500             None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 European Stock Fund          None        $10,001-$50,000       None             None
--------------------------------------------------------------------------------------------
 Extended Equity              None              None            None             None
 Market Index Fund
--------------------------------------------------------------------------------------------
 Financial Services      over $100,000          None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Florida Intermediate         None              None            None             None
 Tax-Free Fund
--------------------------------------------------------------------------------------------
 Georgia Tax-Free Bond        None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Global Stock Fund            None              None            None             None
--------------------------------------------------------------------------------------------
 Global Technology            None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 GNMA Fund                    None              None            None             None
--------------------------------------------------------------------------------------------
 Government Reserve           None              None            None             None
 Investment Fund
--------------------------------------------------------------------------------------------
 Growth & Income Fund         None              None        over $100,000        None
--------------------------------------------------------------------------------------------
 Growth Stock Fund            None              None            None             None
--------------------------------------------------------------------------------------------
 Growth Stock                 None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Health Sciences Fund    over $100,000          None            None         over $100,000
--------------------------------------------------------------------------------------------
 Health Sciences              None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 High Yield Fund              None              None        over $100,000        None
--------------------------------------------------------------------------------------------
 High Yield                   None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Institutional Foreign        None              None            None             None
 Equity Fund
--------------------------------------------------------------------------------------------
 Institutional                None              None            None             None
 Large-Cap Growth Fund
--------------------------------------------------------------------------------------------
 Institutional                None              None            None             None
 Large-Cap Value Fund
--------------------------------------------------------------------------------------------
 Institutional Mid-Cap        None              None            None             None
 Equity Growth Fund
--------------------------------------------------------------------------------------------
 Institutional                None              None            None             None
 Small-Cap Stock Fund
--------------------------------------------------------------------------------------------
 International Bond           None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 International Bond           None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 International          $50,001-$100,000   over $100,000     $1-$10,000      over $100,000
 Discovery Fund
--------------------------------------------------------------------------------------------
 International Equity         None              None            None             None
 Index Fund
--------------------------------------------------------------------------------------------
 International Growth         None              None            None             None
 & Income Fund
--------------------------------------------------------------------------------------------
 International Stock     over $100,000     over $100,000    over $100,000    over $100,000
 Fund
--------------------------------------------------------------------------------------------
 International Stock          None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 International Stock          None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 Japan Fund                   None              None        over $100,000        None
--------------------------------------------------------------------------------------------
 Latin America Fund      over $100,000          None            None             None
--------------------------------------------------------------------------------------------
 Limited-Term Bond            None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 Maryland Short-Term          None              None            None             None
 Tax-Free Bond Fund
--------------------------------------------------------------------------------------------
 Maryland Tax-Free            None         over $100,000        None             None
 Bond Fund
--------------------------------------------------------------------------------------------
 Maryland Tax-Free            None              None            None             None
 Money Fund
--------------------------------------------------------------------------------------------
 Media &
 Telecommunications      over $100,000          None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund     over $100,000     over $100,000        None         over $100,000
--------------------------------------------------------------------------------------------
 Mid-Cap Growth               None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Mid-Cap Growth               None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 Mid-Cap Value Fund      over $100,000          None            None             None
--------------------------------------------------------------------------------------------
 New America Growth           None         over $100,000        None             None
 Fund
--------------------------------------------------------------------------------------------
 New America Growth           None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 New Asia Fund           over $100,000     over $100,000     $1-$10,000          None
--------------------------------------------------------------------------------------------
 New Era Fund            over $100,000          None            None             None
--------------------------------------------------------------------------------------------
 New Horizons Fund            None         over $100,000        None         over $100,000
--------------------------------------------------------------------------------------------
 New Income Fund              None        $10,001-$50,000       None             None
--------------------------------------------------------------------------------------------
 New Jersey Tax-Free          None              None            None             None
 Bond Fund
--------------------------------------------------------------------------------------------
 New York Tax-Free            None              None            None             None
 Bond Fund
--------------------------------------------------------------------------------------------
 New York Tax-Free            None              None            None             None
 Money Fund
--------------------------------------------------------------------------------------------
 Personal Strategy            None              None            None             None
 Balanced Fund
--------------------------------------------------------------------------------------------
 Personal Strategy            None              None            None             None
 Balanced Portfolio
--------------------------------------------------------------------------------------------
 Personal Strategy            None              None            None             None
 Growth Fund
--------------------------------------------------------------------------------------------
 Personal Strategy            None              None            None             None
 Income Fund
--------------------------------------------------------------------------------------------
 Prime Reserve Fund      over $100,000    $10,001-$50,000   over $100,000   $10,001-$50,000
--------------------------------------------------------------------------------------------
 Prime Reserve                None              None            None             None
 Fund-PLUS Class
--------------------------------------------------------------------------------------------
 Prime Reserve                None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 Real Estate Fund             None              None            None             None
--------------------------------------------------------------------------------------------
 Reserve Investment           None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Science & Technology         None         over $100,000    over $100,000        None
 Fund
--------------------------------------------------------------------------------------------
 Science & Technology         None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Short-Term Bond Fund         None              None        over $100,000        None
--------------------------------------------------------------------------------------------
 Small-Cap Stock Fund    over $100,000          None            None             None
--------------------------------------------------------------------------------------------
 Small-Cap Stock              None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Small-Cap Value Fund         None              None        over $100,000    over $100,000
--------------------------------------------------------------------------------------------
 Small-Cap Value              None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Spectrum Growth Fund         None              None            None             None
--------------------------------------------------------------------------------------------
 Spectrum Income Fund         None              None            None             None
--------------------------------------------------------------------------------------------
 Spectrum                     None              None            None             None
 International Fund
--------------------------------------------------------------------------------------------
 Summit Cash Reserves    over $100,000     over $100,000    over $100,000    over $100,000
 Fund
--------------------------------------------------------------------------------------------
 Summit GNMA Fund             None              None            None             None
--------------------------------------------------------------------------------------------
 Summit Municipal             None              None            None             None
 Income Fund
--------------------------------------------------------------------------------------------
 Summit Municipal             None              None            None         over $100,000
 Intermediate Fund
--------------------------------------------------------------------------------------------
 Summit Municipal        over $100,000          None        over $100,000        None
 Money Market Fund
--------------------------------------------------------------------------------------------
 Tax-Efficient                None              None            None             None
 Balanced Fund
--------------------------------------------------------------------------------------------
 Tax-Efficient Growth         None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Tax-Efficient                None              None            None             None
 Multi-Cap Growth Fund
--------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund   over $100,000          None            None             None
--------------------------------------------------------------------------------------------
 Tax-Exempt Money             None              None            None             None
 Fund-PLUS Class
--------------------------------------------------------------------------------------------
 Tax-Free High Yield          None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Tax-Free Income Fund         None              None            None        $10,001-$50,000
--------------------------------------------------------------------------------------------
 Tax-Free Intermediate        None              None            None             None
 Bond Fund
--------------------------------------------------------------------------------------------
 Tax-Free
 Short-Intermediate           None              None        over $100,000        None
 Fund
--------------------------------------------------------------------------------------------
 Total Equity Market          None              None        over $100,000        None
 Index Fund
--------------------------------------------------------------------------------------------
 U.S. Bond Index Fund         None              None            None             None
--------------------------------------------------------------------------------------------
 U.S. Treasury                None              None            None             None
 Intermediate Fund
--------------------------------------------------------------------------------------------
 U.S. Treasury                None              None            None             None
 Long-Term Fund
--------------------------------------------------------------------------------------------
 U.S. Treasury Money          None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Value Fund              over $100,000     over $100,000    over $100,000    over $100,000
--------------------------------------------------------------------------------------------
 Value Fund-Advisor           None              None            None             None
 Class
--------------------------------------------------------------------------------------------
 Virginia Tax-Free            None              None            None             None
 Bond Fund
--------------------------------------------------------------------------------------------

 PRINCIPAL HOLDERS OF SECURITIES
 -------------------------------------------------------------------------------

   As of March 28, 2002, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

   As of March 28, 2002, the following shareholders of record owned more than 5% of the outstanding shares of any share class of the fund:

   Balanced (54.16%), Capital Appreciation (20.27%), Equity Income (25.08%), Extended Equity Market Index (17.50%), Growth & Income (26.22%), Growth Stock (23.60%), New America Growth (32.62%), New Era (5.54%), New Horizons (30.76%), Science & Technology (20.86%), and Small-Cap Value Funds (20.59%):
   T. Rowe Price Trust Company, Inc./a/, Attn.: TRPS Institutional Control Department, P.O. Box 17215, Baltimore, Maryland 21297-1215;

   /a/ T. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price
       Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are voted by various retirement plans and retirement participants.

   Blue Chip Growth Fund (40.59%): T. Rowe Price Retirement Plan Services/b/ TR Blue Chip Growth Fund, Attn.: Asset Reconciliations, P.O. Box 17215, Baltimore, Maryland 21297-1215;

   /b/ T. Rowe Price Retirement Plan Services is a wholly owned subsidiary of T.
       Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan Services is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services and are voted by various retirement plans and retirement participants.

   Capital Appreciation (6.98%), Financial Services (6.81%), Mid-Cap Growth (8.22%), New Era (6.86%), and Small-Cap Value Funds (5.52%): Charles Schwab & Co. Inc., Reinvest Account, Attn.: Mutual Fund Department, 101 Montgomery Street, San Francisco, California 94104-4122;

   Capital Opportunity (5.75%) and Value Funds (22.41%): T. Rowe Price Trust Company, Inc., Attn.: Installation Team for TRPS Institutional Control Department, P.O. Box 17125, Baltimore, Maryland 21297-1125;

   Developing Technologies Fund (10.55%): Trustees of T. Rowe Price, 401k Plus Plan, Attn.: Financial Reporting Department, P.O. Box 89000, Baltimore, Maryland 21289-0001;

   Dividend Growth Fund (17.47%): T. Rowe Price Trust Company, Inc., Dividend Growth Fund (DGF), Attn.: Asset Reconciliation, P.O. Box 17215, Baltimore, Maryland 21297-1215;

   Equity Index 500 Fund (40.63%): T. Rowe Price Trust Company, Inc., Attn.: RPS Control Department, 10090 Red Run Boulevard, Owings Mills, Maryland 21117-4842;

   Growth & Income (13.37%), New Era (5.10%), New Horizons (10.25%), and Mid-Cap Value Funds (24.33%): Pirateline & Company, T. Rowe Price Associates, Attn.:
   Fund Accounting Department, 100 East Pratt Street, Baltimore, Maryland 21202-1009;

   Institutional Large-Cap Growth Fund (100.00%): T. Rowe Price Associates/c/,
   Attn.: Financial Reporting Department, 100 East Pratt Street, Baltimore, Maryland 21202-1009;

   /c/ T. Rowe Price Associates is a wholly owned subsidiary of T. Rowe Price
       Group, Inc., each a Maryland corporation. Securities owned by T. Rowe Price Associates are the result of its contribution to the fund at the fund's inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates would be able to determine the outcome of most issues that were submitted to shareholders for vote.

   Institutional Large-Cap Value Fund (100.00%): T. Rowe Price Finance Inc./d/, 802 West Street, Suite 301, Wilmington, Delaware 19801-1526;

   /d/ T. Rowe Price Finance is a wholly owned subsidiary of T. Rowe Price
       Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. Securities owned by T. Rowe Price Finance are the result of its contribution to the fund at the fund's inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Finance would be able to determine the outcome of most issues that were submitted to shareholders for vote.

   Institutional Mid-Cap Equity Growth Fund: Atlantic Trust Company NA (8.74%),
   Attn.: Kathy Trull, 100 Federal Street, 37th Floor, Boston, Massachusetts 02110-1802; Atlantic Trust Company NA (11.49%), Attn.: Kathy Trull, 100 Federal Street, 37th Floor, Boston, Massachusetts 02110-1802; Stichting Pensioenfonds (8.05%), Van de Koninklijke Nedlloyd, P.O. Box 1982, 3000 B Z Rotterdam, The Netherlands; CIBC World Markets Agt. for CIBC (5.17%), Mellon Trust Co. TR Nexfor Master Investment Trust Funds, 161 Bay Street, P.O. Box 500, Toronto, Ontario Canada M5J2S8; Band & Company (5.19%), c/o Firstar Bank, P.O. Box 1787, Milwaukee, Wisconsin 53201-1787;

   Institutional Small-Cap Stock Fund: Burlington Resources Inc. (5.19%), 5051 Westheimer Road, Suite 1400, Houston, Texas 77056-5686; Brookline Contributory Retirement Systems (5.88%), 333 Washington Street, Brookline, Massachusetts 02445-6853; Northern Trust Co. TR Illinois Tool Works Pension Trust U/A DTD 1/ 8/90 (14.52%), Attn.: Robert T. Callahan, 3600 West Lake Avenue, Glenview, Illinois 60025-1215; Deutsche Trust Bank Limited FBO Tokkin Fund No. 5064 (12.94%), Sanno Park Tower 2-11-1, Nagatacho Chiyoda KU, Tokyo, Japan 100-6172; Sigler & Co. Cust, Smithsonian Institution (20.60%), Chase Manhattan Bank, Mark R. Pensec, AVP, 4 New York Plaza 2nd Floor, New York, New York 10004-2413;

   Media & Telecommunications Fund (6.57%): T. Rowe Price Trust Company, Inc., Media & Telecommunications Fund, DST #121, P.O. Box 17215, Baltimore, Maryland 21297-1215;

   Mid-Cap Growth Fund (18.02%): T. Rowe Price Trust Company, Inc., Attn.: Asset Reconciliations, P.O. Box 17215, Baltimore, Maryland 21297-1215;

   Mid-Cap Value Fund: National Financial Services for the Exclusive Benefit of Our Customers (6.58%), 200 Liberty, One Financial Center 5th Floor, New York, New York 10281-1003;

   New America Growth Fund (8.80%): Wilmington Trust Co. TR, FBO Continental Airlines Inc., DCP Plan A/C #49277-0, c/o Mutual Funds, P.O. Box 8971, Wilmington, Delaware 19899-8971;

   Real Estate Fund (11.05%): T. Rowe Price Retirement Plan Services, Inc., Kimley-Horn Retirement Savings PL, Plan #105315, NB-Custom Blended Fund #122 REF, P.O. Box 17215, Baltimore, Maryland 21297-1215;

   Small-Cap Stock Fund: T. Rowe Price Trust Company, Inc. (18.16%), T. Rowe Price OTC Fund, Attn.: RPS Control Department, P.O. Box 17215, Baltimore, Maryland 21297-1215; Norwest Bank Company NA TR FBO State of Minnesota Deferred Compensation Plan, Minnesota State Deferred Compensation Plan Trust (7.57%), c/o Great West Life Recordkeeper, 8515 East Orchard Road, Attn.:
   2T2, Englewood, Colorado 80111-5037.



 INVESTMENT MANAGEMENT SERVICES
 -------------------------------------------------------------------------------
   Services

   Under the Management Agreement, T. Rowe Price provides the fund with discretionary investment services. Specifically, T. Rowe Price is responsible for supervising and directing the investments of the fund in accordance with the fund's investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price is also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. . In addition to these services,
   T. Rowe Price provides the fund with certain corporate administrative services, including: maintaining the fund's corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund's custodian and transfer agent; assisting the fund in the coordination of such agents' activities; and permitting T. Rowe Price's employees to serve as officers, directors, and committee members of the fund without cost to the fund.

   The Management Agreement also provides that T. Rowe Price, its directors, officers, employees, and certain other persons performing specific functions for the fund will only be liable to the fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

   Approval of Management Agreements

   The Management Agreements of the funds are reviewed each year by the funds' Boards of Directors to determine whether the agreements should be renewed for a one-year period or not. Renewal of the agreements requires the majority vote of the Board of Directors, including a majority of the independent directors. Each fund board consists of a majority of independent directors.

   In approving the continuation of the investment management agreements for each fund for the current year, the Board reviewed reports prepared by T. Rowe Price, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Board considered the nature and quality of the investment management services provided to the fund by T. Rowe Price under the investment management agreements and the personnel who provide these services, including the historical performance of the fund compared to its benchmark index and its peer group of similar investment companies. In addition, the Board considered other services provided to the fund by T. Rowe Price and its affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the fund's operation.

   The Board considered the fees paid to T. Rowe Price for investment management services, as well as compensation paid to T. Rowe Price or its affiliates for other non-advisory services provided to the fund. In connection with its review of the fees paid to T. Rowe Price and its affiliates, the Board reviewed information provided by Lipper Inc. comparing the fund's advisory fee rate and overall expense ratio with those of comparable funds. Where applicable, the Board considered that the fund's advisory fee structure reflects breakpoints, which permit fee reductions resulting from economies of scale. Additionally and where applicable, the Board considered the contractual fee waivers and expense reimbursements agreed to by T. Rowe Price.

   The Board also considered the costs incurred and the benefits received by T. Rowe Price and its affiliates, including the profitability of T. Rowe Price from providing advisory services to the fund. In reviewing data concerning the profitability of T. Rowe Price, the Board examined, among other components, the cost allocation methodology utilized in the presentation. In addition, the Board considered other potential benefits to T. Rowe Price, such as the research services T. Rowe Price receives from brokers in return for allocating fund brokerage in a "soft dollar" arrangement.

   Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by
   T. Rowe Price to the fund and that the management fee rate was reasonable in relation to such services. The independent directors of the fund were assisted by independent legal counsel in their deliberations.

   All funds except Equity Index 500, Extended Equity Market Index, Total Equity Market Index, Institutional Large-Cap Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, and Institutional Small-Cap Stock Funds


   Management Fee

   The fund pays a fee ("Fee") which consists of two components: a Group Management Fee ("Group Fee") and an Individual Fund Fee ("Fund Fee"). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described next.

   The monthly Group Fee ("Monthly Group Fee") is the sum of the daily Group Fee accruals ("Daily Group Fee Accruals") for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds' group fee accrual as determined below ("Daily Price Funds' Group Fee

   Accrual") by the ratio of the Price Fund's net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds' Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds' Group Fee Accrual for that day as determined in accordance with the following schedule:

                                       0.480%  First $1 billion  0.360%  Next $2 billion   0.310%  Next $16 billion
                                       ------------------------------------------------------------------------------
                                       0.450%  Next $1 billion   0.350%  Next $2 billion   0.305%  Next $30 billion
                                       ------------------------------------------------------------------------------
                                       0.420%  Next $1 billion   0.340%  Next $5 billion   0.300%  Next $40 billion
                                       ------------------------------------------------------------------------------
                                       0.390%  Next $1 billion   0.330%  Next $10 billion  0.295%  Thereafter
                                       ------------------------------------------------------------------------------
                                       0.370%  Next $1 billion   0.320%  Next $10 billion




   For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the T. Rowe Price Spectrum Funds, and any institutional, index, or private label mutual funds). For the purpose of calculating the Daily Price Funds' Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with the fund's prospectus as of the close of business on the previous business day on which the fund was open for business.

   The monthly Fund Fee ("Monthly Fund Fee") is the sum of the daily Fund Fee accruals ("Daily Fund Fee Accruals") for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one
   (1) over the number of calendar days in the year by the individual Fund Fee Rate and multiplying this product by the net assets of the fund for that day, as determined in accordance with the fund's prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees  are listed in the following chart:




Balanced Fund                         0.15%
Blue Chip Growth Fund                 0.30%
Capital Appreciation Fund             0.30%
Capital Opportunity Fund              0.35%
Developing Technologies Fund          0.60%
Diversified Small-Cap Growth Fund     0.35%
Dividend Growth Fund                  0.20%
Equity Income Fund                    0.25%
Financial Services Fund               0.35%
Global Technology Fund                0.45%
Growth & Income Fund                  0.25%
Growth Stock Fund                     0.25%
Health Sciences Fund                  0.35%
Media & Telecommunications Fund       0.35%
Mid-Cap Growth Fund                   0.35%
Mid-Cap Value Fund                    0.35%
New America Growth Fund               0.35%
New Era Fund                          0.25%
New Horizons Fund                     0.35%
Real Estate Fund                      0.30%
Science & Technology Fund             0.35%
Small-Cap Stock Fund                  0.45%
Small-Cap Value Fund                  0.35%
Value Fund                            0.35%

   Equity Index 500 Fund
   The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.15% of the average daily net asset value of the fund.

   Extended Equity Market Index and Total Equity Market Index Funds
   The Management Agreement between each fund and T. Rowe Price provides that each fund pays T. Rowe

   Price an annual fee of 0.40%. The agreement also provides that T. Rowe Price will pay all expenses of each fund's operations, except interest, taxes, brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund's portfolio securities, directors' fees, and expenses (including counsel fees and expenses) and such non-recurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Board of Directors for the funds reserves the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by T. Rowe Price under the management agreement. The Board does not anticipate levying such charges; such a fee, if charged, may be retained by the fund or paid to T. Rowe Price.

   Institutional Large-Cap Growth Fund
   The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.55% of the average daily net asset value of the fund.

   Institutional Large-Cap Value Fund
   The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.55% of the average daily net asset value of the fund.

   Institutional Mid-Cap Equity Growth Fund
   The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.60% of the average daily net asset value of the fund.

   Institutional Small-Cap Stock Fund
   The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.65% of the average daily net asset value of the fund.


                     Expense Limitations and Reimbursements

   The following chart sets forth expense ratio limitations and the periods for which they are effective. For each, T. Rowe Price has agreed to bear any fund expenses (other than interest, taxes, brokerage, and other expenditures that are capitalized in accordance with generally accepted accounting principles and extraordinary expenses) which would cause the fund's ratio of expenses to average net assets to exceed the indicated percentage limitation. . (The expense limitation for the Advisor Class relates to operating expenses other than management fees and certain other portfolio level expenses such as fees for custody, outside directors, and auditors.) The expenses borne by T. Rowe Price are subject to reimbursement by the fund through the indicated reimbursement date, provided no reimbursement will be made if it would result in the fund's expense ratio exceeding its applicable limitation. .

                                                                                                Expense       Reimbursement
                                Fund                                     Limitation Period      -------       -------------
                                ----                                     -----------------       Ratio            Date
-----------------------------------------------------------------------------------------------  -----            ----
                                                                                               Limitation
                                                                                               ----------
                                                                                               -------------------------------
                                                                       January 1, 2002 -
Blue Chip Growth Fund-Advisor Class                                    December 31, 2003                   December 31, 2005
                                                                       August 31, 2000 -
Developing Technologies                                                December 31, 2002         1.50%     December 31, 2004
                                                                       May 1, 2002 - April
Diversified Small-Cap Growth(a)                                        30, 2004                            April 30, 2006
                                                                       January 1, 2002 -
Equity Income Fund-Advisor Class(b)                                    December 31, 2003                   December 31, 2005
                                                                       January 1, 2001 -
Equity Index 500(c)                                                    December 31, 2003                   December 31, 2005
                                                                       September 29, 2000 -
Global Technology                                                      December 31, 2002         1.50%     December 31, 2004
                                                                       January 1, 2002 -
Growth Stock Fund-Advisor Class                                        December 31, 2003                   December 31, 2005
Institutional Large-Cap Growth                                         October 31, 2001 -                  December 31, 2004
                                                                       December 31, 2002
------------------------------------------------------------------------------------------------------------------------------
                                                                       January 1, 2002 -
Institutional Large-Cap Value(d)                                       December 31, 2003                   December 31, 2005
                                                                       January 1, 2002 -
Institutional Small-Cap Stock(e)                                       December 31, 2003                   December 31, 2005
                                                                       January 1, 2002 -
Mid-Cap Growth Fund-Advisor Class(f)                                   December 31, 2003                   December 31, 2005
                                                                       January 1, 2002 -
Real Estate(g)                                                         December 31, 2003                   December 31, 2005
                                                                       January 1, 2002 -
Science & Technology Fund-Advisor Class(h)                             December 31, 2003                   December 31, 2005
                                                                       January 1, 2002 -
Small-Cap Stock Fund-Advisor Class(i)                                  December 31, 2003                   December 31, 2005
                                                                       January 1, 2002 -
Small-Cap Value Fund-Advisor Class(j)                                  December 31, 2003                   December 31, 2005
Value Fund-Advisor Class(k)                                            January 1, 2002 -                   December 31, 2005
                                                                       December 31, 2003
------------------------------------------------------------------------------------------------------------------------------

 (a) The Diversified Small-Cap Growth Fund previously operated under a 1.25% limitation that expired December 31, 2000. The reimbursement period for this limitation extends through December 31, 2002.

 (b) The Equity Income Fund-Advisor Class previously operated under a 1.00% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (c) The Equity Index 500 Fund previously operated under a 0.35% limitation that expired December 31, 2000. The reimbursement period for this limitation extends through December 31, 2002.

 (d) The Institutional Large-Cap Value Fund previously operated under a 0.65% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (e) The Institutional Small-Cap Stock Fund previously operated under a 0.75% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (f) The Mid-Cap Growth Fund-Advisor Class previously operated under a 1.10% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (g) The Real Estate Fund previously operated under a 1.00% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (h) The Science & Technology Fund-Advisor Class previously operated under a 1.15% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (i) The Small-Cap Stock Fund-Advisor Class previously operated under a 1.20% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (j) The Small-Cap Value Fund-Advisor Class previously operated under a 1.15% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (k) The Value Fund-Advisor Class previously operated under a 1.10% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.


   Each of the above-referenced fund's Management Agreement also provides that one or more additional expense limitation periods (of the same or different time periods) may be implemented after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the fund may reimburse T. Rowe Price, provided the reimbursement does not result in the fund's aggregate expenses exceeding the additional expense limitation.

   Pursuant to the Developing Technologies Fund's current expense limitation, $122,000 of management fees were not accrued by the fund for the period ended December 31, 2001. At December 31, 2001, unaccrued fees and other expenses in the amount of $199,000 remain subject to reimbursement by the fund through December 31, 2004.

   Pursuant to the Diversified Small-Cap Growth Fund's previous expense limitation, $114,000 of unaccrued fees remain subject to reimbursement by the fund through December 31, 2002.

   Pursuant to the Equity Index 500 Fund's previous expense limitation, $1,822,000 of management fees were not accrued by the fund for the year ended December 31, 2001. At December 31, 2001, unaccrued fees in the amount of $1,822,000 remain subject to reimbursement by the fund through December 31, 2003.

   Pursuant to the Global Technology Fund's current expense limitation, $185,000 of management fees were not accrued by the fund for the year ended December 31, 2001.

   Pursuant to the Institutional Large-Cap Growth Fund's current expense limitation, $2,000 of management fees were not accrued by the fund for the period ended December 31, 2001, and $15,000 of other fund expenses were borne by the manager. At December 31, 2001, unaccrued fees and other expenses in the amount of $17,000 remain subject to reimbursement by the fund through December 31, 2004.

   Pursuant to the Institutional Large-Cap Value Fund's current expense limitation, $13,000 of management fees were not accrued by the fund for the period ended December 31, 2001, and $89,000 of other fund expenses were borne by the manager. At December 31, 2001, unaccrued fees and other expenses in the amount of $179,000 remain subject to reimbursement by the fund through December 31, 2003.

   Pursuant to the Institutional Small-Cap Stock Fund's current expense limitation, $76,000 of previously unaccrued management fees were accrued as expenses of the fund for the period ended December 31, 2001.

   Pursuant to the Real Estate Fund's current expense limitation, $140,000 of management fees were not accrued by the fund for the year ended December 31, 2001. At December 31, 2001, unaccrued fees and other expenses in the amount of $284,000 remain subject to reimbursement by the fund through December 31, 2003.


                         Management Fee Compensation

   The following chart sets forth the total management fees, if any, paid to T. Rowe Price by each fund, during the last three fiscal years:

                           Fund                                 2001           2000            1999
                           ----                                 ----           ----            ----
Balanced                                                     $ 8,542,000    $ 9,675,000     $ 9,154,000
Blue Chip Growth*                                             41,035,000     45,037,000      34,536,000
Capital Appreciation                                           7,570,000      4,963,000       5,793,000
Capital Opportunity                                              559,000        686,000         763,000
Developing Technologies                                           62,000            (b)             (a)
Diversified Small-Cap Growth                                     480,000        679,000         292,000
Dividend Growth                                                3,676,000      4,010,000       6,522,000
Equity Income*                                                57,395,000     58,470,000      75,676,000
Equity Index 500                                               3,554,000      6,234,000       8,301,000
Extended Equity Market Index**                                   300,000        354,000         131,000
Financial Services                                             2,122,000      1,388,000       1,266,000
Global Technology                                                569,000        274,000             (a)
Growth & Income                                               14,691,000     18,013,000      20,605,000
Growth Stock*                                                 27,400,000     33,072,000      29,222,000
Health Sciences                                                5,675,000      4,403,000       2,038,000
Institutional Large-Cap Growth                                       (b)            (a)             (a)
Institutional Large-Cap Value                                        (b)            (b)             (a)
Institutional Mid-Cap Equity Growth                            1,704,000      1,896,000       1,238,000
Institutional Small-Cap Stock                                  1,624,000        432,000             (a)
Media & Telecommunications                                     4,885,000      7,174,000       3,144,000
Mid-Cap Growth*                                               42,179,000     39,493,000      27,412,000
Mid-Cap Value                                                  2,445,000      1,495,000       1,427,000
---------------------------------------------------------------------------------------------------------
New America Growth                                             8,612,000     11,988,000      13,511,000
New Era                                                        6,414,000      6,223,000       6,131,000
New Horizons                                                  36,074,000     45,642,000      33,020,000
Real Estate                                                      207,000        589,000             (b)
Science & Technology*                                         46,472,000     89,979,000      47,361,000
Small-Cap Stock*                                              20,306,000     15,623,000      10,276,000
Small-Cap Value*                                              11,370,000      8,294,000       9,213,000
Total Equity Market Index**                                      766,000        863,000         512,000
Value*                                                         8,231,000      5,644,000       5,699,000
---------------------------------------------------------------------------------------------------------

  (a) Prior to commencement of operations.

  (b) Due to the fund's expense limitation in effect at that time, no management fees were paid by the fund to T. Rowe Price.

  * The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

  ** All-inclusive fee including Investment Management Fees and
     Administrative Expenses.


   Blue Chip Growth, Equity Income, Growth & Income, Growth Stock, Mid-Cap Value, New Era, and New Horizons Funds

   T. Rowe Price Spectrum Fund, Inc.
   The funds listed above are a party to a Special Servicing Agreement ("Agreement") between and among T. Rowe Price Spectrum Fund, Inc. ("Spectrum Fund"), T. Rowe Price, and various other T. Rowe Price funds which, along with such fund, are funds in which Spectrum Fund invests (collectively all such funds "Underlying Price Funds").


   Each Agreement provides that, if the Board of Directors of any underlying Price fund determines that such underlying fund's share of the aggregate expenses of Spectrum Fund is less than the estimated savings to the underlying Price fund from the operation of Spectrum Fund, the underlying Price fund will bear those expenses in proportion to the average daily value of its shares owned by Spectrum Fund, provided further that no underlying Price fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying Price funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying Price funds generated by the operation of Spectrum Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by Spectrum Fund.

   All funds except Extended Equity Market Index and Total Equity Market Index Funds

   Management Related Services

   As noted above, the Management Agreement spells out the expenses to be paid by the fund. In addition to the Management Fee, the fund pays for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and director fees and expenses.

   T. Rowe Price Services, Inc., a wholly owned subsidiary of T. Rowe Price, acts as the fund's transfer and dividend disbursing agent and provides shareholder and administrative services. Services for certain types of retirement plans are provided by T. Rowe Price Retirement Plan Services, Inc., also a wholly owned subsidiary. The address for each is 100 East Pratt Street, Baltimore, MD 21202. Additionally, T. Rowe Price, under a separate agreement with the fund, provides accounting services to the fund.


   The funds paid the expenses shown in the following table for the fiscal year ended December 31, 2001, to T. Rowe Price and its affiliates.

                               Transfer Agent and    Retirement     Accounting
            Fund              Shareholder Services  Subaccounting    Services
            ----              --------------------    Services       --------
                                                      --------
                                   $  812,000                        $ 86,000
Balanced                                             $ 4,385,000
                                    6,167,000                          76,000
Blue Chip Growth                                      10,809,000
Blue Chip Growth
Fund-Advisor Class                      1,000                  0        3,000
                                      900,000                          64,000
Capital Appreciation                                   1,310,000
                                      218,000                          64,000
Capital Opportunity                                       32,000
                                                                       64,000
Developing Technologies                70,000            (*)
                                      250,000                          64,000
Diversified Small-Cap Growth                               1,000
                                      988,000                          64,000
Dividend Growth                                          532,000
                                    7,516,000                          99,000
Equity Income                                         11,264,000
Equity Income Fund-Advisor
Class                                   3,000                  0          (*)
                                    3,570,000                          65,000
Equity Index 500                                       3,500,000
                                      174,000                          65,000
Extended Equity Market Index                              58,000
                                      528,000                          64,000
Financial Services                                        59,000
                                      497,000                          84,000
Global Technology                                        (*)
                                    2,360,000                          84,000
Growth & Income                                        2,648,000
                                    3,087,000                         104,000
Growth Stock                                           4,560,000
                                    1,817,000                          64,000
Health Sciences                                          220,000
Institutional Large-Cap
Growth                                    (*)                  0       11,000
Institutional Large-Cap
Value                                   1,000                  0       64,000
Institutional Mid-Cap Equity
Growth                                  1,000                  0       64,000
Institutional Small-Cap
Stock                                   2,000                  0       64,000
                                    1,795,000                          64,000
Media & Telecommunications                               196,000
Mid-Cap Growth                      3,627,000          5,621,000       80,000

------------------------------
Mid-Cap Growth Fund-Advisor
Class                                   3,000                  0          (*)
                                      740,000                          64,000
Mid-Cap Value                                             58,000
                                    1,185,000                          64,000
New America Growth                                     1,950,000
                                      930,000                          64,000
New Era                                                  254,000
                                    3,634,000                          84,000
New Horizons                                           6,604,000
                                      139,000                          64,000
Real Estate                                                9,000
                                    9,908,000                          72,000
Science & Technology                                   5,137,000
Science & Technology
Fund-Advisor Class                      1,000                  0        7,000
                                    1,379,000                          98,000
Small-Cap Stock                                        2,239,000
Small-Cap Stock Fund-Advisor
Class                                   4,000                  0        1,000
                                    1,071,000                          79,000
Small-Cap Value                                        1,741,000
Small-Cap Value Fund-Advisor
Class                                   1,000                  0          (*)
                                      399,000                          64,000
Total Equity Market Index                                 12,000
                                    1,066,000                          79,000
Value                                                  1,365,000
Value Fund-Advisor Class                1,000                  0          (*)
-------------------------------------------------------------------------------

  (*) Less than $1,000.



 SERVICES BY OUTSIDE PARTIES
 -------------------------------------------------------------------------------
   The shares of some fund shareholders are held in omnibus accounts maintained by various third parties, including retirement plan sponsors, insurance companies, banks, and broker-dealers. The fund has adopted an administrative fee payment ("AFP") program that authorizes the fund to make payments to these third parties. The payments are made for transfer agent, recordkeeping, and other administrative services provided by, or on behalf of, the third parties with respect to such shareholders and the omnibus accounts. Under the

   AFP program, the funds paid the amounts set forth below to various third parties in calendar year 2001.


                                  $  146,413
Balanced Fund
                                     750,963
Blue Chip Growth Fund
Capital Appreciation Fund             52,598

---------------------------------------------
                                       1,207
Capital Opportunity Fund
                                       4,474
Dividend Growth Fund
                                     711,597
Equity Income Fund
                                     108,344
Equity Index 500 Fund
                                       9,513
Financial Services Fund
                                      71,544
Growth & Income Fund
                                      97,325
Growth Stock Fund
                                      30,863
Health Sciences Fund
                                         504
Media & Telecommunications Fund
                                   1,602,030
Mid-Cap Growth Fund
                                       8,268
Mid-Cap Value Fund
                                     115,482
New America Growth Fund
                                      38,459
New Era Fund
                                     914,498
New Horizons Fund
                                     525,912
Science & Technology Fund
                                     668,769
Small-Cap Stock Fund
                                     197,468
Small-Cap Value Fund
                                      50,018
Value Fund

   Each Advisor Class has adopted an Advisor Class administrative fee payment program ("Advisor Class AFP") under which various intermediaries, including intermediaries receiving 12b-1 payments, may receive payments from the Advisor Class in addition to 12b-1 fees for providing various recordkeeping and transfer agent type services to the Advisor classes and/or shareholders thereof. These services include, but are not limited to: transmission of net purchase and redemption orders; maintenance of separate records for shareholders reflecting purchases, redemptions, and share balances; mailing of shareholder confirmations and periodic statements; and telephone services in connection with the above. Under the Advisor Class AFP program, the funds paid the amounts set forth below to various third parties in calendar year 2001.


                                          $1,026,704
Blue Chip Growth Fund-Advisor Class
Equity Income Fund-Advisor Class             112,600

------------------------------------------------------
                                              15,391
Mid-Cap Growth Fund-Advisor Class
                                           2,153,287
Science & Technology Fund-Advisor Class
                                              60,806
Small-Cap Stock Fund-Advisor Class
                                              31,931
Small-Cap Value Fund-Advisor Class
                                              17,257
Value Fund-Advisor Class

   Control of Investment Advisor

   T. Rowe Price Group, Inc., ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.



 DISTRIBUTOR FOR THE FUNDS
 -------------------------------------------------------------------------------
   Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund's distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

   Investment Services is located at the same address as the fund and T. Rowe Price-100 East Pratt Street, Baltimore, Maryland 21202.

   Investment Services serves as distributor to the Price funds, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the funds (other than Extended Equity Market Index Fund and Total Equity Market Index Fund) will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders. For Extended Equity Market Index Fund and Total Equity Market Index Fund, these expenses are the responsibility of Investment Services.

   The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services' federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services' expenses are paid by T. Rowe Price.

   Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund.

   Blue Chip Growth, Equity Income, Growth Stock, Mid-Cap Growth, Science & Technology, Small-Cap Stock, Small-Cap Value, Value Advisor Classes


                   Distribution and Shareholder Services Plan


   The fund Directors adopted a Plan pursuant to Rule 12b-1 on February 9, 2000, with respect to each Advisor Class. Each Plan provides that the Advisor Class may compensate Investment Services or such other persons as the fund or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Advisor Class shares. It is expected that most, if not all, payments under the Plan will be made (either directly, or indirectly through Investment Services) to brokers, dealers, banks, insurance companies, and intermediaries other than Investment Services. Under the Plan, each Advisor Class pays a fee at the annual rate of up to 0.25% of that class's average daily net assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary. However, a lesser amount may be paid based on the level of services provided. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Advisor Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing the Advisor Class shares. The amount of fees paid by an Advisor Class during any year may be more or less than the cost of distribution and other services provided to the Advisor Class and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with these rules.

   The Plan requires that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Advisor Class and the purposes for which such expenditures were made, to the fund Directors for their review.

   Prior to approving the Plan, the fund considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit each fund, its Advisor Class, and the Advisor Class's shareholders. The fund Directors noted that to the extent the Plan allows a fund to sell Advisor Class shares in markets to which it would not otherwise have access, the Plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

   The Plan is renewable from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund Directors and (2) by a vote of the majority of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any Advisor Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Advisor Class and by the fund Directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The Plan is terminable with respect to an Advisor Class at any time by a vote of a majority of the Rule 12b-1 Directors or by a majority vote of the outstanding shares in the Advisor Class.

   The following payments for the period ended December 31, 2001 were made to third-party intermediaries, including broker-dealers and insurance companies, for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administration services under the 12b-1 Plan.


                                             $  729,000
Blue Chip Growth Fund-Advisor Class
                                                 81,000
Equity Income Fund-Advisor Class
                                                 14,000
Mid-Cap Growth Fund-Advisor Class
                                              1,319,000
Science & Technology Fund-Advisor Class
                                                 51,000
Small-Cap Stock Fund-Advisor Class
                                                 25,000
Small-Cap Value Fund-Advisor Class
                                                 12,000
Value Fund-Advisor Class

   All funds

 CUSTODIAN
 -------------------------------------------------------------------------------
   State Street Bank and Trust Company is the custodian for the fund's U.S. securities and cash, but it does not participate in the fund's investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110.


   The fund (other than Equity Index 500, Extended Equity Market Index, and Total Equity Market Index

   Funds) has entered into a Custodian Agreement with The Chase Manhattan Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of The Chase Manhattan Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for The Chase Manhattan Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.



 CODE OF ETHICS
 -------------------------------------------------------------------------------
   The fund, its investment adviser (T. Rowe Price), and its principal underwriter (T. Rowe Price Investment Services), have a written Code of Ethics which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in personal securities transactions. In addition, all Access Persons must report their personal securities transactions within 10 days of their execution. Access Persons will not be permitted to effect transactions in a security: if there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; ; a change has occurred in T. Rowe Price's rating of the security within seven calendar days prior to the date of the proposed transaction; ; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.



 PORTFOLIO TRANSACTIONS
 -------------------------------------------------------------------------------
   Investment or Brokerage Discretion
   Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business and the use of affiliates to assist in routing orders for execution.


                      How Brokers and Dealers Are Selected

   Equity Securities

   In purchasing and selling equity securities, it is T. Rowe Price's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers, and in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, the fund may pay higher brokerage commissions in return for brokerage and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among market-makers, T. Rowe Price generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold. In selecting broker-dealers to execute the fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

   Fixed-Income Securities
   Fixed-income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices. Securities may also be purchased from underwriters at prices which include underwriting fees.


   Equity and Fixed-Income Securities
   With respect to equity and fixed-income securities, T. Rowe Price may effect principal transactions on behalf of the fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price may receive research services in connection with brokerage transactions, including designations in fixed price offerings.


 How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions
                                      Paid


   On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the fund. In evaluating the reasonableness of commission rates,
   T. Rowe Price considers: (a) historical commission rates; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.


       Descriptions of Research Services Received From Brokers and Dealers


   T. Rowe Price receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts, and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to T. Rowe Price by or through broker-dealers. In addition, such services may include computers and related hardware.

   Research services received from brokers and dealers are supplemental to T. Rowe Price's own research effort and, when utilized, are subject to internal analysis before being incorporated by T. Rowe Price into its investment process. As a practical matter, it would not be possible for T. Rowe Price's Equity Research Division to generate all of the information presently provided by brokers and dealers. T. Rowe Price pays cash for certain research services received from external sources. T. Rowe Price also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced T. Rowe Price's normal research activities, the expenses of T. Rowe Price could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, T. Rowe Price may be relieved of expenses which it might otherwise bear.

   Subject to its policy on directed brokerage (see below), T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, T. Rowe Price may from time to time receive services and products which serve both research and non-research functions. In such event, T. Rowe

   Price makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.


                               Directed Brokerage

   In 2002, the T. Rowe Price Funds that invest in domestic equity securities adopted a commission recapture program. Under the program, a percentage of commissions generated by the portfolio transactions of those funds is rebated to the funds by the brokers and used to pay for certain fund operating expenses.


              Commissions to Brokers Who Furnish Research Services


   Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to T. Rowe Price. With regard to the payment of brokerage commissions, T. Rowe Price has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, research may not necessarily benefit all accounts paying commissions to such brokers. Accordingly, while
   T. Rowe Price cannot readily determine the extent to which commission rates charged by broker-dealers reflect the value of their research services, T. Rowe Price would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. T. Rowe Price may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed price offerings in which the fund participates. Research is used overall to benefit such accounts which purchase in the offering.


                         Internal Allocation Procedures

   T. Rowe Price has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Historically, the majority of brokerage placement has been determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, T. Rowe Price does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.


   Each year, T. Rowe Price assesses the contribution of the brokerage and research services provided by brokers or dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, various investment committees, and the Trading Department each seek to evaluate the brokerage and research services they receive from brokers or dealers and make judgments as to the level of business which would recognize such services. In addition, brokers or dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual business received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from T. Rowe Price because it has not been identified as providing research services.


                                  Miscellaneous

   T. Rowe Price's brokerage allocation policy is consistently applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which T. Rowe Price effects securities transactions may be used in servicing all accounts (including non-fund accounts) managed by T. Rowe Price. Conversely, research services received from brokers or dealers which execute transactions for the fund are not necessarily used by T. Rowe Price exclusively in connection with the management of the fund.

   From time to time, orders for clients may be placed through a computerized transaction network.

   The fund does not allocate business to any broker-dealer on the basis of its sales of the fund's shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.


   Some of T. Rowe Price's other clients have investment objectives and programs similar to those of the fund. T. Rowe Price may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price's policy not to favor one client over another in making recommendations or in placing orders.
   T. Rowe Price frequently follows the practice of grouping orders of various clients for execution, which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

   At the present time, T. Rowe Price does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings. T. Rowe Price does, however, attempt to negotiate elimination of all or a portion of the selling group concession or underwriting discount when purchasing tax-exempt municipal securities on behalf of its clients in underwritten offerings.


                            Trade Allocation Policies


   T. Rowe Price has developed written trade allocation guidelines for its Equity, Municipal, and Taxable Fixed Income Trading Desks. Generally, when the amount of securities available in a public offering or the secondary market is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on combined basis, the Trading Desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted, pro-rata basis. Examples of where adjustments may be made include: (i) reallocations to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) reallocations to eliminate deminimis positions; (iii) priority for accounts with specialized investment policies and objectives; and (iv) reallocations in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, and credit exposure).


                                      Other


   For the last three fiscal years, the total brokerage commissions paid by each fund, including the discounts received by securities dealers in connection with underwritings, and the percentage of these commissions paid to firms which provided research, statistical, or other services to T. Rowe Price in connection with the management of each fund, or, in some cases, to each fund, was as shown below.


                               2001                2000                1999
         Fund           Commissions    %    Commissions    %    Commissions     %
         ----           -----------    -    -----------    -    -----------     -
                                     10.9%               11.5%                10.6%
Balanced                $ 1,203,000         $   399,000         $   720,000
Blue Chip Growth          7,972,000  39.8     7,485,000  58.5     7,088,000   45.8
------------------------------------------------------------------------------------
Capital Appreciation      2,345,000  14.1     1,305,000  32.5     1,142,000   38.4
Capital Opportunity         101,000  31.5       121,000  24.5       298,000   28.9
Developing
Technologies                 72,000  10.9        42,000   3.1             *      *
Diversified Small-Cap
Growth                       55,000   2.4       105,000   1.3        75,000    1.5
Dividend Growth             640,000  66.5     1,070,000  72.0     1,420,000   57.5
Equity Income             7,344,000  26.2     8,687,000  47.3     9,653,000   45.3
Equity Index 500            193,000   0.8       331,000   0.8       378,000    0.0
Extended Equity Market
Index                        42,000   0.1        51,000   0.0        27,000    0.4
Financial Services          539,000  51.4       348,000  56.3       507,000   20.1
Global Technology           510,000  45.4       362,000  15.9             *      *
Growth & Income           4,538,000  49.5     6,522,000  57.4     2,428,000   35.8
Growth Stock              8,332,000  52.7    10,878,000  41.3     8,923,000   42.5
Health Sciences           2,732,000  60.4     2,560,000  30.3       593,000   33.1
Institutional
Large-Cap Growth              2,000   6.7             *     *             *      *
Institutional
Large-Cap Value               5,000  18.1         3,000  58.9             *      *
Institutional Mid-Cap
Equity Growth               565,000             547,000  25.1       654,000   34.7
Institutional
Small-Cap Stock             265,000  33.9       128,000  41.4             *      *
Media &
Telecommunications        3,993,000           3,517,000  36.5     2,041,000   12.9
Mid-Cap Growth           11,886,000  18.3     8,893,000  22.9    12,136,000   35.1
Mid-Cap Value             1,050,000  75.5       272,000  61.8       303,000   37.1
New America Growth        1,823,000  36.4     3,730,000  29.1     4,556,000   17.1
New Era                   1,411,000  40.4     2,352,000  32.5     2,122,000   52.3
New Horizons              7,929,000   7.1    13,876,000   3.8    12,816,000    4.2
Real Estate                 114,000  36.8        51,000  27.8        59,000   37.4
Science & Technology     15,035,000          13,388,000  39.5     9,172,000   33.9
Small-Cap Stock           2,865,000  38.0     2,214,000  38.4     2,851,000   26.6
Small-Cap Value           1,656,000  50.0       891,000  49.5       998,000   46.1
Total Equity Market
Index                        40,000   0.0        30,000   0.0        45,000    0.0
Value                     2,221,000  55.1     1,330,000  74.6     1,847,000   52.0
------------------------------------------------------------------------------------

 (*) Prior to commencement of operations.

   On December 31, 2001, the Balanced Fund held stock of American Express, Bank of America, Goldman Sachs Group, Morgan Stanley Dean Witter, J.P. Morgan Chase, Credit Suisse Group, and Deutsche Bank AG, with values of $5,632,000, $12,064,000, $2,319,000, $7,809,000, $7,456,000, $1,152,000, and $1,531,000,
   respectively. The fund also held bonds of American Express, Goldman Sachs Group, Morgan Stanley Dean Witter, and J.P. Morgan Chase, with values of $1,227,000, $4,133,000, $4,238,000, and $5,473,000, respectively. On December
   31, 2000, the fund held stock of Goldman Sachs Group, UBS, Chase Manhattan, and Morgan Stanley Dean Witter, with values of $2,674,000, $5,251,000, $9,320,000, and $11,063,000, respectively. The fund also held bonds of Goldman Sachs Group, Lehman Brothers, Morgan Stanley, and UBS, with values of $4,181,000, $1,535,000, $3,986,000, and $1,021,000, respectively. On December
   31, 1999, the fund held stock of Goldman Sachs and Morgan Stanley, with values of $2,355,000 and $9,964,000, respectively. The fund also held bonds of Morgan Stanley, Lehman Brothers, and Paine Webber, with values of $3,853,000, $5,278,000, and $3,650,000, respectively.

   On December 31, 2001, the Blue Chip Growth Fund held stock of Goldman Sachs Group, Merrill Lynch, and Morgan Stanley Dean Witter, with values of $30,144,000, $22,412,000, and $61,534,000, respectively. On

   December 31, 2000, the fund held stock of Charles Schwab, Goldman Sachs Group, and Morgan Stanley Dean Witter, with values of $14,188,000, $22,457,000, and $64,985,000, respectively. On December 31, 1999, the fund held stock of Goldman Sachs, Bank America, and Morgan Stanley, with values of $11,425,000, $23,588,000, and $57,957,000, respectively.

   On December 31, 2001, the Blue Chip Growth Portfolio held stock of Goldman Sachs Group, Merrill Lynch, and Morgan Stanley Dean Witter, with values of $28,000, $21,000, and $52,000, respectively.

   On December 31, 2001, the Capital Opportunity Fund held stock of J.P. Morgan Chase and Merrill Lynch, with values of $334,000 and $438,000, respectively. On December 31, 2000, the fund held stock of FleetBoston Financial, Goldman Sachs Group, and Morgan Stanley Dean Witter, with values of $447,000, $332,000, and $699,000, respectively. On December 31, 1999, the fund held stock of Bank of America and Morgan Stanley, with values of $703,000 and $879,000, respectively.

   On December 31, 2001, the Diversified Small-Cap Growth Fund held stock of Investment Technology Group with a value of $369,000. On December 31, 1999, the fund held stock of Investment Technology Group with a value of $144,000.

   On December 31, 2001, the Dividend Growth Fund held stock of Morgan Stanley Dean Witter with a value of $4,755,000. On December 31, 2000, the fund held stock of Chase Manhattan and Morgan Stanley Dean Witter, with values of $3,181,000 and $3,566,000, respectively.

   On December 31, 2001, the Equity Income Fund held stock of J.P. Morgan Chase with a value of $106,578,000. On December 31, 2000, the fund held stock of J.P. Morgan with a value of $142,330,000. On December 31, 1999, the fund held stock of J.P. Morgan with a value of $126,625,000.

   On December 31, 2001, the Equity Income Portfolio held stock of J.P. Morgan Chase with a value of $8,018,000. On December 31, 1999, the portfolio held stock of Goldman Sachs and Morgan Stanley, with values of $565,000 and $47,000, respectively.


   On December 31, 2001, the Equity Index 500 Fund held stock of J.P. Morgan Chase, Lehman Brothers, Merrill Lynch, and Morgan Stanley Dean Witter, with values of $23,468,000, $5,386,000, $14,208,000 and $20,230,000, respectively.
   On December 31, 2000, the fund held stock of Bank America, Chase Manhattan, Morgan Stanley Dean Witter, and J.P. Morgan, with values of $25,682,000, $20,472,000, $30,539,000, and $9,253,000, respectively. On December 31, 1999, the fund held stock of Lehman Brothers with a value of $4,130,000.

   On December 31, 2001, the Equity Index 500 Portfolio held stock of Bear Stearns, J.P. Morgan Chase, Lehman Brothers, Merrill Lynch, and Morgan Stanley Dean Witter, with values of $3,000, $33,000, $7,000, $20,000, and $29,000, respectively.

   On December 31, 2001, the Extended Equity Market Index Fund held stock of Goldman Sachs Group, Investment Technology Group, Jeffries Group, and Knight Trading Group, with values of $487,000, $53,000, $34,000, and $35,000, respectively. On December 31, 2000, the fund held stock of Goldman Sachs Group, Investment Technology Group, and Knight Trading Group, with values of $364,000, $38,000, and $46,000, respectively. On December 31, 1999, the fund held stock of Donaldson, Lufkin & Jenrette with a value of $68,000.

   On December 31, 2001, the Financial Services Fund held stock of Goldman Sachs Group, Legg Mason, Merrill Lynch, and Morgan Stanley Dean Witter, with values of $10,175,000, $2,849,000, $4,691,000, and $1,399,000, respectively. On
   December 31, 2000, the fund held stock of Goldman Sachs Group, Merrill Lynch, and Morgan Stanley Dean Witter, with values of $12,373,000, $1,023,000, and $10,699,000, respectively. On December 31, 1999, the fund held stock of Goldman Sachs with a value of $2,261,000.


   On December 31, 2001, the Growth & Income Fund held stock of FleetBoston Financial, Goldman Sachs Group, J.P. Morgan Chase, and Morgan Stanley Dean Witter, with values of $30,543,000, $13,449,000, $29,989,000, and
   $31,886,000, respectively. On December 31, 2000, the fund held stock of Bear Stearns, Bank of America, and Morgan Stanley Dean Witter, with values of $7,096,000, $12,845,000, and

   $33,285,000, respectively. On December 31, 1999, the fund held stock of Bear Stearns and Morgan Stanley Dean Witter, with values of $22,156,000 and $28,550,000, respectively.

   On December 31, 2001, the Growth Stock Fund held stock of Morgan Stanley Dean Witter and Merrill Lynch, with values of $31,606,000 and $38,048,000, respectively. On December 31, 2000, the fund held stock of Morgan Stanley Dean Witter with a value of $42,002,000. On December 31, 1999, the fund held stock of Mellon Bank with a value of $19,703,000.


   On December 31, 2001, the Total Equity Market Index Fund held stock of Goldman Sachs Group, Investment Technology Group, Jeffries Group, J.P. Morgan Chase, Knight Trading Group, Lehman Brothers, Merrill Lynch, and Morgan Stanley Dean Witter, with values of $269,000, $23,000, $13,000, $1,087,000,
   $23,000, $261,000, $667,000, and $923,000, respectively. On December 31,
   2000, the fund held stock of Morgan Stanley Dean Witter, Goldman Sachs Group, Bank of America, J.P. Morgan, Chase Manhattan, Knight Trading Group, and Investment Technology Group, with values of $1,252,000, $214,000, $1,043,000, $381,000, $822,000, $22,000, and $17,000, respectively. On December 31, 1999, the fund held stock of Goldman Sachs, Lehman Brothers, and Donaldson, Lufkin & Jenrette, with values of $151,000, $119,000, and $73,000, respectively.

   On December 31, 2001, the Institutional Large-Cap Value Fund held stock of Bank of America and Merrill Lynch, with values of $63,000 and $52,000, respectively.

   On December 31, 2001, the New America Growth Fund held stock of Goldman Sachs Group and Morgan Stanley Dean Witter, with values of $12,521,000 and $12,027,000, respectively. On December 31, 2000, the fund held stock of Goldman Sachs Group and Morgan Stanley Dean Witter, with values of $10,694,000 and $33,681,000, respectively.

   On December 31, 2001, the New America Growth Portfolio held stock of Goldman Sachs Group and Morgan Stanley Dean Witter, with values of $951,000 and $923,000, respectively. On December 31, 2000, the portfolio held stock of Goldman Sachs Group and Morgan Stanley Dean Witter, with values of $770,000 and $2,417,000, respectively.


   On December 31, 2001, the Personal Strategy Balanced Portfolio held stock of Credit Suisse Group, Goldman Sachs Group, Morgan Stanley Dean Witter, Deutsche Bank AG, and Merrill Lynch, with values of $123,000, $272,000, $363,000, $116,000, and $47,000, respectively. On December 31, 2000, the
   Personal Strategy Balanced Portfolio held stock of Goldman Sachs Group and Morgan Stanley Dean Witter, with values of $64,000 and $174,000, respectively. The fund held bonds in Goldman Sachs Group, Lehman Brothers, and Morgan Stanley Dean Witter, with values of $418,000, $258,000, and $211,000, respectively. On December 31, 1999, the fund held stock of Goldman Sachs and Morgan Stanley Dean Witter with values of $19,000 and $114,000, respectively. The fund also held bonds of Paine Webber, with a value of $730,000.

   On December 31, 2001, the Value Fund held stock of Merrill Lynch with a value of $13,030,000. On December 31, 2000, the fund held stock of Bank of America with a value of $8,028,000. On December 31, 1999, the fund held stock of Bank of America with a value of $7,528,000.


   The portfolio turnover rate for each fund for the last three fiscal years was as follows:

               Fund                     2001          2000           1999
               ----                     ----          ----           ----
Balanced                                 36.0%         16.5%          20.7%
Blue Chip Growth                         48.3          50.9           41.3
Capital Appreciation                     25.1          32.4           28.3
Capital Opportunity                      53.6          64.7          133.1
Developing Technologies(b)              107.5         232.6*           (a)
Diversified Small-Cap Growth             30.3          66.0           49.4
Dividend Growth                          34.9          35.7           37.8
Equity Income                            17.3          21.9           21.8
Equity Index 500                          4.0           9.1            5.2
Extended Equity Market Index             31.3          30.5           23.4
Financial Services                       54.8          32.5           37.1
Global Technology                       189.2         123.6*           (a)
Growth & Income(c)                       65.9          80.3           20.3
Growth Stock                             64.1          74.3           55.8
Health Sciences                          74.6         110.6           81.9
Institutional Large-Cap Growth           98.2*          (a)            (a)
Institutional Large-Cap Value           106.3          58.4*           (a)
Institutional Mid-Cap Equity Growth      48.6          67.5           55.4
Institutional Small-Cap Stock            26.9          15.8*           (a)
Media & Telecommunications(b)           241.1         197.5           57.6
Mid-Cap Growth                           43.0          53.6           53.3
Mid-Cap Value                            57.5          31.9           26.8
New America Growth(d)                    52.1          81.4           39.7
New Era                                  17.9          28.5           32.5
New Horizons                             27.4          47.2           44.7
Real Estate                              37.2          19.0           26.9
Science & Technology                    143.6         134.1          128.0
Small-Cap Stock                          16.5          32.8           42.3
Small-Cap Value                          16.8          14.4            7.3
Total Equity Market Index                 8.6           7.6            3.2
Value                                    42.2          55.9           67.8
-------------------------------------------------------------------------------

    *  Annualized.

    (a) Prior to commencement of operations.

    (b) The funds' high portfolio turnover was due to extreme volatility in the companies in which the funds invest.


    (c) The increase in the fund's portfolio turnover rate from 1999 to 2000 was the result of the fund's new portfolio manager emphasizing a greater balance between growth and value stocks and significant market volatility.

    (d) The increase in the fund's portfolio turnover rate from 1999 to 2000 was primarily the result of the fund's decision effective May 1, 2000, to adopt a broader investment focus and invest in companies believed to be in the fastest growing sectors of the economy. This involved selling some existing holdings and replacing them with other ones.


   All funds


 PRICING OF SECURITIES
 -------------------------------------------------------------------------------

   Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

   Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

   Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.


   Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank.

   Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.



 NET ASSET VALUE PER SHARE
 -------------------------------------------------------------------------------
   The purchase and redemption price of the fund's shares is equal to the fund's net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

   Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, , (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.



 DIVIDENDS AND DISTRIBUTIONS
 -------------------------------------------------------------------------------

   Unless you elect otherwise, the fund's capital gain distributions, final quarterly dividend (Balanced, Dividend Growth, Equity Income, Equity Index 500, Growth & Income, and Real Estate Funds), and annual dividend (other funds), if any, will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.



 TAX STATUS
 -------------------------------------------------------------------------------
   The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code.

   A portion of the dividends paid by the fund may be eligible for the dividends-received deduction applicable to corporate shareholders.
   . Long-term capital gain distributions paid from the fund are never eligible for the dividend received deduction. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains (as of its tax year-end) to avoid a federal income tax.


   At the time of your purchase, the fund's net asset value may reflect undistributed income , capital gains, or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividend or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

   If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; and (2) the fund's distributions to the extent made out of the fund's current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends) and the fund may qualify for the 70% deduction for dividends received by corporations.



                        Taxation of Foreign Shareholders


   The code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the fund are not subject to tax unless the foreign shareholder is engaged in a business in the U.S. and the gains are connected with that business, or the shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

   All funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds

   To the extent the fund invests in foreign securities, the following would apply:


                      Passive Foreign Investment Companies

   The fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies for U.S. tax purposes. Such foreign investment funds or trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such foreign investment funds or trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

   To avoid such tax and interest, the fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The fund will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.


                        Foreign Currency Gains and Losses

   Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the fund will be increased. If the result is a loss, the income dividend paid by the fund will be decreased, or to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the fund's taxable year.


   All funds


 INVESTMENT PERFORMANCE
 -------------------------------------------------------------------------------

                            Total Return Performance


   The fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the fund. Each average annual compound rate of return is derived from the cumulative performance of the fund over the time period specified. The annual compound rate of return for the fund over any period of time will vary from the average.


                  Cumulative Performance Percentage Change
                           Periods ended 12/31/01
           Fund              1 Yr.    5 Yrs.   10 Yrs.   % Since     Inception
           ----              -----    ------   -------   -------     ---------
                                                        Inception      Date
                                                        ---------      ----
                              -3.98%   49.12%  155.13%  42,677.36%   12/31/39
Balanced
                             -14.42    64.52               234.00    06/30/93
Blue Chip Growth                                --
Blue Chip Growth
Fund-Advisor Class           -14.42    --       --         -21.39    03/31/00
                              10.26    77.27   233.25      575.59    06/30/86
Capital Appreciation
                             -10.10    24.79               122.64    11/30/94
Capital Opportunity                             --
                             -30.58                        -49.94    08/31/00
Developing Technologies                --       --
Diversified Small-Cap
Growth                        -9.81    --       --          17.18    06/30/97
                              -3.64    55.04               212.36    12/30/92
Dividend Growth                                 --
                               1.64    67.96   269.46      804.16    10/31/85
Equity Income
Equity Income Fund-Advisor
Class                          1.51    --       --          18.38    03/31/00
                             -12.17    63.84   226.56      323.27    03/30/90
Equity Index 500
Extended Equity Market
Index                         -9.55    --       --          14.67    01/30/98
                              -3.13   112.57               141.05    09/30/96
Financial Services                              --
                             -36.07                        -52.50    09/29/00
Global Technology                      --       --
                              -2.17    50.28   221.57      868.53    12/21/82
Growth & Income
                              -9.79    78.17   250.92   30,189.56    04/11/50
Growth Stock
                              -5.97   125.80               186.21    12/29/95
Health Sciences                                 --
Institutional Large-Cap
Growth                        --       --       --          14.00    10/31/01
Institutional Large-Cap
Value                          4.44    --       --          20.71    03/31/00
Institutional Mid-Cap
Equity Growth                 -1.18    91.71    --         122.58    07/31/96
Institutional Small-Cap
Stock                          7.26    --       --          14.80    03/31/00
Media &
Telecommunications(a)         -6.93   132.90    --         227.89    10/13/93
                              -0.98    90.08               427.37    06/30/92
Mid-Cap Growth                                  --
Mid-Cap Growth Fund-Advisor
Class                         -1.10    --       --          -3.30    03/31/00
                              14.36    87.28               117.81    06/28/96
Mid-Cap Value                                   --
                             -11.89    26.90   162.56      651.36    09/30/85
New America Growth
                              -4.35    39.56   159.28    2,411.80    01/20/69
New Era
                              -2.84    47.38             9,816.24    06/03/60
New Horizons
                               8.87                         30.22    10/31/97
Real Estate                            --       --
                             -41.19    12.64   241.88      593.91    09/30/87
Science & Technology
Science & Technology
Fund-Advisor Class           -41.19    --       --         -65.34    03/31/00
                               6.81    77.43   288.04                06/01/56
Small-Cap Stock
Small-Cap Stock
Fund-Advisor Class             6.60    --       --          13.84    03/31/00
                              21.94    65.47   291.78      429.74    06/30/88
Small-Cap Value
Small-Cap Value
Fund-Advisor Class            21.84    --       --          41.04    03/31/00
                             -11.20                         20.90    01/30/98
Total Equity Market Index              --       --
                               1.60    77.29               228.50    09/30/94
Value                                           --
Value Fund-Advisor Class       1.45    --       --          16.78    03/31/00

-------------------------------------------------------------------------------

 (a) The five-year and inception figures are based partly on the fund's performance as a closed-end investment company traded on the New York Stock Exchange until July 28, 1997, when it was converted to an open-end mutual fund.


                   Average Annual Compound Rates of Return
                           Periods ended 12/31/01
            Fund              1 Yr.    5 Yrs.   10 Yrs.   % Since    Inception
            ----              -----    ------   -------   -------    ---------
                                                         Inception     Date
                                                         ---------     ----
                               -3.98%   8.32%    9.82%     10.27%    12/31/39
Balanced
                              -14.42   10.47               15.24     06/30/93
Blue Chip Growth                                --
Blue Chip Growth
Fund-Advisor Class            -14.42   --       --        -12.82     03/31/00
                               10.26   12.13    12.79      13.11     06/30/86
Capital Appreciation
                              -10.10    4.53               11.96     11/30/94
Capital Opportunity                             --
                              -30.58                      -40.49     08/31/00
Developing Technologies                --       --
                               -9.81                        3.58     06/30/97
Diversified Small-Cap Growth           --       --
                               -3.64    9.17               13.49     12/30/92
Dividend Growth                                 --
                                1.64   10.93    13.96      14.59     10/31/85
Equity Income
Equity Income Fund-Advisor
Class                           1.51   --       --         10.10     03/31/00
                              -12.17   10.38    12.56      13.06     03/30/90
Equity Index 500
                               -9.55                        3.55     01/30/98
Extended Equity Market Index           --       --
                               -3.13   16.28               18.24     09/30/96
Financial Services                              --
                              -36.07                      -44.77     09/29/00
Global Technology                      --       --
                               -2.17    8.49    12.39      12.67     12/21/82
Growth & Income
                               -9.79   12.25    13.38      11.68     04/11/50
Growth Stock
                               -5.97   17.69               19.14     12/29/95
Health Sciences                                 --
Institutional Large-Cap
Growth                         --      --       --        (a)        10/31/01
Institutional Large-Cap
Value                           4.44   --       --         11.33     03/31/00
Institutional Mid-Cap Equity
Growth                         -1.18   13.90    --         15.91     07/31/96
Institutional Small-Cap
Stock                           7.26   --       --          8.19     03/31/00
Media &
Telecommunications(b)          -6.93   18.42    --         15.55     10/13/93
                               -0.98   13.71               19.12     06/30/92
Mid-Cap Growth                                  --
Mid-Cap Growth Fund-Advisor
Class                          -1.10   --       --         -1.89     03/31/00
                               14.36   13.37               15.18     06/28/96
Mid-Cap Value                                   --
                              -11.89    4.88    10.13      13.21     09/30/85
New America Growth
                               -4.35    6.89    10.00      10.28     01/20/69
New Era
                               -2.84    8.07    13.75      11.69     06/03/60
New Horizons
                                8.87                        6.54     10/31/97
Real Estate                            --       --
                              -41.19    2.41    13.08      14.56     09/30/87
Science & Technology
Science & Technology
Fund-Advisor Class            -41.19   --       --        -45.34     03/31/00
                                6.81   12.15    14.52      14.14     06/01/56
Small-Cap Stock
Small-Cap Stock Fund-Advisor
Class                           6.60   --       --          7.67     03/31/00
                               21.94   10.60    14.63      13.14     06/30/88
Small-Cap Value
Small-Cap Value Fund-Advisor
Class                          21.84   --       --         21.66     03/31/00
                              -11.20                        4.96     01/30/98
Total Equity Market Index              --       --
                                1.60   12.13               17.82     09/30/94
Value                                           --
Value Fund-Advisor Class        1.45   --       --          9.25     03/31/00

-------------------------------------------------------------------------------

 (a) No figure is provided because the fund's performance is for a period of less than one year.

 (b) The five-year and inception figures are based partly on the fund's performance as a closed-end investment company traded on the New York Stock Exchange until July 28, 1997, when it was converted to an open-end mutual fund.


                         Outside Sources of Information


   From time to time, in reports and promotional literature: (1) the fund's total return performance, ranking, or any other measure of the fund's performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firms, ranking entities, or financial publications; (c) indices of securities comparable to those in which the fund invests; (2) the consumer price index (or any other measure for inflation), or government statistics, such as GNP, may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund's performance; (4) the effect of tax-deferred compounding on the fund's investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantaged product, may be illustrated by graphs, charts, etc.; (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund's historical performance or current or potential value with respect to the particular industry or sector; (6) the fund may disclose the performance of other funds or accounts managed by T. Rowe Price in a manner similar to the fund; and (7) the blended total returns or performance rankings of the funds may be disclosed.


                               Other Publications

   From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund's portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund's portfolio.


                           Other Features and Benefits

   The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.


                       No-Load Versus Load and 12b-1 Funds

   Many mutual funds charge sales fees to investors or use fund assets to finance distribution activities. These fees are in addition to the normal advisory fees and expenses charged by all mutual funds. There are several types of fees charged which vary in magnitude and which may often be used in combination. A sales charge (or "load") can be charged at the time the fund is purchased (front-end load) or at the time of redemption (back-end load). Front-end loads are charged on the total amount invested. Back-end loads are charged either on the amount originally invested or on the amount redeemed. 12b-1 plans allow for the payment of marketing and sales expenses from fund assets. These expenses are usually computed daily as a fixed percentage of assets.

   The T. Rowe Price funds, including the Advisor Classes, are considered to be "no-load" funds. They impose no front-end or back-end sales loads. However, the Advisor Classes do charge 12b-1 fees. Under applicable National Association of Securities Dealers Regulation, Inc. ("NASDR") regulations, mutual funds that have no front-end or deferred sales charges and whose total asset-based charges for sales-related expenses and/or service fees (as defined by NASDR) do not exceed 0.25% of average net assets per year may be referred to as no-load funds.


                               Redemptions in Kind

   The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.


   In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.


                     Issuance of Fund Shares for Securities

   Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.

   Balanced Fund

   On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the SEC requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

   Media & Telecommunications Fund

   On July 28, 1997, the fund converted its status from a closed-end fund to an open-end mutual fund. Prior to the conversion the fund was known as New Age Media Fund, Inc.

   Small-Cap Stock Fund

   Effective May 1, 1997, the fund's name was changed from the T. Rowe Price OTC Fund to the T. Rowe Price Small-Cap Stock Fund.

   Equity Index 500 Fund

   Effective January 30, 1998, the fund's name was changed from T. Rowe Price Equity Index Fund to the T. Rowe Price Equity Index 500 Fund.


   All funds except Capital Appreciation, Equity Income, and New America Growth Funds


 CAPITAL STOCK
 -------------------------------------------------------------------------------

   The fund's Charter authorizes the Board of Directors/Trustees to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors/Trustees may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.

   Except to the extent that the fund's Board of Directors/Trustees might provide by resolution that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Charter contains no provision entitling the holders of the present class of capital stock to a vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares, including the present class of capital stock, might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors/trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors/trustees unless and until such time as less than a majority of the directors/

   trustees holding office have been elected by shareholders, at which time the directors/trustees then in office will call a shareholders' meeting for the election of directors/trustees. Except as set forth above, the directors/

   trustees shall continue to hold office and may appoint successor directors/trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors/trustees can, if they choose to do so, elect all the directors/trustees of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director/trustee. As set forth in the By-Laws of the fund, a special meeting of shareholders of the fund shall be called by the Secretary of the fund on the written request of shareholders entitled to cast at least 10% of all the votes of the fund entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the fund the reasonably estimated costs of preparing and mailing the notice of the meeting. The fund, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the fund to the extent required by Section 16(c) of the 1940 Act.


   Capital Appreciation, Equity Income, and New America Growth Funds


 ORGANIZATION OF THE FUNDS
 -------------------------------------------------------------------------------

   For tax and business reasons, the funds were organized as Massachusetts Business Trusts, and are registered with the SEC under the 1940 Act as diversified, open-end investment companies, commonly known as "mutual funds."


   The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of a single class. The Declaration of Trust also provides that the Board of Trustees may issue additional series or classes of shares. Each share represents an equal proportionate beneficial interest in the fund. In the event of the liquidation of the fund, each share is entitled to a pro-rata share of the net assets of the fund.

   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Pursuant to
   Section 16(c) of the 1940 Act, holders of record of not less than two-thirds of the outstanding shares of the fund may remove a trustee by a vote cast in person or by proxy at a meeting called for that purpose. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of trustees can, if they choose to do so, elect all the trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a trustee. No amendments may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust.

   Shares have no preemptive or conversion rights; the right of redemption and the privilege of exchange are described in the prospectus. Shares are fully paid and nonassessable, except as set forth below. The Trust may be terminated (i) upon the sale of its assets to another diversified, open-end management investment company, if approved by the vote of the holders of two-thirds of the outstanding shares of the Trust, or (ii) upon liquidation and distribution of the assets of the Trust, if approved by the vote of the holders of a majority of the outstanding shares of the Trust. If not so terminated, the Trust will continue indefinitely.

   Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or a Trustee. The Declaration of Trust provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which T. Rowe

   Price believes is remote. Upon payment of any liability incurred by the fund, the shareholders of the fund paying such liability will be entitled to reimbursement from the general assets of the fund. The Trustees intend to conduct the operations of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such fund.


   All funds


 FEDERAL REGISTRATION OF SHARES
 -------------------------------------------------------------------------------
   The fund's shares are registered for sale under the 1933 Act. Registration of the fund's shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.



 LEGAL COUNSEL
 -------------------------------------------------------------------------------

   Shearman & Sterling, whose address is 599 Lexington Avenue, New York, New York 10022, is legal counsel to the fund.



 INDEPENDENT ACCOUNTANTS
 -------------------------------------------------------------------------------

   PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the funds.

   The financial statements of the funds listed below for the periods ended December 31, 2001, and the report of independent accountants are included in each fund's Annual Report for the periods ended December 31, 2001. A copy of each Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in each Annual Report for the periods ended December 31, 2001, are incorporated into this Statement of Additional Information by reference (references are to page numbers in the Reports):

                          ANNUAL REPORT REFERENCES:
                                 EQUITY       FINANCIAL  NEW AMERICA  NEW ERA
                                 INCOME       SERVICES   GROWTH       -------
                                 ------       --------   ------
Financial Highlights, December                    1           1
31, 2001                              8           0           0         10
Statement of Net Assets,
December 31, 2001                   10-17       11-13       11-16       11-15
Statement of Operations, year
ended
December 31, 2001                    18          14          17          16
Statement of Changes in Net
Assets, years ended December
31, 2001, and December 31, 2000     19-20        15          18          17
Notes to Financial Statements,
December 31, 2001                   21-25       16-19       19-22       18-22
Report of Independent
Accountants                          26          20          23          23





                                    DIVIDEND  GROWTH   BLUE CHIP  CAPITAL
                                    GROWTH    STOCK    GROWTH     OPPORTUNITY
                                    ------    -----    ------     -----------
Financial Highlights, December 31,
2001                                   9         9        11           8
Statement of Net Assets, December
31, 2001                             10-16     10-16     13-19        9-20
Statement of Operations, year
ended
December 31, 2001                      17       17        20           21
Statement of Changes in Net
Assets, years ended
December 31, 2001, and December
31, 2000                               18       18       21-22         22
Notes to Financial Statements,
December 31, 2001                    19-22     19-24     23-27        23-26
Report of Independent Accountants      23       25        28           27





                                              MID-CAP  REAL    INSTITUTIONAL
                                     VALUE    VALUE    ESTATE  MID-CAP EQUITY
                                     -----    -----    ------  GROWTH
                                                               ------
Financial Highlights, December 31,
2001                                    8        9       9           7
Statement of Net Assets, December
31, 2001                              10-16    10-16   10-12         8-10
Statement of Operations, year ended
December 31, 2001                      17       17       13           11
Statement of Changes in Net Assets,
years ended
December 31, 2001, and December 31,
2000                                  18-19     18       14           12
Notes to Financial Statements,
December 31, 2001                     20-24    19-22   15-18        13-14
Report of Independent Accountants      25       23       19           15

                                       EXTENDED      TOTAL EQUITY
                                       EQUITY        MARKET INDEX
                                       MARKET INDEX  ------------
                                       ------------
Financial Highlights, December 31,
2001                                        2             2
Portfolio of Investments,
December 31, 2001                          3-86           3-68
Statement of Assets and Liabilities,
December 31, 2001                           87            69
Statement of Operations, year ended
December 31, 2001                           88             70
Statement of Changes in Net Assets,
years ended December 31, 2001, and
December 31, 2000                           89             71
Notes to Financial Statements,
December 31, 2001                         90-93          72-75
Report of Independent Accountants           94             76





                                           DIVERSIFIED   GROWTH      HEALTH
                                           SMALL-CAP     & INCOME    SCIENCES
                                           GROWTH        --------    --------
                                           ------
Financial Highlights, December 31, 2001         9            9          9
Statement of Net Assets, December 31,
2001                                          10-23        10-15       10-15
Statement of Operations, year ended
December 31, 2001                               24           16          16
Statement of Changes in Net Assets, years
ended
December 31, 2001, and December 31, 2000        25           17          17
Notes to Financial Statements, December
31, 2001                                      26-29        18-22       18-22
Report of Independent Accountants               30           23          23





                                                    GLOBAL       DEVELOPING
                                                    TECHNOLOGY   TECHNOLOGIES
                                                    ----------   ------------
Financial Highlights, December 31, 2001                  8            8
Statement of Net Assets, December 31, 2001             9-13           9-13
Statement of Operations, December 31, 2001              14             14
Statement of Changes in Net Assets, periods ended
December 31, 2001, and December 31, 2000                15             15
Notes to Financial Statements, December 31, 2001       16-20         16-19
                                                         2
Report of Independent Accountants                        1            20

                                                  SCIENCE &     EQUITY
                                                  TECHNOLOGY    INDEX 500
                                                  ----------    ---------
Financial Highlights, December 31, 2001                8             1
Statement of Net Assets, December 31, 2001           10-14          2-20
                                                                     2
Statement of Operations, December 31, 2001             15            1
Statement of Changes in Net Assets, years ended                      2
December 31, 2001, and December 31, 2000             16-17           2
                                                                     2
Notes to Financial Statements, December 31, 2001     18-22          3-28
Report of Independent Accountants                      23            29





                                                 NEW       CAPITAL     MID-CAP
                                       BALANCED  HORIZONS  APPRECIATIONGROWTH
                                       --------  --------          ----------
Financial Highlights, December 31,                                        1
2001                                      10        11         8          2
Portfolio of Investments, December
31, 2001                                11-39     12-22       9-15       14-19
Statement of Assets and Liabilities,
December 31, 2001                         40        23         16          20
Statement of Operations, year ended
December 31, 2001                         41        24         17          21
Statement of Changes in Net Assets,
years ended
December 31, 2001, and December 31,
2000                                      42        25         18        22-23
Notes to Financial Statements,
December 31, 2001                       43-47     26-29      19-22       24-28
Report of Independent Accountants         48        30         23          29





                                                  SMALL-CAP  MEDIA &
                                                  STOCK      TELECOMMU-
                                                  -----      NICATIONS
                                                             ---------
Financial Highlights, December 31, 2001              10          7
Portfolio of Investments, December 31, 2001         12-22        8-10
Statement of Assets and Liabilities,
December 31, 2001                                    23           11
Statement of Operations, year ended
December 31, 2001                                    24           12
Statement of Changes in Net Assets, years ended
December 31, 2001, and December 31, 2000            25-26         13
Notes to Financial Statements, December 31, 2001    27-31       14-17
Report of Independent Accountants                    32           18

                                                  INSTITUTIONAL  SMALL-CAP
                                                  LARGE-CAP      VALUE
                                                  VALUE          -----
                                                  -----
Financial Highlights, December 31, 2001                 5             8
Portfolio of Investments, December 31, 2001            6-8           10-21
Statement of Assets and Liabilities, December
31,
2001                                                    9              22
Statement of Operations, year ended December 31,
2001                                                   10              23
Statement of Changes in Net Assets, years ended
December 31, 2001, and December 31, 2000               11            24-25
Notes to Financial Statements, December 31, 2001      12-13          26-30
Report of Independent Accountants                      14              31





                                          INSTITUTIONAL
                                          SMALL-CAP STOCK
                                          ---------------
Financial Highlights, December 31, 2001          6
Statement of Net Assets, December 31,
2001                                            7-11
Statement of Operations, December 31,
2001                                             12
Statement of Changes in Net Assets,
December 31, 2001                                13
Notes to Financial Statements, December
31, 2001                                        14-15
                                                 1
Report of Independent Accountants                6





                                          INSTITUTIONAL
                                          LARGE-CAP GROWTH
                                                    ------
Financial Highlights, December 31, 2001         4
Statement of Net Assets, December 31,
2001                                            5-6
Statement of Operations, for the period
ended December 31, 2001                          7
Statement of Changes in Net Assets, for
the period ended December 31, 2001               8
Notes to Financial Statements, December
31, 2001                                        9-10
                                                1
Report of Independent Accountants               1

                                 BLUE CHIP      EQUITY INCOME
                                 GROWTH         FUND-ADVISOR    VALUE FUND-
                                 FUND-ADVISOR   CLASS           ADVISOR CLASS
                                 CLASS          -----           -------------
                                 -----
Financial Highlights, December
31, 2001                              12              9               9
                                                      10
Statement of Net Assets,                              -1
December 31, 2001                    13-19            7              10-16
Statement of Operations, year                         1
ended December 31, 2001               20              8               17
Statement of Changes in Net
Assets, for the periods ended
December 31, 2001, and December                       1
31, 2000                             21-22           9-20            18-19
                                                      2
Notes to Financial Statements,                        1
December                                              -
31, 2001                             23-27            25             20-24
Report of Independent                  2                              2
Accountants                            8              26              5






                                                 MID-CAP        SMALL-CAP STOCK
                                                 GROWTH FUND-   FUND-
                                                 ADVISOR CLASS  ADVISOR CLASS
                                                 -------------  -------------
                                                       1
Financial Highlights, December 31, 2001                3             11
                                                       1
                                                       4
                                                      -1
Portfolio of Investments, December 31, 2001            9             12-22
Statement of Assets and Liabilities, December
31, 2001                                              20              23
Statement of Operations, year ended December           2
31, 2001                                               1              24
Statement of Changes in Net Assets, for the
periods ended December 31, 2001, and December         22
31, 2000                                              -23            25-26
                                                       2
                                                       4
Notes to Financial Statements, December 31,           -2
2001                                                   8             27-31
                                                       2
Report of Independent Accountants                      9              32





                                                            SMALL-CAP VALUE
                                                            FUND-ADVISOR CLASS
                                                                         -----
Financial Highlights, December 31, 2001                            9
Portfolio of Investments, December 31, 2001                       10-21
Statement of Assets and Liabilities, December 31, 2001              22
Statement of Operations, year ended December 31, 2001               23
Statement of Changes in Net Assets, for the periods ended
December 31, 2001, and December 31, 2000                          24-25
Notes to Financial Statements, December 31, 2001                  26-30
Report of Independent Accountants                                   31

                                                            SCIENCE &
                                                            TECHNOLOGY
                                                            FUND-ADVISOR
                                                            CLASS
                                                            -----
Financial Highlights, December 31, 2001                           9
Statement of Net Assets, December 31, 2001                       10-14
Statement of Operations, year ended December 31, 2001             15
Statement of Changes in Net Assets, for the periods ended
December 31, 2001, and December 31, 2000                         16-17
Notes to Financial Statements, December 31, 2001                 18-22
Report of Independent Accountants                                 23






 RATINGS OF CORPORATE DEBT SECURITIES
 -------------------------------------------------------------------------------

                         Moody's Investors Service, Inc.

   Aaa-Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."


   Aa-Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds.

   A-Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

   Baa-Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba-Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B-Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa-Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to repayment of principal or payment of interest.

   Ca-Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C-Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.


                          Standard & Poor's Corporation

   AAA-This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

   A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB, B, CCC, CC, C-Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   D-In default.


                                Fitch IBCA, Inc.

   AAA-High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of a "AAA" bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence their rating.

   AA-Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of "AAA" class but a bond so rated may be junior though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

   A-Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB-Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   BB, B, CCC, CC, and C-Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

PAGE 2
                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Articles of Incorporation of Registrant, dated December 19, 1989 (electronically filed with Amendment No. 9 dated April 22, 1997)

(a)(2) Amended Articles of Incorporation of Registrant, dated February 20, 1990 (electronically filed with Amendment No. 8 dated February 28,
         1994)

(a)(3) Articles of Amendment dated May 1, 1991 (electronically filed with Amendment No. 9 dated April 22, 1997)

(a)(4) Articles of Amendment dated January 30, 1998 (electronically filed with Amendment No. 14 dated February 22, 1999)


(a)(5) Articles Supplementary, for T. Rowe Price Extended Equity Market Index Fund and T. Rowe Price Total Equity Market Index Fund dated December 3, 1997 (electronically filed with Amendment No. 14 dated February 22,
         1999)

(b) By-Laws of Registrant, amended to July 21, 1999 (electronically filed with Amendment No. 15 dated April 24, 2000)

(c)      Inapplicable


(d)(1) Investment Management Agreement between the Registrant on behalf of Registrant and T. Rowe Price Associates, Inc., dated May 1, 1991 (electronically filed with Amendment No. 8 dated February 28, 1994)


(d)(2) Investment Management Agreement between the Registrant on behalf of T. Rowe Price Extended Equity Market Index Fund and T. Rowe Price Associates, Inc., dated January 21, 1998 (electronically filed with Amendment No. 14 dated February 22, 1999)


(d)(3) Investment Management Agreement between the Registrant on behalf of T. Rowe Price Total Equity Market Index Fund and T. Rowe Price Associates, Inc., dated January 21, 1998 (electronically filed with Amendment No. 14 dated February 22, 1999)


(e)(1) Underwriting Agreement between the Registrant on behalf of T. Rowe Price Equity Index 500 Fund and T. Rowe Price Investment Services, Inc., dated March 6, 2002

(e)(2) Underwriting Agreement between the Registrant on behalf of T. Rowe Price Extended Equity Index Fund and T. Rowe Price Investment Services, Inc., dated March 6, 2002

(e)(3) Underwriting Agreement between the Registrant on behalf of T. Rowe Price Total Equity Market Index Fund and T. Rowe Price Investment Services, Inc., dated March 6, 2002


(f)      Inapplicable

(g)      Custody Agreements

(g)(1) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         October 25, 2000, February 7, 2001, June 7, 2001, and July 24, 2001

(h)      Other Agreements


(h)(1) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2002


(h)(2) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2002


(h)(3) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 2002

(i)      Inapplicable

(j)      Other Opinions

(j)(1)   Consent of Independent Accountants

(j)(2)   Opinion of Counsel

(j)(3)   Power of Attorney


(k)      Inapplicable

(l)      Inapplicable

(m)      Inapplicable

(n)      Inapplicable

(p)      Code of Ethics, dated April 1, 2002

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None

ITEM 25. INDEMNIFICATION

         The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company and ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in
Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

GENERAL. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; PROVIDED, HOWEVER, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

         Section 10.01.
INDEMNIFICATION AND PAYMENT OF EXPENSES IN ADVANCE: The Corporation shall
--------------- --- ------- -- -------- -- -------
indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with

PAGE 5
any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

         Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

         Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

         (a)
there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

         (b)
in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

             (i)
the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

         (a)  the Indemnitee provides a security for his undertaking; or

         (b)
the Corporation shall be insured against losses arising by reason of any lawful advances; or

         (c)
there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

             (i)
a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         SECTION 10.02. INSURANCE OF OFFICERS, DIRECTORS, EMPLOYEES, AND AGENTS. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

         T. Rowe Price Group, Inc., ("GROUP") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

         T. Rowe Price Associates, Inc. ("PRICE ASSOCIATES"), a Maryland corporation, serves as investment adviser to individual and institutional investors, including investment companies. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.

         T. Rowe Price Savings Bank ("SAVINGS BANK"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., commenced operations in 2000. The Savings Bank is a federally chartered savings bank, and provides federally insured bank products to a national customer base.

         T. Rowe Price International, Inc. (formerly Rowe Price-Fleming International, Inc.), a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Finance, Inc. T. Rowe Price International, Inc. ("T. ROWE PRICE INTERNATIONAL") was incorporated in Maryland in 2000 and provides investment counsel service with respect to foreign securities for institutional investors in the United States and elsewhere. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

         T. Rowe Price Global Investment Services Limited ("GLOBAL INVESTMENT SERVICES") is an English Corporation, organized in 2000, and a wholly owned subsidiary of T. Rowe Price Group, Inc. Global Investment Services is also regulated by the English Financial Services Authority and provides investment management, sales, and client servicing to non-U.S. institutional and retail investors.

         T. Rowe Price Global Asset Management Limited ("GLOBAL ASSET MANAGEMENT"), an English corporation, is an SEC registered investment adviser under the Investment Advisers Act of 1940. Global Asset Management provides investment management services to Japanese investment trusts and other accounts for institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management or other advisory agreements. Global Asset Management is a wholly-owned subsidiary of T. Rowe Price Group, Inc.

         T. Rowe Price Investment Services, Inc. ("INVESTMENT SERVICES"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which T. Rowe Price Associates, Inc. sponsors and serves as investment adviser (the "PRICE

PAGE 8
FUNDS"). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

         TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and T. Rowe Price Retirement Plan Services.

         T. Rowe Price Associates Foundation, Inc. (the "FOUNDATION"), was incorporated in 1981 (and is not a subsidiary of T. Rowe Price Associates, Inc.). The Foundation's overall objective is to improve the quality of life in the community at large by making charitable contributions to nonprofit organizations benefiting education, arts and culture, civic and community, and human services interests. In addition to grant making, the Foundation also has a very generous matching gift program whereby contributions its employees make to qualifying organizations of their choice are matched according to established guidelines.

         T. Rowe Price Services, Inc. ("PRICE SERVICES"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

         T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

         T. Rowe Price Trust Company ("TRUST COMPANY"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Maryland-chartered limited-service trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and non-qualified employee benefit plans, individual retirement accounts, and common trust funds.

PAGE 9
         T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of T. Rowe Price Associates, Inc., it owns the technology rights, hardware, and software of T. Rowe Price Associates, Inc. and affiliated companies and provides technology services to them.

         TRPH Corporation, a wholly owned subsidiary of T. Rowe Price Associates, Inc., was organized in 1997 to acquire an interest in a UK-based corporate finance advisory firm.

         T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership.

         T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by T. Rowe Price Associates, Inc. and invests in private financings of small companies with high growth potential; Threshold Fund Associates, Inc. is the General Partner of the partnership.

         T. Rowe Price Stable Asset Management, Inc. ("STABLE ASSET MANAGEMENT"), was incorporated in Maryland in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. Stable Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts issued by insurance companies and banks, as well as fixed income securities.

         T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. organized in 1988 for the purpose of serving as General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.

         T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with T. Rowe Price Associates, Inc. and T. Rowe Price Trust Company as its members) organized in 1996 to serve as General Partner of
T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.

         T. Rowe Price (Canada), Inc. ("TRP CANADA") is a Maryland corporation organized in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 as

PAGE 10
well as with the Ontario Securities Commission to provide advisory services to individual and institutional clients residing in Canada.

         T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of
T. Rowe Price Group, Inc., organized in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

         Since 1983, T. Rowe Price Associates, Inc. has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

         TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. It entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses
T. Rowe Price Associates' transfer agent, plan administrative services, retirement plan services, and operations support functions.

         TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.

         TRP Suburban Third, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1999 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

         TRP Finance, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

         T. Rowe Price Strategic Partners Fund II, L.P. is a Delaware limited partnership organized in 1992, for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of T. Rowe Price Strategic Partners Fund II, L.P. is T. Rowe Price Strategic Partners II, L.P., a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc.

         T. Rowe Price Advisory Services, Inc., ("ADVISORY SERVICES"), a wholly owned subsidiary of T. Rowe Price Group, Inc. was incorporated in Maryland in 2000 Advisory Services is

PAGE 11
registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

         Listed below are the directors, executive officers and managing directors of T. Rowe Price Group, Inc. who have other substantial businesses, professions, vocations, or employment aside from their association with T. Rowe Price Associates, Inc.:

                     DIRECTORS OF T. ROWE PRICE GROUP, INC.

D. WILLIAM J. GARRETT, Director of T. Rowe Price Group, Inc. Mr. Garrett was the Group Chief Executive of Robert Fleming Holdings Limited from 1997 until 2000 when the company was acquired by the Chase Manhattan Corporation. He also served as a director of Rowe Price-Fleming International, Inc. (now T. Rowe Price International) from 1981 until 2000. Mr. Garrett's address is 13 Stanley Crescent, London W11 2NA, England.

JAMES H. GILLIAM, JR., Director of T. Rowe Price Group, Inc. Mr. Gilliam is an attorney, private investor and consultant; counsel to Knickerbocker LLC, a private investment company; and director or trustee at several institutions. Mr. Gilliam's address is: Brandywine Plaza, 105 Foulk Road, Suite 101, Wilmington, Delaware 19803.

DONALD B. HEBB, JR., Director of T. Rowe Price Group, Inc. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb's address is One South Street, 25th Floor, Baltimore, Maryland 21202.

RICHARD L. MENSCHEL, Director of T. Rowe Price Group, Inc. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is: 85 Broad Street, 2nd Floor, New York, New York 10004.

ANNE MARIE WHITTEMORE, Director of T. Rowe Price Group, Inc. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc.; Fort James Corporation; and Albemarle Corporation. Mrs. Whittemore's address is: One James Center, Richmond, Virginia 23219.

All of the following directors of T. Rowe Price Group, Inc. are employees of T. Rowe Price Associates, Inc.

EDWARD C. BERNARD, Director and Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Insurance Agency, Inc. and T. Rowe Price Investment Services, Inc.; Director of
T. Rowe Price Services, Inc.; Vice President of TRP Distribution, Inc.; Chairman of the Board and Director of T. Rowe Price Savings Bank.

HENRY H. HOPKINS, Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.; Director of T. Rowe Price Insurance Agency, Inc.; Vice President and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Vice President of T. Rowe Price International, T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.

JAMES A.C. KENNEDY, Director and Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; President and Director of T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.

JOHN H. LAPORTE, JR., Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.

WILLIAM T. REYNOLDS, Director and Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Chairman of the Board and Director of
T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.; Director of T. Rowe Price Global Asset Management Limited.

JAMES S. RIEPE, Vice-Chairman of the Board, Director, and Managing Director of
T. Rowe Price Group, Inc.; Director and Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board, Director, President, and Trust Officer of T. Rowe Price Trust Company; Chairman of the Board and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and
T. Rowe Price Services, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, T. Rowe Price Insurance Agency, Inc., and TRPH Corporation; Director and President of TRP Distribution, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.; and Director and Vice President of T. Rowe Price Stable Asset Management, Inc.

GEORGE A. ROCHE, Chairman of the Board, President, Director, and Managing Director of T. Rowe Price Group, Inc.; President, Director and Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of TRP Finance, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc.,

PAGE 13
and Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.

BRIAN C. ROGERS, Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.

M. DAVID TESTA, Vice Chairman of the Board, Chief Investment Officer, Director, and Managing Director of T. Rowe Price Group, Inc.; Director, Chief Investment Officer, and Managing Director of T. Rowe Price Associates, Inc.; Director, T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director of T. Rowe Price Global Asset Management Limited; President and Director of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company; and Director of TRPH Corporation.

MARTIN G. WADE, Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Director, T. Rowe Price Global Asset Management Limited.

                         ADDITIONAL EXECUTIVE OFFICERS

CRISTINA WASIAK, Managing Director and Chief Financial Officer of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.

  ADDITIONAL MANAGING DIRECTORS OF T. ROWE PRICE GROUP, INC. AND T. ROWE PRICE
                                ASSOCIATES, INC.

CHRISTOPHER ALDERSON, Managing Director of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International, Inc.

PRESTON G. ATHEY, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company; Vice President of T. Rowe Price Trust Company.

BRIAN W.H. BERGHUIS, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.

STEPHEN W. BOESEL, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.

PAGE 14
JOHN H. CAMMACK, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Trust Company.

JOHN R. FORD, Managing Director of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director and Chief Investment Officer of T. Rowe Price International, Inc.

MICHAEL A. GOFF, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and the President of T. Rowe Price Investment Technologies, Inc.

IAN D. KELSON, Managing Director of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International, Inc.

GREGORY A. McCRICKARD, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.

MARY J. MILLER, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.

NANCY M. MORRIS, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Stable Asset Management, Inc.; Director and Vice President of T. Rowe Price Trust Company; Director of T. Rowe Price Global Asset Management Limited.

GEORGE A. MURNAGHAN, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Trust Company; Vice President of T. Rowe Price International, Inc.

EDMUND M. NOTZON III, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company.

WAYNE D. O'MELIA, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc.; Director and President of T. Rowe Price Services, Inc.; Vice President of T. Rowe Price Trust Company.

LARRY J. PUGLIA, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price (Canada), Inc.

PAGE 15
JOHN R. ROCKWELL, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and Senior Vice President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc. and T. Rowe Price Trust Company; Vice President of
T. Rowe Price Investment Services, Inc.

R. TODD RUPPERT, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; President and Director of TRPH Corporation; Vice President of T. Rowe Price Retirement Plan Services, Inc. and T. Rowe Price Trust Company.

ROBERT W. SMITH, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International, Inc.

WILLIAM J. STROMBERG, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.

MARK J. VASELKIV, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Recovery Fund Associates, Inc. and T. Rowe Price Recovery Fund II Associates, L.L.C.

CHARLES E. VIETH, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.; Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Trust Company, and TRP Distribution, Inc.

DAVID J.L. WARREN, Managing Director of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director, Chief Executive Officer, and President of T. Rowe Price International, Inc.; Director of T. Rowe Price Global Asset Management Limited.

RICHARD T. WHITNEY, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International, Inc. and
T. Rowe Price Trust Company.

         Certain directors and officers of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

         See also "Management of the Funds," in Registrant's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe Price Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc.,
         T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc.,
         T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., and T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., and T. Rowe Price International Index Fund, Inc.

         Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934

PAGE 17
         and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.


NAME                                                               POSITIONS AND                   POSITIONS AND
                                                                   OFFICES WITH                    OFFICES WITH
                                                                   UNDERWRITER                     REGISTRANT
James S. Riepe                                                     Chairman of the Board           Director and
                                                                   and Director                    Vice President
Edward C. Bernard                                                  President and Director          None
Henry H. Hopkins                                                   Vice President and Director     Vice President
Wayne D. O'Melia                                                   Vice President and Director     None
Charles E. Vieth                                                   Vice President and Director     None
Janet G. Albright                                                  Vice President                  None
Patricia M. Archer                                                 Vice President                  None
Steven J. Banks                                                    Vice President                  None
Richard S. Behrman                                                 Vice President                  None
John T. Bielski                                                    Vice President                  None
Robert Birch                                                       Vice President                  None
John H. Boyd                                                       Vice President                  None
Darrell N. Braman                                                  Vice President                  None
Ronae M. Brock                                                     Vice President                  None
Brace Brooks                                                       Vice President                  None
Edwin J. Brooks III                                                Vice President                  None
Barbara J. Burdett                                                 Vice President                  None
Meredith C. Callanan                                               Vice President                  None
John H. Cammack                                                    Vice President                  None
Ann R. Campbell                                                    Vice President                  None
Christopher W. Carlson                                             Vice President                  None
Christine M. Carolan                                               Vice President                  None
Joseph A. Carrier                                                  Vice President                  None
Laura H. Chasney                                                   Vice President                  None
Renee M. Christoff                                                 Vice President                  None
Jerome A. Clark                                                    Vice President                  None
Todd M. Cleary                                                     Vice President                  None
Joseph A. Crumbling                                                Vice President                  None
Christine S. Fahlund                                               Vice President                  None
Forrest R. Foss                                                    Vice President                  None
Thomas A. Gannon                                                   Vice President                  None
John R. Gilner                                                     Vice President                  None
David R. Giroux                                                    Vice President                  None
John Halaby                                                        Vice President                  None
Douglas E. Harrison                                                Vice President                  None
David J. Healy                                                     Vice President                  None
Joanne M. Healy                                                    Vice President                  None
Joseph P. Healy                                                    Vice President                  None
Walter J. Helmlinger                                               Vice President                  None
Salvador G. LaBella                                                Vice President                  None
Steven A. Larson                                                   Vice President                  None
Cynthia W. LaRue                                                   Vice President                  None
Christopher R. Leonard                                             Vice President                  None
Gayle A. Lomax                                                     Vice President                  None
Anh Lu                                                             Vice President                  None
Sarah McCafferty                                                   Vice President                  None
Mark J. Mitchell                                                   Vice President                  None
Nancy M. Morris                                                    Vice President                  None
Ram C. Mouli                                                       Vice President                  None
George A. Murnaghan                                                Vice President                  None
Timothy D. Noel                                                    Vice President                  None
Steven E. Norwitz                                                  Vice President                  None
Edmund M. Notzon III                                               Vice President                  None
Barbara A. O'Connor                                                Vice President                  None
David Oestreicher                                                  Vice President                  None
Regina M. Pizzonia                                                 Vice President                  None
Pamela D. Preston                                                  Vice President                  None
Suzanne J. Ricklin                                                 Vice President                  None
George D. Riedel                                                   Vice President                  None
James Robertson, Jr.                                               Vice President                  None
Theodore E. Robson                                                 Vice President                  None
John R. Rockwell                                                   Vice President                  None
Christopher J. Rohan                                               Vice President                  None
Kenneth J. Rutherford                                              Vice President                  None
Alexander Savich                                                   Vice President                  None
Kristin E. Seeberger                                               Vice President                  None
John W. Seufert                                                    Vice President                  None
Donna B. Singer                                                    Vice President                  None
Carole H. Smith                                                    Vice President                  None
William W. Strickland, Jr.                                         Vice President                  None
Walter P. Stuart III                                               Vice President                  None
Scott Such                                                         Vice President                  None
Jerome Tuccille                                                    Vice President                  None
Walter Wdowiak                                                     Vice President                  None
Jane F. White                                                      Vice President                  None
Candler R. Young                                                   Vice President                  None
Barbara A. O'Connor                                                Treasurer and Controller        None
Kimberly B. Andersen                                               Assistant Vice President        None
Richard J. Barna                                                   Assistant Vice President        None
Catherine L. Berkenkemper                                          Assistant Vice President        None
Patricia Cannon                                                    Assistant Vice President        None
Jodi Ann Casson                                                    Assistant Vice President        None
Jon Derek Dry                                                      Assistant Vice President        None
Cheryl L. Emory                                                    Assistant Vice President        None
John A. Galateria                                                  Assistant Vice President        None
Karen Glooch                                                       Assistant Vice President        None
Jason L. Gounaris                                                  Assistant Vice President        None
David A.J. Groves                                                  Assistant Vice President        None
Kristen L. Heerema                                                 Assistant Vice President        None
David A. Hueser                                                    Assistant Vice President        None
Suzanne M. Knoll                                                   Assistant Vice President        None
Patricia B. Lippert                                                Assistant Vice President        Secretary
Gayatri Malik                                                      Assistant Vice President        None
C. Lillian Matthews                                                Assistant Vice President        None
Janice D. McCrory                                                  Assistant Vice President        None
John T. McGuigan                                                   Assistant Vice President        None
Daniel M. Middelton                                                Assistant Vice President        None
Laurie K. Mitchell                                                 Assistant Vice President        None
Clark P. Neel                                                      Assistant Vice President        None
Danielle Nicholson Smith                                           Assistant Vice President        None
JeanneMarie B. Patella                                             Assistant Vice President        None
Kylelane Purcell                                                   Assistant Vice President        None
Jean E. Ramos-Izquierdo                                            Assistant Vice President        None
Jennifer L. Richardson                                             Assistant Vice President        None
Kristin M. Rodriguez                                               Assistant Vice President        None
Ramon D. Rodriguez                                                 Assistant Vice President        None
Deborah Seidel                                                     Assistant Vice President        None
Kevin C. Shea                                                      Assistant Vice President        None
John A. Stranovsky                                                 Assistant Vice President        None
Nancy R. Tabor                                                     Assistant Vice President        None
Judith B. Ward                                                     Assistant Vice President        None
William R. Weker, Jr.                                              Assistant Vice President        None
Natalie F. Widdowson                                               Assistant Vice President        None
Mary G. Williams                                                   Assistant Vice President        None
Timothy R. Yee                                                     Assistant Vice President        None
Theodore J. Zamerski III                                           Assistant Vice President and    None
                                                                   Assistant Controller
Barbara A. Van Horn                                                Secretary                       None

PAGE 19
(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

ITEM 29. MANAGEMENT SERVICES

PAGE 20
         Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

ITEM 30. UNDERTAKINGS

(a)      Not applicable


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this April 18, 2002.

       T. Rowe Price Index Trust, Inc.


       /s/Richard T. Whitney
By:    Richard T. Whitney
       President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                Title                 Date
---------                -----                 ----


/s/Richard T. Whitney     President             April 18, 2002
Richard T. Whitney        (Chief Executive Officer)


/s/Joseph A. Carrier     Treasurer (Chief       April 18, 2002
Joseph A. Carrier        Financial Officer)


*                        Director               April 18, 2002
Calvin W. Burnett


*                        Director               April 18, 2002
Anthony W. Deering


*                        Director               April 18, 2002
Donald W. Dick, Jr.


*                        Director               April 18, 2002
David K. Fagin


/s/James A.C. Kennedy    Director               April 18, 2002
James A.C. Kennedy

*                        Director               April 18, 2002
F. Pierce Linaweaver


*                        Director               April 18, 2002
Hanne M. Merriman


/s/James S. Riepe        Director and           April 18, 2002
James S. Riepe           Vice President


*                        Director               April 18, 2002
John G. Schreiber


/s/M. David Testa        Director               April 18, 2002
M. David Testa


*                        Director               April 18, 2002
Hubert D. Vos


*                        Director               April 18, 2002
Paul M. Wythes


*/s/Henry H. Hopkins     Vice President and     April 18, 2002
Henry H. Hopkins         Attorney-In-Fact